Portfolio of Investments
TIAA-CREF Life Growth Equity Fund September 30, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 1 .5%
8,221 (a) Tesla, Inc $ 2,057,059
TOTAL AUTOMOBILES & COMPONENTS 2,057,059
CAPITAL GOODS - 3 .3%
12,503 (a) Boeing Co 2,396,575
2,865 Deere & Co 1,081,194
2,127 Honeywell International, Inc 392,942
4,058 Safran S.A. 635,926
TOTAL CAPITAL GOODS 4,506,637
COMMERCIAL & PROFESSIONAL SERVICES - 1 .5%
19,648 Experian Group Ltd 642,638
2,420 Verisk Analytics, Inc 571,701
6,617 Waste Connections, Inc 888,663
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,103,002
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 11 .7%
113,207 (a) Amazon.com, Inc 14,390,874
20,216 TJX Cos, Inc 1,796,798
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 16,187,672
CONSUMER DURABLES & APPAREL - 0 .9%
1,539 Kering 699,264
99,000 PRADA S.p.A 580,195
TOTAL CONSUMER DURABLES & APPAREL 1,279,459
CONSUMER SERVICES - 5 .2%
1,046 (a) Booking Holdings, Inc 3,225,812
41,249 (a) Carnival Corp 565,936
5,698 (a) Flutter Entertainment plc 927,100
22,247 Las Vegas Sands Corp 1,019,803
16,263 Starbucks Corp 1,484,324
TOTAL CONSUMER SERVICES 7,222,975
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .1%
5,219 Costco Wholesale Corp 2,948,526
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,948,526
ENERGY - 1 .5%
8,953 ConocoPhillips 1,072,569
4,525 Pioneer Natural Resources Co 1,038,714
TOTAL ENERGY 2,111,283
FINANCIAL SERVICES - 6 .0%
367 (a),(b) Adyen NV 272,106
4,293 American Express Co 640,473
77,546 (a) Grab Holdings Ltd 274,513
6,660 London Stock Exchange Group plc 667,504
32,500 (a) PayPal Holdings, Inc 1,899,950
1,984 S&P Global, Inc 724,973
16,401 Visa, Inc (Class A) 3,772,394
TOTAL FINANCIAL SERVICES 8,251,913
FOOD, BEVERAGE & TOBACCO - 1 .8%
54,541 Davide Campari-Milano NV 642,074

TIAA-CREF Life Growth Equity Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
33,740 (a) Monster Beverage Corp $ 1,786,533
TOTAL FOOD, BEVERAGE & TOBACCO 2,428,607
HEALTH CARE EQUIPMENT & SERVICES - 6 .1%
3,962 (a) Align Technology, Inc 1,209,678
12,293 (a) DexCom, Inc 1,146,937
4,041 Essilor International S.A. 702,914
5,999 (a) Intuitive Surgical, Inc 1,753,448
5,429 UnitedHealth Group, Inc 2,737,248
4,621 (a) Veeva Systems, Inc 940,142
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,490,367
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
7,154 Estee Lauder Cos (Class A) 1,034,111
62,445 Kenvue, Inc 1,253,895
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,288,006
INSURANCE - 0 .4%
9,876 American International Group, Inc 598,486
TOTAL INSURANCE 598,486
MATERIALS - 1 .5%
11,587 Corteva, Inc 592,791
3,904 Linde plc 1,453,654
TOTAL MATERIALS 2,046,445
MEDIA & ENTERTAINMENT - 12 .3%
57,037 (a) Alphabet, Inc 7,520,328
33,005 (a) Match Group, Inc 1,292,971
22,858 (a) Meta Platforms, Inc 6,862,200
8,068 NetEase, Inc (ADR) 808,091
10,512 (a) ROBLOX Corp 304,428
3,300 (a) Walt Disney Co 267,465
TOTAL MEDIA & ENTERTAINMENT 17,055,483
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .3%
5,908 AbbVie, Inc 880,647
2,903 Amgen, Inc 780,210
9,081 Gilead Sciences, Inc 680,530
3,130 (a) Illumina, Inc 429,686
20,166 Novo Nordisk A.S. 1,836,138
7,510 Zoetis, Inc 1,306,590
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,913,801
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .3%
16,486 Applied Materials, Inc 2,282,487
4,268 Broadcom, Inc 3,544,916
7,015 Intel Corp 249,383
15,773 Nvidia Corp 6,861,097
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,937,883
SOFTWARE & SERVICES - 20 .7%
1,337 Accenture plc 410,606
5,353 (a) Atlassian Corp Ltd 1,078,683
4,675 Intuit, Inc 2,388,645
46,231 Microsoft Corp 14,597,438
7,863 Oracle Corp 832,849
5,764 (a) Palo Alto Networks, Inc 1,351,312
2,669 Roper Industries, Inc 1,292,543
15,658 (a) Salesforce, Inc 3,175,129
2,103 (a) ServiceNow, Inc 1,175,493
2,347 (a) Synopsys, Inc 1,077,203

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
5,993 (a) Workday, Inc $ 1,287,596
TOTAL SOFTWARE & SERVICES 28,667,497
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .3%
50,763 Apple, Inc 8,691,133
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,691,133
TRANSPORTATION - 2 .0%
61,693 (a) Uber Technologies, Inc 2,837,261
TOTAL TRANSPORTATION 2,837,261
TOTAL COMMON STOCKS 138,623,495
(Cost $85,684,782)
TOTAL LONG-TERM INVESTMENTS 138,623,495
(Cost $85,684,782)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .4%
$ 533,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 533,000
TOTAL REPURCHASE AGREEMENT 533,000
TOTAL SHORT-TERM INVESTMENTS 533,000
(Cost $533,000)
TOTAL INVESTMENTS - 100.4% 139,156,495
(Cost $86,217,782)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (579,019)
NET ASSETS - 100.0% $ 138,577,476
ADR American Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $533,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $543,672.

TIAA-CREF Life Growth & Income Fund September 30, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.2%
COMMON STOCKS - 100.2%
AUTOMOBILES & COMPONENTS - 2 .3%
60,927 BorgWarner, Inc $ 2,459,623
5,362 (a) Tesla, Inc 1,341,680
TOTAL AUTOMOBILES & COMPONENTS 3,801,303
BANKS - 1 .7%
68,310 Wells Fargo & Co 2,791,147
TOTAL BANKS 2,791,147
CAPITAL GOODS - 7 .5%
14,525 Dover Corp 2,026,383
10,682 Honeywell International, Inc 1,973,393
8,548 Hubbell, Inc 2,679,029
4,604 United Rentals, Inc 2,046,800
2,734 W.W. Grainger, Inc 1,891,490
18,183 Westinghouse Air Brake Technologies Corp 1,932,307
TOTAL CAPITAL GOODS 12,549,402
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .0%
52,240 (a) Amazon.com, Inc 6,640,749
11,042 Home Depot, Inc 3,336,451
16,002 Lowe's Cos, Inc 3,325,855
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 13,303,055
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
1,628 Costco Wholesale Corp 919,755
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 919,755
ENERGY - 6 .1%
18,715 Chevron Corp 3,155,723
12,556 EOG Resources, Inc 1,591,599
32,586 Exxon Mobil Corp 3,831,462
10,955 Valero Energy Corp 1,552,433
TOTAL ENERGY 10,131,217
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .9%
29,117 Simon Property Group, Inc 3,145,510
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,145,510
FINANCIAL SERVICES - 10 .1%
10,759 American Express Co 1,605,135
11,640 Ameriprise Financial, Inc 3,837,475
16,544 Ares Management Corp 1,701,881
68,561 Bank of New York Mellon Corp 2,924,127
8,159 Mastercard, Inc (Class A) 3,230,230
15,523 Visa, Inc (Class A) 3,570,445
TOTAL FINANCIAL SERVICES 16,869,293
HEALTH CARE EQUIPMENT & SERVICES - 10 .1%
24,083 Abbott Laboratories 2,332,438
31,098 (a) Boston Scientific Corp 1,641,974
35,163 Cardinal Health, Inc 3,052,852
11,291 Cigna Group 3,230,016
13,411 Laboratory Corp of America Holdings 2,696,282

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
7,731 UnitedHealth Group, Inc $ 3,897,893
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,851,455
INSURANCE - 5 .6%
59,943 American International Group, Inc 3,632,546
26,820 (a) Arch Capital Group Ltd 2,137,822
17,239 Chubb Ltd 3,588,815
TOTAL INSURANCE 9,359,183
MATERIALS - 2 .2%
28,257 Corteva, Inc 1,445,628
6,173 Linde plc 2,298,517
TOTAL MATERIALS 3,744,145
MEDIA & ENTERTAINMENT - 7 .7%
27,844 (a) Alphabet, Inc 3,671,231
30,942 (a) Alphabet, Inc (Class A) 4,049,070
17,037 (a) Meta Platforms, Inc 5,114,678
TOTAL MEDIA & ENTERTAINMENT 12,834,979
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .8%
55,376 Bristol-Myers Squibb Co 3,214,023
46,188 Merck & Co, Inc 4,755,055
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,969,078
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .4%
3,880 Broadcom, Inc 3,222,650
3,498 Lam Research Corp 2,192,442
14,511 Nvidia Corp 6,312,140
20,882 QUALCOMM, Inc 2,319,155
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,046,387
SOFTWARE & SERVICES - 12 .4%
40,884 Microsoft Corp 12,909,123
38,410 Oracle Corp 4,068,387
7,577 (a) Palo Alto Networks, Inc 1,776,352
4,155 (a) Synopsys, Inc 1,907,020
TOTAL SOFTWARE & SERVICES 20,660,882
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .9%
68,465 Apple, Inc 11,721,892
7,904 (a) Arista Networks, Inc 1,453,783
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,175,675
UTILITIES - 3 .0%
31,422 Alliant Energy Corp 1,522,396
21,559 American Electric Power Co, Inc 1,621,668
33,218 NextEra Energy, Inc 1,903,059
TOTAL UTILITIES 5,047,123
TOTAL COMMON STOCKS 167,199,589
(Cost $124,047,855)
TOTAL LONG-TERM INVESTMENTS 167,199,589
(Cost $124,047,855)

TIAA-CREF Life Growth & Income Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 202,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 $ 202,000
TOTAL REPURCHASE AGREEMENT 202,000
TOTAL SHORT-TERM INVESTMENTS 202,000
(Cost $202,000)
TOTAL INVESTMENTS - 100.3% 167,401,589
(Cost $124,249,855)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (556,428)
NET ASSETS - 100.0% $ 166,845,161
REIT Real Estate Investment Trust
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $202,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 8/31/30, valued at $206,045.

Portfolio of Investments
TIAA-CREF Life Large-Cap Value Fund September 30, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
BANKS - 8 .6%
48,149 Bank of America Corp $ 1,318,320
18,485 JPMorgan Chase & Co 2,680,695
5,447 PNC Financial Services Group, Inc 668,728
7,955 Truist Financial Corp 227,592
37,892 Wells Fargo & Co 1,548,267
TOTAL BANKS 6,443,602
CAPITAL GOODS - 10 .4%
2,972 Allegion plc 309,682
4,247 (a) Boeing Co 814,065
1,389 Deere & Co 524,181
5,673 Dover Corp 791,440
4,998 Eaton Corp plc 1,065,973
6,398 Honeywell International, Inc 1,181,967
7,603 Masco Corp 406,380
2,684 Parker-Hannifin Corp 1,045,472
15,374 RTX Corp 1,106,467
2,372 Trane Technologies plc 481,303
TOTAL CAPITAL GOODS 7,726,930
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .3%
682 Home Depot, Inc 206,073
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 206,073
CONSUMER DURABLES & APPAREL - 1 .2%
145 (a) NVR, Inc 864,678
TOTAL CONSUMER DURABLES & APPAREL 864,678
CONSUMER SERVICES - 3 .1%
155 (a) Booking Holdings, Inc 478,012
6,916 Hilton Worldwide Holdings, Inc 1,038,645
3,032 McDonald's Corp 798,750
TOTAL CONSUMER SERVICES 2,315,407
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
8,947 Walmart, Inc 1,430,894
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,430,894
ENERGY - 9 .9%
8,390 Chevron Corp 1,414,722
13,485 ConocoPhillips 1,615,503
10,493 EOG Resources, Inc 1,330,093
17,530 Exxon Mobil Corp 2,061,177
6,577 Valero Energy Corp 932,027
TOTAL ENERGY 7,353,522
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .3%
8,865 Prologis, Inc 994,742
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 994,742
FINANCIAL SERVICES - 9 .2%
6,039 American Express Co 900,959
5,286 (a) Berkshire Hathaway, Inc 1,851,686
1,137 BlackRock, Inc 735,059
13,198 Charles Schwab Corp 724,570

TIAA-CREF Life Large-Cap Value Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
8,641 (a) Fiserv, Inc $ 976,087
3,196 Goldman Sachs Group, Inc 1,034,130
5,601 Intercontinental Exchange, Inc 616,222
TOTAL FINANCIAL SERVICES 6,838,713
FOOD, BEVERAGE & TOBACCO - 2 .2%
10,033 Mondelez International, Inc 696,290
10,458 Philip Morris International, Inc 968,202
TOTAL FOOD, BEVERAGE & TOBACCO 1,664,492
HEALTH CARE EQUIPMENT & SERVICES - 8 .2%
11,013 Abbott Laboratories 1,066,609
3,812 Cigna Group 1,090,499
2,417 Elevance Health, Inc 1,052,410
3,588 HCA, Inc 882,576
11,872 Medtronic plc 930,290
2,176 UnitedHealth Group, Inc 1,097,118
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,119,502
HOUSEHOLD & PERSONAL PRODUCTS - 2 .3%
28,345 Kenvue, Inc 569,168
7,822 Procter & Gamble Co 1,140,917
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,710,085
INSURANCE - 5 .4%
18,794 American International Group, Inc 1,138,916
6,303 Chubb Ltd 1,312,159
4,706 Marsh & McLennan Cos, Inc 895,552
11,219 Metlife, Inc 705,787
TOTAL INSURANCE 4,052,414
MATERIALS - 5 .2%
3,386 Celanese Corp (Series A) 425,011
8,665 Crown Holdings, Inc 766,679
12,476 DuPont de Nemours, Inc 930,585
3,847 Linde plc 1,432,430
1,152 Reliance Steel & Aluminum Co 302,089
TOTAL MATERIALS 3,856,794
MEDIA & ENTERTAINMENT - 3 .5%
4,216 (a) Alphabet, Inc 555,880
28,395 Comcast Corp (Class A) 1,259,034
9,825 (a) Walt Disney Co 796,316
TOTAL MEDIA & ENTERTAINMENT 2,611,230
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .0%
4,186 AbbVie, Inc 623,965
3,210 Danaher Corp 796,401
9,860 Gilead Sciences, Inc 738,908
13,318 Johnson & Johnson 2,074,278
11,369 Merck & Co, Inc 1,170,439
9,731 Sanofi (ADR) 521,971
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,925,962
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .6%
4,225 Analog Devices, Inc 739,755
6,021 Applied Materials, Inc 833,608
617 Broadcom, Inc 512,468
9,039 Intel Corp 321,336
707 Lam Research Corp 443,126
8,929 Micron Technology, Inc 607,440

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
3,530 NXP Semiconductors NV $ 705,718
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,163,451
SOFTWARE & SERVICES - 3 .4%
2,018 Accenture plc 619,748
2,490 Microsoft Corp 786,217
10,725 Oracle Corp 1,135,992
TOTAL SOFTWARE & SERVICES 2,541,957
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .6%
18,324 Cisco Systems, Inc 985,098
7,938 TE Connectivity Ltd 980,581
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,965,679
TELECOMMUNICATION SERVICES - 1 .2%
6,454 (a) T-Mobile US, Inc 903,883
TOTAL TELECOMMUNICATION SERVICES 903,883
TRANSPORTATION - 2 .9%
15,994 (a),(b),(c) AMR Corporation 160
18,357 CSX Corp 564,478
4,820 Union Pacific Corp 981,496
3,901 United Parcel Service, Inc (Class B) 608,049
TOTAL TRANSPORTATION 2,154,183
UTILITIES - 3 .1%
8,251 Ameren Corp 617,422
7,752 American Electric Power Co, Inc 583,106
12,878 Dominion Energy, Inc 575,260
9,617 NextEra Energy, Inc 550,958
TOTAL UTILITIES 2,326,746
TOTAL COMMON STOCKS 74,170,939
(Cost $52,761,984)
TOTAL LONG-TERM INVESTMENTS 74,170,939
(Cost $52,761,984)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0 .9%
$ 650,000 (d) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 650,000
TOTAL REPURCHASE AGREEMENT 650,000
TOTAL SHORT-TERM INVESTMENTS 650,000
(Cost $650,000)
TOTAL INVESTMENTS - 100.4% 74,820,939
(Cost $53,411,984)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (292,207)
NET ASSETS - 100.0% $ 74,528,732
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In bankruptcy
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $650,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $663,049.

TIAA-CREF Life Real Estate Securities Fund September 30, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
DATA CENTER REITS - 10 .4%
21,800 Digital Realty Trust, Inc $ 2,638,236
5,150 Equinix, Inc 3,740,239
TOTAL DATA CENTER REITS 6,378,475
HEALTH CARE REITS - 7 .1%
37,000 Healthpeak Properties, Inc 679,320
24,200 Ventas, Inc 1,019,546
32,800 Welltower, Inc 2,686,976
TOTAL HEALTH CARE REITS 4,385,842
HOTEL & RESORT REITS - 2 .5%
59,500 Host Marriott Corp 956,165
7,000 Ryman Hospitality Properties, Inc 582,960
TOTAL HOTEL & RESORT REITS 1,539,125
INDUSTRIAL REITS - 19 .7%
4,600 EastGroup Properties, Inc 766,038
69,000 Prologis, Inc 7,742,490
43,700 Rexford Industrial Realty, Inc 2,156,595
25,400 Terreno Realty Corp 1,442,720
TOTAL INDUSTRIAL REITS 12,107,843
MULTI-FAMILY RESIDENTIAL REITS - 10 .3%
15,000 AvalonBay Communities, Inc 2,576,100
18,400 Equity Residential 1,080,264
4,600 Essex Property Trust, Inc 975,614
34,500 Independence Realty Trust, Inc 485,415
9,200 Mid-America Apartment Communities, Inc 1,183,580
TOTAL MULTI-FAMILY RESIDENTIAL REITS 6,300,973
OFFICE REITS - 2 .8%
7,500 Alexandria Real Estate Equities, Inc 750,750
8,700 Boston Properties, Inc 517,476
3,500 SL Green Realty Corp 130,550
14,000 Vornado Realty Trust 317,520
TOTAL OFFICE REITS 1,716,296
OTHER SPECIALIZED REITS - 5 .3%
23,000 Gaming and Leisure Properties, Inc 1,047,650
75,800 VICI Properties, Inc 2,205,780
TOTAL OTHER SPECIALIZED REITS 3,253,430
RETAIL REITS - 16 .2%
9,700 Agree Realty Corp 535,828
48,600 Brixmor Property Group, Inc 1,009,908
69,400 Kimco Realty Corp 1,220,746
46,000 Kite Realty Group Trust 985,320
31,100 Realty Income Corp 1,553,134
26,500 Regency Centers Corp 1,575,160
28,800 Simon Property Group, Inc 3,111,264
TOTAL RETAIL REITS 9,991,360
SELF STORAGE REITS - 4 .4%
7,500 Extra Space Storage, Inc 911,850

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SELF STORAGE REITS—continued
6,900 Public Storage, Inc $ 1,818,288
TOTAL SELF STORAGE REITS 2,730,138
SINGLE-FAMILY RESIDENTIAL REITS - 9 .0%
54,900 American Homes 4 Rent 1,849,581
26,500 Equity Lifestyle Properties, Inc 1,688,315
10,000 Invitation Homes, Inc 316,900
14,400 Sun Communities, Inc 1,704,096
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 5,558,892
TELECOM TOWER REITS - 9 .8%
22,400 American Tower Corp 3,683,680
15,500 Crown Castle, Inc 1,426,465
4,600 SBA Communications Corp 920,782
TOTAL TELECOM TOWER REITS 6,030,927
TIMBER REITS - 1 .9%
38,200 Weyerhaeuser Co 1,171,212
TOTAL TIMBER REITS 1,171,212
TOTAL COMMON STOCKS 61,164,513
(Cost $45,837,964)
TOTAL LONG-TERM INVESTMENTS 61,164,513
(Cost $45,837,964)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .7%
$ 445,000 (a) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 445,000
TOTAL REPURCHASE AGREEMENT 445,000
TOTAL SHORT-TERM INVESTMENTS 445,000
(Cost $445,000)
TOTAL INVESTMENTS - 100.1% 61,609,513
(Cost $46,282,964)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (45,562)
NET ASSETS - 100.0% $ 61,563,951
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $445,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $453,990.

TIAA-CREF Life Small-Cap Equity Fund September 30, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
AUTOMOBILES & COMPONENTS - 1 .5%
6,450 (a) Adient plc $ 236,715
2,489 (a) Fox Factory Holding Corp 246,610
3,030 (a) Gentherm, Inc 164,408
5,561 (a) Modine Manufacturing Co 254,416
TOTAL AUTOMOBILES & COMPONENTS 902,149
BANKS - 8 .0%
4,206 Ameris Bancorp 161,468
4,993 (a) Axos Financial, Inc 189,035
6,227 Bank of NT Butterfield & Son Ltd 168,627
3,429 Banner Corp 145,321
11,575 Brookline Bancorp, Inc 105,448
6,041 Cadence Bank 128,190
6,176 Cathay General Bancorp 214,678
3,306 Central Pacific Financial Corp 55,144
5,285 Columbia Banking System, Inc 107,285
4,516 ConnectOne Bancorp, Inc 80,520
6,425 (a) Customers Bancorp, Inc 221,341
9,972 CVB Financial Corp 165,236
5,311 Eagle Bancorp, Inc 113,921
3,328 Enterprise Financial Services Corp 124,800
3,691 First Busey Corp 70,941
2,740 First Financial Bancorp 53,704
2,076 First Financial Corp 70,190
4,292 First Merchants Corp 119,403
5,619 Hancock Whitney Corp 207,847
3,416 Heartland Financial USA, Inc 100,533
7,100 Heritage Commerce Corp 60,137
5,060 Horizon Bancorp, Inc 54,041
1,704 Independent Bank Corp 31,251
4,603 Lakeland Bancorp, Inc 58,090
3,120 (a) Metropolitan Bank Holding Corp 113,194
3,837 National Bank Holdings Corp 114,189
5,839 OceanFirst Financial Corp 84,490
9,640 OFG Bancorp 287,850
4,641 Old National Bancorp 67,480
7,502 Pacific Premier Bancorp, Inc 163,244
910 Preferred Bank 56,648
1,254 QCR Holdings, Inc 60,844
4,826 Renasant Corp 126,393
4,903 Towne Bank 112,426
1,958 UMB Financial Corp 121,494
7,258 United Community Banks, Inc 184,426
7,130 Veritex Holdings, Inc 127,984
3,721 Washington Federal, Inc 95,332
3,966 WesBanco, Inc 96,850
3,564 Westamerica Bancorporation 154,143
TOTAL BANKS 4,774,138
CAPITAL GOODS - 12 .4%
530 (a) Aerovironment, Inc 59,111
2,180 Albany International Corp (Class A) 188,090
12,463 (a) API Group Corp 323,166
2,262 Applied Industrial Technologies, Inc 349,728
3,250 Arcosa, Inc 233,675

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,134 (a) Atkore, Inc $ 318,371
3,984 Barnes Group, Inc 135,337
4,510 (a) Blue Bird Corp 96,289
3,421 Comfort Systems USA, Inc 582,973
3,240 (a) Construction Partners, Inc 118,454
1,252 CSW Industrials, Inc 219,400
347 EMCOR Group, Inc 73,005
3,696 Enerpac Tool Group Corp 97,685
2,130 EnerSys 201,647
1,359 EnPro Industries, Inc 164,697
980 ESCO Technologies, Inc 102,351
4,007 Federal Signal Corp 239,338
7,621 (a) Fluor Corp 279,691
4,000 FTAI Aviation Ltd 142,200
2,350 (a) Gibraltar Industries, Inc 158,649
1,879 (a) GMS, Inc 120,200
3,442 H&E Equipment Services, Inc 148,660
12,898 (a) Janus International Group, Inc 138,009
2,047 McGrath RentCorp 205,191
3,269 (a) MRC Global, Inc 33,507
14,583 (a) NOW, Inc 173,100
4,317 (a) Parsons Corp 234,629
6,432 (a) PGT Innovations, Inc 178,488
1,700 Powell Industries, Inc 140,930
5,746 Rush Enterprises, Inc (Class A) 234,609
11,577 (a) Shoals Technologies Group, Inc 211,280
1,931 Simpson Manufacturing Co, Inc 289,283
2,849 (a) SPX Technologies, Inc 231,909
434 Standex International Corp 63,229
2,167 (a) Titan Machinery, Inc 57,599
12,160 (a) Triumph Group, Inc 93,146
1,911 UFP Industries, Inc 195,686
6,938 Wabash National Corp 146,531
1,330 Watts Water Technologies, Inc (Class A) 229,851
1,360 (a) WillScot Mobile Mini Holdings Corp 56,562
2,879 Zurn Elkay Water Solutions Corp 80,670
TOTAL CAPITAL GOODS 7,346,926
COMMERCIAL & PROFESSIONAL SERVICES - 3 .6%
2,984 (a) CBIZ, Inc 154,869
10,575 (a) ExlService Holdings, Inc 296,523
2,466 Exponent, Inc 211,090
1,661 (a) Franklin Covey Co 71,290
11,515 Healthcare Services Group 120,101
1,970 Heidrick & Struggles International, Inc 49,289
2,223 (a) Huron Consulting Group, Inc 231,548
936 ICF International, Inc 113,078
14,950 (a) Legalzoom.com, Inc 163,553
3,780 (a) Montrose Environmental Group, Inc 110,603
1,204 (a) NV5 Global, Inc 115,861
2,760 (a) TriNet Group, Inc 321,485
13,480 (a) Upwork, Inc 153,133
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,112,423
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .2%
5,600 (a) Abercrombie & Fitch Co (Class A) 315,672
4,390 Build-A-Bear Workshop, Inc 129,110
14,470 (a) CarParts.com, Inc 59,616
7,501 (a) National Vision Holdings, Inc 121,366
6,000 Rent-A-Center, Inc 176,700
1,138 Signet Jewelers Ltd 81,720
2,430 (a) Sleep Number Corp 59,754
6,390 (a) Urban Outfitters, Inc 208,889

TIAA-CREF Life Small-Cap Equity Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
11,820 (a) Warby Parker, Inc $ 155,551
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,308,378
CONSUMER DURABLES & APPAREL - 1 .3%
3,472 (a) Callaway Golf Co 48,052
1,599 (a) Crocs, Inc 141,080
1,784 Installed Building Products, Inc 222,804
1,577 (a) M/I Homes, Inc 132,531
925 (a) Skyline Champion Corp 58,941
4,267 (a) Taylor Morrison Home Corp 181,817
TOTAL CONSUMER DURABLES & APPAREL 785,225
CONSUMER SERVICES - 3 .7%
244 (a) Biglari Holdings, Inc (B Shares) 40,504
1,410 Carriage Services, Inc 39,832
9,853 (a) Coursera, Inc 184,153
1,962 (a) Duolingo, Inc 325,437
10,600 (a) Everi Holdings, Inc 140,132
4,827 (a) Frontdoor, Inc 147,658
9,371 International Game Technology plc 284,129
15,449 Laureate Education, Inc 217,831
660 Monarch Casino & Resort, Inc 40,986
9,870 (a) OneSpaWorld Holdings Ltd 110,741
7,774 (a) Portillo's, Inc 119,642
18,530 (a) Rover Group, Inc 115,998
1,270 Strategic Education, Inc 95,567
3,857 (a) Stride, Inc 173,681
1,062 Texas Roadhouse, Inc (Class A) 102,058
2,252 (a) Xponential Fitness, Inc 34,906
TOTAL CONSUMER SERVICES 2,173,255
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
3,462 Andersons, Inc 178,328
4,474 (a) Chefs' Warehouse, Inc 94,759
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 273,087
ENERGY - 9 .2%
3,540 Ardmore Shipping Corp 46,055
7,460 California Resources Corp 417,835
7,430 ChampionX Corp 264,657
2,208 Chesapeake Energy Corp 190,396
1,425 Chord Energy Corp 230,950
470 Civitas Resources, Inc 38,009
4,959 CVR Energy, Inc 168,755
7,467 Delek US Holdings, Inc 212,137
2,087 (a) Denbury, Inc 204,547
11,387 (a) Diamond Offshore Drilling, Inc 167,161
8,580 (a) Expro Group Holdings NV 199,313
9,353 Golar LNG Ltd 226,904
1,430 Helmerich & Payne, Inc 60,289
13,873 Liberty Energy, Inc 256,928
9,310 Magnolia Oil & Gas Corp 213,292
10,817 Murphy Oil Corp 490,551
18,940 (a) NextDecade Corp 96,973
33,590 Nordic American Tankers Ltd 138,391
7,020 (a) Oceaneering International, Inc 180,554
9,532 (a) Par Pacific Holdings, Inc 342,580
5,242 PBF Energy, Inc 280,604
16,477 RPC, Inc 147,304
3,710 (a) Seadrill Ltd 166,171
13,460 Select Water Solutions, Inc 107,007
2,120 SM Energy Co 84,058
3,363 Teekay Tankers Ltd 140,002

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
5,550 Vitesse Energy, Inc $ 127,040
2,977 (a) Weatherford International plc 268,912
TOTAL ENERGY 5,467,375
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .9%
18,440 Empire State Realty Trust, Inc 148,257
13,260 Global Net Lease, Inc 127,429
8,137 Phillips Edison & Co, Inc 272,915
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 548,601
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .0%
7,040 American Assets Trust, Inc 136,928
14,196 Apple Hospitality REIT, Inc 217,767
14,156 Broadstone Net Lease, Inc 202,431
264 EastGroup Properties, Inc 43,964
9,692 Essential Properties Realty Trust, Inc 209,638
6,403 Four Corners Property Trust, Inc 142,083
23,280 Hudson Pacific Properties, Inc 154,812
15,684 Independence Realty Trust, Inc 220,674
10,656 Kite Realty Group Trust 228,251
10,310 Lexington Realty Trust 91,759
5,690 Macerich Co 62,078
9,680 Mack-Cali Realty Corp 159,720
14,744 Piedmont Office Realty Trust, Inc 82,861
18,429 RLJ Lodging Trust 180,420
3,600 (b) Ryman Hospitality Properties, Inc 299,808
15,164 Summit Hotel Properties, Inc 87,951
19,070 Sunstone Hotel Investors, Inc 178,304
10,993 Tanger Factory Outlet Centers, Inc 248,442
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,947,891
FINANCIAL SERVICES - 5 .5%
3,103 A-Mark Precious Metals, Inc 91,011
8,450 Apollo Commercial Real Estate Finance, Inc 85,598
5,864 Artisan Partners Asset Management, Inc 219,431
42,971 BGC Group, Inc 226,887
3,965 Enact Holdings, Inc 107,967
3,656 (a) Enova International, Inc 185,981
6,493 Essent Group Ltd 307,054
5,453 (a) Flywire Corp 173,896
7,820 (a) Green Dot Corp 108,933
14,574 MFA Financial, Inc 140,056
9,912 Navient Corp 170,685
8,773 (a) NMI Holdings, Inc 237,661
33,719 (a) Payoneer Global, Inc 206,360
8,536 Radian Group, Inc 214,339
4,796 (a) Remitly Global, Inc 120,955
15,597 (a) Repay Holdings Corp 118,381
21,123 (a) StoneCo Ltd 225,382
4,288 Victory Capital Holdings, Inc 142,962
990 Virtus Investment Partners, Inc 199,970
TOTAL FINANCIAL SERVICES 3,283,509
FOOD, BEVERAGE & TOBACCO - 2 .2%
2,550 Calavo Growers, Inc 64,337
3,570 Cal-Maine Foods, Inc 172,859
332 Coca-Cola Consolidated Inc 211,258
8,872 (a) Hostess Brands, Inc 295,526
630 Lancaster Colony Corp 103,969
2,520 (a) National Beverage Corp 118,490
13,981 Primo Water Corp 192,938

TIAA-CREF Life Small-Cap Equity Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
7,500 (a) Sovos Brands, Inc $ 169,125
TOTAL FOOD, BEVERAGE & TOBACCO 1,328,502
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
12,424 (a) Alphatec Holdings, Inc 161,139
2,570 (a) Angiodynamics, Inc 18,787
4,398 (a) AtriCure, Inc 192,632
4,170 (a) Guardant Health, Inc 123,599
5,104 (a) Health Catalyst, Inc 51,653
2,792 HealthStream, Inc 60,251
15,988 (a) Hims & Hers Health, Inc 100,565
3,310 (a) Inari Medical, Inc 216,474
6,030 (a) Inmode Ltd 183,674
1,961 (a) Integer Holdings Corp 153,801
4,506 (a) Lantheus Holdings, Inc 313,077
2,440 (a) LivaNova plc 129,027
740 (a) ModivCare, Inc 23,317
1,485 (a) Neogen Corp 27,532
7,978 (a) NextGen Healthcare, Inc 189,318
10,360 (a) Option Care Health, Inc 335,146
9,057 (a) Owens & Minor, Inc 146,361
7,220 Patterson Cos, Inc 214,001
6,187 (a) Progyny, Inc 210,482
5,070 (a) RxSight, Inc 141,402
3,330 Select Medical Holdings Corp 84,149
322 (a) Shockwave Medical, Inc 64,110
1,428 (a) Surgery Partners, Inc 41,769
4,960 (a) Zimvie, Inc 46,674
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,228,940
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
8,899 (a) BellRing Brands, Inc 366,906
4,598 (a) elf Beauty, Inc 504,998
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 871,904
INSURANCE - 1 .7%
3,241 American Equity Investment Life Holding Co 173,847
6,568 (a) BRP Group, Inc 152,575
2,572 Employers Holdings, Inc 102,751
3,060 F&G Annuities & Life, Inc 85,864
2,790 (a) Goosehead Insurance, Inc 207,939
1,010 (a) Palomar Holdings, Inc 51,257
2,515 Selective Insurance Group, Inc 259,473
TOTAL INSURANCE 1,033,706
MATERIALS - 3 .9%
3,740 Carpenter Technology Corp 251,365
5,990 Commercial Metals Co 295,966
8,548 (a) Constellium SE 155,574
7,323 (a) Ecovyst, Inc 72,058
1,697 Innospec, Inc 173,433
1,772 Materion Corp 180,585
3,413 Minerals Technologies, Inc 186,896
14,803 (a) O-I Glass, Inc 247,654
2,148 Olympic Steel, Inc 120,739
6,246 Orion S.A. 132,915
15,168 (a) Rayonier Advanced Materials, Inc 53,695
5,140 Ryerson Holding Corp 149,523
7,766 (a) Summit Materials, Inc 241,833
1,211 Worthington Industries, Inc 74,864
TOTAL MATERIALS 2,337,100

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT - 2 .6%
2,367 (a) Atlanta Braves Holdings, Inc $ 84,573
7,770 (a) Cardlytics, Inc 128,205
4,974 (a) Cars.com, Inc 83,862
16,658 (a) Eventbrite, Inc 164,248
7,570 (a) IMAX Corp 146,252
8,789 (a) Integral Ad Science Holding Corp 104,501
4,400 John Wiley & Sons, Inc (Class A) 163,548
4,400 (a) Lions Gate Entertainment Corp (Class A) 37,312
16,860 (a) Lions Gate Entertainment Corp (Class B) 132,688
8,253 (a) PubMatic, Inc 99,861
2,506 Shutterstock, Inc 95,353
17,440 (a) Vimeo, Inc 61,738
5,681 (a) Yelp, Inc 236,273
TOTAL MEDIA & ENTERTAINMENT 1,538,414
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .5%
39,543 (a) ADMA Biologics, Inc 141,564
10,096 (a) Alkermes plc 282,789
9,700 (a) Amicus Therapeutics, Inc 117,952
4,759 (a) Amphastar Pharmaceuticals, Inc 218,867
6,330 (a) Amylyx Pharmaceuticals, Inc 115,902
1,350 (a) ANI Pharmaceuticals, Inc 78,381
7,450 (a) Arcus Biosciences, Inc 133,728
17,890 (a) Ardelyx, Inc 72,991
4,510 (a) Arvinas, Inc 88,576
17,333 (a) Aurinia Pharmaceuticals, Inc 134,678
20,403 (a) BioCryst Pharmaceuticals, Inc 144,453
4,565 (a) Bridgebio Pharma, Inc 120,379
14,760 (a) Codexis, Inc 27,896
14,910 (a) Coherus Biosciences, Inc 55,763
4,985 (a) Day One Biopharmaceuticals, Inc 61,166
9,389 (a) Deciphera Pharmaceuticals, Inc 119,428
13,800 (a) Dynavax Technologies Corp 203,826
15,593 (a) Editas Medicine, Inc 121,625
10,327 (a) Evolus, Inc 94,389
5,549 (a) Halozyme Therapeutics, Inc 211,972
4,484 (a) Harmony Biosciences Holdings, Inc 146,941
2,490 (a) Ideaya Biosciences, Inc 67,180
18,331 (a) Immunogen, Inc 290,913
5,952 (a) Immunovant, Inc 228,497
3,946 (a) Intercept Pharmaceuticals, Inc 73,159
1,924 (a) Intra-Cellular Therapies, Inc 100,221
22,387 (a) Iovance Biotherapeutics, Inc 101,861
7,470 (a) Kiniksa Pharmaceuticals Ltd 129,754
9,427 (a) Kura Oncology, Inc 85,974
9,290 (a) MacroGenics, Inc 43,291
5,210 (a) Mirum Pharmaceuticals, Inc 164,636
7,150 (a) NGM Biopharmaceuticals, Inc 7,651
7,783 (a) Nurix Therapeutics, Inc 61,174
17,930 (a) Ocular Therapeutix, Inc 56,300
3,025 Phibro Animal Health Corp 38,629
7,707 (a) Protagonist Therapeutics, Inc 128,553
5,510 (a) Quanterix Corp 149,541
9,913 (a),(c) Recursion Pharmaceuticals, Inc 75,835
4,410 (a) Revance Therapeutics, Inc 50,583
43,577 (a) Rigel Pharmaceuticals, Inc 47,063
7,003 (a) Travere Therapeutics, Inc 62,607
6,971 (a) Veracyte, Inc 155,663
5,240 (a) Vericel Corp 175,645
280 (a) Vertex Pharmaceuticals, Inc 97,367
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,085,363

TIAA-CREF Life Small-Cap Equity Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .2%
1,743 (a) Axcelis Technologies, Inc $ 284,196
6,240 (a) Credo Technology Group Holding Ltd 95,160
2,509 (a) Diodes, Inc 197,810
3,632 Kulicke & Soffa Industries, Inc 176,624
546 (a) Lattice Semiconductor Corp 46,918
6,217 (a) MaxLinear, Inc 138,328
9,930 (a) Navitas Semiconductor Corp 69,014
2,210 (a) PDF Solutions, Inc 71,604
9,664 (a) Photronics, Inc 195,310
6,422 (a) Rambus, Inc 358,283
2,461 (a) SMART Global Holdings, Inc 59,925
6,520 (a) Veeco Instruments, Inc 183,277
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,876,449
SOFTWARE & SERVICES - 5 .8%
2,887 (a) Alkami Technology, Inc 52,601
7,120 (a) Asana, Inc 130,367
880 (a) Blackbaud, Inc 61,882
1,900 (a) Brightcove, Inc 6,251
2,260 (a) Commvault Systems, Inc 152,799
7,817 (a) EngageSmart, Inc 140,628
4,109 (a) Everbridge, Inc 92,124
6,197 (a) Fastly, Inc 118,796
13,180 (a) Freshworks, Inc 262,546
1,860 (a) Intapp, Inc 62,347
6,691 (a) LiveRamp Holdings, Inc 192,968
5,101 (a) Model N, Inc 124,515
16,830 (a) Olo, Inc 101,990
3,152 (a) PagerDuty, Inc 70,888
4,022 (a) PowerSchool Holdings, Inc 91,139
1,203 Progress Software Corp 63,254
5,946 (a) Q2 Holdings, Inc 191,877
2,281 (a) Qualys, Inc 347,967
4,601 (a) Rapid7, Inc 210,634
11,560 (a) Sprinklr, Inc 159,990
3,534 (a) Sprout Social, Inc 176,276
1,557 (a) Squarespace, Inc 45,106
2,280 (a) Tenable Holdings, Inc 102,144
8,655 (a) Varonis Systems, Inc 264,324
3,994 (a) Verint Systems, Inc 91,822
5,870 (a) Yext, Inc 37,157
9,900 (a) Zuora, Inc 81,576
TOTAL SOFTWARE & SERVICES 3,433,968
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .5%
3,739 Belden CDT, Inc 361,000
22,185 (a) CommScope Holding Co, Inc 74,541
7,856 (a) Extreme Networks, Inc 190,194
1,548 (a) Fabrinet 257,928
1,066 (a) OSI Systems, Inc 125,831
8,099 (a) Sanmina Corp 439,614
2,230 (a) Scansource, Inc 67,591
2,511 (a) Super Micro Computer, Inc 688,566
10,856 Vishay Intertechnology, Inc 268,360
886 (a) Vishay Precision Group, Inc 29,752
11,240 Xerox Holdings Corp 176,356
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,679,733
TELECOMMUNICATION SERVICES - 0 .7%
6,690 (a) Bandwidth, Inc 75,396
5,933 (a) EchoStar Corp (Class A) 99,378
58,079 (a),(c) Globalstar, Inc 76,084
1,868 Iridium Communications, Inc 84,975

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
5,840 Telephone and Data Systems, Inc $ 106,930
TOTAL TELECOMMUNICATION SERVICES 442,763
TRANSPORTATION - 1 .5%
238 ArcBest Corp 24,193
9,880 Costamare, Inc 95,045
2,024 Forward Air Corp 139,130
15,170 (a) Hawaiian Holdings, Inc 96,026
898 (a) Hub Group, Inc (Class A) 70,529
4,740 (a) RXO, Inc 93,520
195 (a) Saia, Inc 77,737
5,358 (a) Skywest, Inc 224,714
5,920 (a) Sun Country Airlines Holdings, Inc 87,853
TOTAL TRANSPORTATION 908,747
UTILITIES - 2 .7%
3,848 Allete, Inc 203,174
6,249 Avista Corp 202,280
4,073 Black Hills Corp 206,053
5,940 Brookfield Infrastructure Corp 209,920
3,857 Northwest Natural Holding Co 147,183
3,403 ONE Gas, Inc 232,357
3,408 Otter Tail Corp 258,735
1,612 Portland General Electric Co 65,254
1,684 Unitil Corp 71,924
TOTAL UTILITIES 1,596,880
TOTAL COMMON STOCKS 58,285,426
(Cost $52,535,619)
TOTAL LONG-TERM INVESTMENTS 58,285,426
(Cost $52,535,619)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.2%
REPURCHASE AGREEMENT - 2 .2%
$ 1,290,000 (d) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 1,290,000
TOTAL REPURCHASE AGREEMENT 1,290,000
TOTAL SHORT-TERM INVESTMENTS 1,290,000
(Cost $1,290,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
81,190 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 81,190
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 81,190
(Cost $81,190)
TOTAL INVESTMENTS - 100.3% 59,656,616
(Cost $53,906,809)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (179,241)
NET ASSETS - 100.0% $ 59,477,375
REIT Real Estate Investment Trust

TIAA-CREF Life Small-Cap Equity Fund September 30, 2023

Portfolio of Investments
(continued)
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $158,323.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $1,290,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $1,315,834.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E Mini Index 12 12/15/23  $ 1,122,976 $ 1,079,160 $ (43,816)

Portfolio of Investments
TIAA-CREF Life Social Choice Equity Fund September 30, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2 .5%
2,638 (a) American Axle & Manufacturing Holdings, Inc $ 19,152
1,553 (a) Aptiv plc 153,110
1,071 (a) Modine Manufacturing Co 48,998
4,199 (a) Rivian Automotive, Inc 101,952
6,869 (a) Tesla, Inc 1,718,761
TOTAL AUTOMOBILES & COMPONENTS 2,041,973
BANKS - 2 .2%
277 (a) Bancorp, Inc 9,557
626 Bank OZK 23,206
46 Banner Corp 1,950
618 Berkshire Hills Bancorp, Inc 12,391
54 Camden National Corp 1,524
11,733 Citigroup, Inc 482,578
6 Commerce Bancshares, Inc 288
22 Community Trust Bancorp, Inc 754
593 (a) Customers Bancorp, Inc 20,429
136 First Busey Corp 2,614
16 FNB Corp 173
17 Hancock Whitney Corp 629
108 Heritage Financial Corp 1,761
3,996 Huntington Bancshares, Inc 41,558
3,413 JPMorgan Chase & Co 494,953
333 National Bank Holdings Corp 9,910
5 NBT Bancorp, Inc 158
145 Old National Bancorp 2,108
2,901 PNC Financial Services Group, Inc 356,156
9,584 Regions Financial Corp 164,845
49 Trico Bancshares 1,569
5,255 Truist Financial Corp 150,346
29 UMB Financial Corp 1,799
182 Univest Financial Corp 3,163
49 Westamerica Bancorporation 2,119
TOTAL BANKS 1,786,538
CAPITAL GOODS - 6 .5%
4,546 3M Co 425,597
17 Acuity Brands, Inc 2,895
688 (a) Axon Enterprise, Inc 136,905
66 (a),(b) Bloom Energy Corp 875
3,442 Carrier Global Corp 189,998
2,423 Caterpillar, Inc 661,479
509 Cummins, Inc 116,286
812 Curtiss-Wright Corp 158,852
1,503 Deere & Co 567,202
2,557 Eaton Corp plc 545,357
18 EMCOR Group, Inc 3,787
683 Emerson Electric Co 65,957
1,652 Fastenal Co 90,265
1,435 Fortive Corp 106,420
475 (a) Generac Holdings, Inc 51,756
1,445 (a) Great Lakes Dredge & Dock Corp 11,517
1,798 Hexcel Corp 117,122
27 IDEX Corp 5,617
2,253 Illinois Tool Works, Inc 518,888

TIAA-CREF Life Social Choice Equity Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
3,975 Johnson Controls International plc $ 211,510
2,718 (a) Kratos Defense & Security Solutions, Inc 40,824
172 Luxfer Holdings plc 2,245
480 (a) Manitowoc Co, Inc 7,224
2,420 Masco Corp 129,349
1,060 (a) Mercury Computer Systems, Inc 39,315
95 Moog, Inc (Class A) 10,731
147 (a) MYR Group, Inc 19,810
75 Owens Corning, Inc 10,231
1,245 PACCAR, Inc 105,850
583 (a) Proto Labs, Inc 15,391
314 Quanta Services, Inc 58,740
539 Rockwell Automation, Inc 154,084
78 Rush Enterprises, Inc (Class A) 3,185
129 Snap-On, Inc 32,903
980 Trane Technologies plc 198,852
1,538 (a) Triumph Group, Inc 11,781
425 United Rentals, Inc 188,942
267 (a) V2X, Inc 13,793
188 W.W. Grainger, Inc 130,066
509 Woodward Inc 63,248
500 Xylem, Inc 45,515
TOTAL CAPITAL GOODS 5,270,364
COMMERCIAL & PROFESSIONAL SERVICES - 2 .2%
205 ACCO Brands Corp 1,177
27 (a) ASGN, Inc 2,205
2,438 Automatic Data Processing, Inc 586,534
10,690 (a) Copart, Inc 460,632
231 CSG Systems International, Inc 11,809
1,970 (a) ExlService Holdings, Inc 55,239
512 (a) FTI Consulting, Inc 91,346
47 Heidrick & Struggles International, Inc 1,176
478 Kelly Services, Inc (Class A) 8,695
554 (a) Liquidity Services, Inc 9,761
2,031 (a) OPENLANE, Inc 30,302
624 Robert Half International, Inc 45,727
207 (a) Sterling Check Corp 2,612
1,698 TransUnion 121,899
33 (a) TriNet Group, Inc 3,844
190 Verisk Analytics, Inc 44,886
2,068 Waste Management, Inc 315,246
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,793,090
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6 .2%
595 (a) 1-800-FLOWERS.COM, Inc (Class A) 4,165
19 Aaron's Co, Inc 199
19,530 (a) Amazon.com, Inc 2,482,654
6 (a) Autozone, Inc 15,240
21 (a) Carmax, Inc 1,485
248 (a) Children's Place, Inc 6,703
3,846 eBay, Inc 169,570
84 (a) Five Below, Inc 13,516
316 (a) Genesco, Inc 9,739
3,186 Home Depot, Inc 962,682
2,920 Lowe's Cos, Inc 606,893
431 (a) MarineMax, Inc 14,145
51 Pool Corp 18,161
428 Shoe Carnival, Inc 10,285
6,634 TJX Cos, Inc 589,630
221 Tractor Supply Co 44,874
15 Winmark Corp 5,597

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
234 (a) Zumiez, Inc $ 4,165
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,959,703
CONSUMER DURABLES & APPAREL - 0 .5%
342 (a) Crocs, Inc 30,175
90 (a) Deckers Outdoor Corp 46,268
739 (a) GoPro, Inc 2,320
571 (a) Green Brick Partners, Inc 23,702
13 Hasbro, Inc 860
325 (a) iRobot Corp 12,318
264 (a) Lovesac Co 5,259
384 (a) Lululemon Athletica, Inc 148,074
22 (a) NVR, Inc 131,193
1,910 (a) Sonos, Inc 24,658
680 (a) Traeger, Inc 1,856
TOTAL CONSUMER DURABLES & APPAREL 426,683
CONSUMER SERVICES - 2 .4%
259 ADT, Inc 1,554
198 (a) Booking Holdings, Inc 610,622
473 (a) Bright Horizons Family Solutions, Inc 38,531
356 Carriage Services, Inc 10,057
751 (a) Dave & Buster's Entertainment, Inc 27,840
3,114 Hilton Worldwide Holdings, Inc 467,661
384 (a) Planet Fitness, Inc 18,885
35 (a) Shake Shack, Inc 2,032
1,032 (a) Six Flags Entertainment Corp 24,262
5,767 Starbucks Corp 526,354
216 Vail Resorts, Inc 47,928
260 Wingstop, Inc 46,758
801 Yum! Brands, Inc 100,077
TOTAL CONSUMER SERVICES 1,922,561
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
2,441 (a) BJ's Wholesale Club Holdings, Inc 174,214
1,150 (a) Performance Food Group Co 67,689
500 Pricesmart, Inc 37,215
780 SpartanNash Co 17,160
2,186 (a) Sprouts Farmers Market, Inc 93,561
3,106 Target Corp 343,430
1,290 (a) United Natural Foods, Inc 18,241
3,501 (a) US Foods Holding Corp 138,990
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 890,500
ENERGY - 5 .1%
3,698 Antero Midstream Corp 44,302
1,561 APA Corp 64,157
3,091 Baker Hughes Co 109,174
49 ChampionX Corp 1,745
1,727 Cheniere Energy, Inc 286,613
2,897 Chevron Corp 488,492
2,479 (a) Clean Energy Fuels Corp 9,495
5,575 ConocoPhillips 667,885
59 Delek US Holdings, Inc 1,676
2,091 Devon Energy Corp 99,741
355 (a) DMC Global, Inc 8,687
557 (a) Dril-Quip, Inc 15,691
2,577 EOG Resources, Inc 326,660
2,973 EQT Corp 120,644
1,358 Hess Corp 207,774
13,484 Kinder Morgan, Inc 223,565
9,612 (a) Kosmos Energy Ltd 78,626
1,478 Marathon Petroleum Corp 223,681

TIAA-CREF Life Social Choice Equity Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
4,520 NOV, Inc $ 94,468
155 (a) Oceaneering International, Inc 3,987
277 ONEOK, Inc 17,570
1,157 Pioneer Natural Resources Co 265,589
6,410 Schlumberger Ltd 373,703
2,213 Valero Energy Corp 313,604
806 (a) Weatherford International plc 72,806
TOTAL ENERGY 4,120,335
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .3%
2,695 American Tower Corp 443,193
705 Brixmor Property Group, Inc 14,650
714 Crown Castle, Inc 65,709
4,361 DiamondRock Hospitality Co 35,019
42 Douglas Emmett, Inc 536
513 Equinix, Inc 372,571
456 First Industrial Realty Trust, Inc 21,701
20 (a) Howard Hughes Holdings, Inc 1,483
63 Kilroy Realty Corp 1,991
2,249 Macerich Co 24,536
3,599 Park Hotels & Resorts, Inc 44,340
99 PotlatchDeltic Corp 4,494
4,561 (c) Prologis, Inc 511,790
83 Safehold, Inc 1,477
2,519 Welltower, Inc 206,356
3,357 Weyerhaeuser Co 102,926
765 Xenia Hotels & Resorts, Inc 9,012
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,861,784
FINANCIAL SERVICES - 8 .8%
3,556 American Express Co 530,520
847 Ameriprise Financial, Inc 279,239
7,068 Bank of New York Mellon Corp 301,450
854 BlackRock, Inc 552,102
2,519 Discover Financial Services 218,221
124 Factset Research Systems, Inc 54,220
4,114 Fidelity National Information Services, Inc 227,381
1,817 Goldman Sachs Group, Inc 587,927
105 (a) Green Dot Corp 1,463
4,654 Intercontinental Exchange, Inc 512,033
2,581 Mastercard, Inc (Class A) 1,021,844
1,108 Moody's Corp 350,316
6,865 Morgan Stanley 560,664
180 (a) Mr Cooper Group, Inc 9,641
957 Nasdaq Stock Market, Inc 46,501
5,342 (a) PayPal Holdings, Inc 312,293
65 (a) PRA Group, Inc 1,249
38 (a) PROG Holdings, Inc 1,262
1,628 S&P Global, Inc 594,887
1,736 State Street Corp 116,242
840 T Rowe Price Group, Inc 88,091
2,386 Visa, Inc (Class A) 548,804
357 Voya Financial, Inc 23,723
694 (a) WEX, Inc 130,534
TOTAL FINANCIAL SERVICES 7,070,607
FOOD, BEVERAGE & TOBACCO - 3 .1%
981 Archer-Daniels-Midland Co 73,987
678 Campbell Soup Co 27,852
13,830 Coca-Cola Co 774,203
173 (a) Darling International, Inc 9,031
491 Fresh Del Monte Produce, Inc 12,687
5,724 General Mills, Inc 366,279

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
2,671 Hormel Foods Corp $ 101,578
2 Kellogg Co 119
2,694 Lamb Weston Holdings, Inc 249,087
989 McCormick & Co, Inc 74,808
4,820 PepsiCo, Inc 816,701
79 (a) TreeHouse Foods, Inc 3,443
215 (a) Vital Farms, Inc 2,490
TOTAL FOOD, BEVERAGE & TOBACCO 2,512,265
HEALTH CARE EQUIPMENT & SERVICES - 5 .0%
1,458 (a) Accolade, Inc 15,426
786 (a) Angiodynamics, Inc 5,746
100 (a) AtriCure, Inc 4,380
466 (a) Axogen, Inc 2,330
4,125 (a) Brookdale Senior Living, Inc 17,077
487 (a) Castle Biosciences, Inc 8,225
3,845 (a) Cerus Corp 6,229
1,179 Cigna Group 337,277
725 (a) CryoLife, Inc 10,991
2,549 (a) DexCom, Inc 237,822
1,041 (a) DocGo, Inc 5,549
5,233 (a) Edwards Lifesciences Corp 362,542
1,308 Elevance Health, Inc 569,529
1,090 (a) Enhabit, Inc 12,263
1,984 (a) Envista Holdings Corp 55,314
487 (a) Fulgent Genetics, Inc 13,022
154 (a) Globus Medical, Inc 7,646
1,422 HCA, Inc 349,784
1,215 (a) Health Catalyst, Inc 12,296
231 (a) Henry Schein, Inc 17,152
1,293 (a) Hologic, Inc 89,734
705 (a) IDEXX Laboratories, Inc 308,275
539 Laboratory Corp of America Holdings 108,366
357 LeMaitre Vascular, Inc 19,449
85 (a) LivaNova plc 4,495
514 (a) Merit Medical Systems, Inc 35,476
1,812 (a) NeoGenomics, Inc 22,288
770 (a) Nevro Corp 14,799
1,153 (a) NextGen Healthcare, Inc 27,361
948 (a) Omnicell, Inc 42,698
7,559 (a) Opko Health, Inc 12,094
1,413 (a) OraSure Technologies, Inc 8,379
707 (a) Orthofix Medical, Inc 9,092
1,073 (a) Outset Medical, Inc 11,674
188 (a) Pennant Group, Inc 2,092
183 (a) Penumbra, Inc 44,270
918 (a) Pulmonx Corp 9,483
955 Resmed, Inc 141,216
17 (a) Shockwave Medical, Inc 3,385
736 (a) SI-BONE, Inc 15,633
269 (a) STAAR Surgical Co 10,808
386 STERIS plc 84,696
460 (a) Teladoc Health, Inc 8,551
144 (a) UFP Technologies, Inc 23,249
1,794 UnitedHealth Group, Inc 904,517
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,012,680
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
3,701 Colgate-Palmolive Co 263,178
127 Kimberly-Clark Corp 15,348
7,110 Procter & Gamble Co 1,037,065
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,315,591

TIAA-CREF Life Social Choice Equity Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE - 2 .2%
10,128 (a) Genworth Financial, Inc (Class A) $ 59,350
2,961 Marsh & McLennan Cos, Inc 563,478
3,487 Progressive Corp 485,739
3,806 Prudential Financial, Inc 361,152
1,823 Travelers Cos, Inc 297,714
TOTAL INSURANCE 1,767,433
MATERIALS - 3 .0%
330 (a) Allegheny Technologies, Inc 13,579
223 Amcor plc 2,043
140 Aptargroup, Inc 17,506
4,983 Ball Corp 248,054
539 (a) Coeur Mining, Inc 1,196
1,387 Dow, Inc 71,514
2,744 Ecolab, Inc 464,834
651 International Flavors & Fragrances, Inc 44,379
429 Koppers Holdings, Inc 16,967
1,984 Linde plc 738,742
216 Martin Marietta Materials, Inc 88,664
5,434 Newmont Goldcorp Corp 200,786
2,267 Nucor Corp 354,445
98 Olympic Steel, Inc 5,509
269 PPG Industries, Inc 34,916
901 (a) Ranpak Holdings Corp 4,901
134 Royal Gold, Inc 14,248
2,033 (a) Summit Materials, Inc 63,308
730 Trinseo plc 5,964
TOTAL MATERIALS 2,391,555
MEDIA & ENTERTAINMENT - 3 .8%
2,286 (a) Cinemark Holdings, Inc 41,948
8,361 (a) Clear Channel Outdoor Holdings, Inc 13,210
15,134 Comcast Corp (Class A) 671,041
1,769 Electronic Arts, Inc 212,988
1,165 Gray Television, Inc 8,062
122 (a) IMAX Corp 2,357
1,450 Interpublic Group of Cos, Inc 41,557
176 John Wiley & Sons, Inc (Class A) 6,542
451 (a) MediaAlpha, Inc 3,725
1,766 (a) NetFlix, Inc 666,842
201 New York Times Co (Class A) 8,281
2,690 Omnicom Group, Inc 200,351
60 (a) Roku, Inc 4,235
119 Scholastic Corp 4,539
14,050 (b) Sirius XM Holdings, Inc 63,506
1,985 (a) Take-Two Interactive Software, Inc 278,674
103 TEGNA, Inc 1,501
3,172 (a) Vimeo, Inc 11,229
7,444 (a) Walt Disney Co 603,336
3,989 (a) Warner Bros Discovery, Inc 43,320
1,418 (a) Yelp, Inc 58,975
1,541 (a) ZipRecruiter, Inc 18,477
6,540 (a) ZoomInfo Technologies, Inc 107,256
TOTAL MEDIA & ENTERTAINMENT 3,071,952
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
1,440 (a) Aclaris Therapeutics, Inc 9,864
1,546 (a) Adaptive Biotechnologies Corp 8,426
2,708 Agilent Technologies, Inc 302,809
1,286 (a) Alector, Inc 8,333
749 (a) Allogene Therapeutics, Inc 2,374
2,490 Amgen, Inc 669,212
549 (a) Arcellx, Inc 19,698

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
484 (a) Arcturus Therapeutics Holdings, Inc $ 12,366
33 (a) Axsome Therapeutics, Inc 2,306
92 (a) Biogen, Inc 23,645
1,233 (a) Biohaven Ltd 32,070
9,882 Bristol-Myers Squibb Co 573,551
455 (a),(b) Cassava Sciences, Inc 7,571
2,038 (a) Cymabay Therapeutics, Inc 30,387
2,835 Danaher Corp 703,364
2,329 Eli Lilly & Co 1,250,976
1,431 (a) Erasca, Inc 2,819
4,675 Gilead Sciences, Inc 350,345
219 (a),(b) IGM Biosciences, Inc 1,829
743 (a) Illumina, Inc 101,999
1,143 (a) Immunovant, Inc 43,880
1,240 (a) Intellia Therapeutics, Inc 39,209
209 (a) Intra-Cellular Therapies, Inc 10,887
913 (a) IQVIA Holdings, Inc 179,633
8,480 Merck & Co, Inc 873,016
83 (a) Mettler-Toledo International, Inc 91,970
613 (a) Mirati Therapeutics, Inc 26,702
1,002 (a) Nurix Therapeutics, Inc 7,876
2,606 (a) Nuvation Bio, Inc 3,492
438 (a) Phathom Pharmaceuticals, Inc 4,542
425 Phibro Animal Health Corp 5,427
1,716 (a) Point Biopharma Global, Inc 11,446
833 (a) Prothena Corp plc 40,192
339 (a) Regeneron Pharmaceuticals, Inc 278,983
472 (a) Revance Therapeutics, Inc 5,414
1,981 (a) Sana Biotechnology, Inc 7,666
585 (a) Scholar Rock Holding Corp 4,154
362 (a) Tango Therapeutics, Inc 4,076
419 (a) Tarsus Pharmaceuticals, Inc 7,446
1,325 (a) Ultragenyx Pharmaceutical, Inc 47,236
289 (a) Viridian Therapeutics, Inc 4,433
258 (a) Waters Corp 70,746
524 West Pharmaceutical Services, Inc 196,610
3,058 Zoetis, Inc 532,031
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,611,011
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
2,365 (a) Anywhere Real Estate, Inc 15,207
1,185 (a) CBRE Group, Inc 87,524
79 (a) Jones Lang LaSalle, Inc 11,153
8 RMR Group, Inc 196
141 (a) Tejon Ranch Co 2,287
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 116,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .0%
4,342 Applied Materials, Inc 601,150
289 (a) Cirrus Logic, Inc 21,374
935 (a) First Solar, Inc 151,087
19,540 Intel Corp 694,647
862 Lam Research Corp 540,276
5,604 Marvell Technology, Inc 303,345
5,449 Nvidia Corp 2,370,260
512 (a) Onto Innovation, Inc 65,290
2,266 (a) Rambus, Inc 126,420
256 (a) Silicon Laboratories, Inc 29,668
3,962 Texas Instruments, Inc 629,998
1,694 (a) Wolfspeed, Inc 64,541
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,598,056

TIAA-CREF Life Social Choice Equity Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES - 15 .2%
2,447 Accenture plc $ 751,498
1,630 (a) Adobe, Inc 831,137
898 (a) Akamai Technologies, Inc 95,673
123 (a) Ansys, Inc 36,599
2,289 (a) Autodesk, Inc 473,617
1,888 (a) Cadence Design Systems, Inc 442,358
1,267 Dolby Laboratories, Inc (Class A) 100,422
4,408 (a) DXC Technology Co 91,819
83 (a) Fair Isaac Corp 72,088
111 (a) HubSpot, Inc 54,668
312 (a) Intapp, Inc 10,458
225 InterDigital, Inc 18,054
4,407 International Business Machines Corp 618,302
1,285 Intuit, Inc 656,558
15,447 Microsoft Corp 4,877,390
890 (a) New Relic, Inc 76,202
1,727 (a) Nutanix, Inc 60,238
136 (a) OneSpan, Inc 1,462
3,704 (a) Salesforce, Inc 751,097
1,088 (a) ServiceNow, Inc 608,148
774 (a) SPS Commerce, Inc 132,052
1,141 (a) Synopsys, Inc 523,685
816 (a) Teradata Corp 36,736
2,737 (a) VMware, Inc (Class A) 455,656
2,046 (a) Workday, Inc 439,583
365 (a) Xperi, Inc 3,599
TOTAL SOFTWARE & SERVICES 12,219,099
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .3%
954 ADTRAN Holdings, Inc 7,851
1,906 Avnet, Inc 91,850
626 Badger Meter, Inc 90,063
826 Benchmark Electronics, Inc 20,039
1,872 (a) Ciena Corp 88,471
15,133 Cisco Systems, Inc 813,550
691 CTS Corp 28,842
587 (a) ePlus, Inc 37,286
776 (a) Fabrinet 129,297
418 (a) FARO Technologies, Inc 6,366
2,306 (a) Harmonic, Inc 22,207
25,585 Hewlett Packard Enterprise Co 444,411
14,558 HP, Inc 374,141
612 (a) Insight Enterprises, Inc 89,046
362 (a) Itron, Inc 21,930
2,657 (a) Keysight Technologies, Inc 351,548
483 (a) Kimball Electronics, Inc 13,225
1,951 (a) Knowles Corp 28,894
189 (a),(b) Lumentum Holdings, Inc 8,539
91 Methode Electronics, Inc 2,079
4,024 (a),(b) MicroVision, Inc 8,813
4,164 (a) Mirion Technologies, Inc 31,105
2,747 National Instruments Corp 163,776
624 (a) Netgear, Inc 7,856
196 (a) Novanta, Inc 28,114
337 (a) OSI Systems, Inc 39,780
562 (a),(b) PAR Technology Corp 21,660
571 (a) Plexus Corp 53,092
633 (a) Ribbon Communications, Inc 1,696
377 (a) Rogers Corp 49,564
5,168 (a) Trimble Inc 278,348
247 (a) Vishay Precision Group, Inc 8,294
3,317 Vontier Corp 102,562

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
2,383 Xerox Holdings Corp $ 37,389
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,501,684
TELECOMMUNICATION SERVICES - 0 .9%
514 (a) Bandwidth, Inc 5,793
2,195 Iridium Communications, Inc 99,851
18,481 Verizon Communications, Inc 598,969
TOTAL TELECOMMUNICATION SERVICES 704,613
TRANSPORTATION - 2 .7%
502 ArcBest Corp 51,028
763 CH Robinson Worldwide, Inc 65,717
16,281 CSX Corp 500,641
9,834 Delta Air Lines, Inc 363,858
1,441 Expeditors International Washington, Inc 165,182
118 Norfolk Southern Corp 23,238
716 Old Dominion Freight Line 292,944
310 (a) Saia, Inc 123,582
3,521 United Parcel Service, Inc (Class B) 548,818
TOTAL TRANSPORTATION 2,135,008
UTILITIES - 2 .1%
3,925 American Electric Power Co, Inc 295,239
1,977 Consolidated Edison, Inc 169,093
8,980 NextEra Energy, Inc 514,464
7,085 Southern Co 458,541
1,065 WEC Energy Group, Inc 85,786
2,555 Xcel Energy, Inc 146,197
TOTAL UTILITIES 1,669,320
TOTAL COMMON STOCKS 79,770,772
(Cost $51,522,598)
TOTAL LONG-TERM INVESTMENTS 79,770,772
(Cost $51,522,598)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1 .4%
$ 1,135,000 (d) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 1,135,000
TOTAL REPURCHASE AGREEMENT 1,135,000
TOTAL SHORT-TERM INVESTMENTS 1,135,000
(Cost $1,135,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
109,908 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 109,908
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 109,908
(Cost $109,908)
TOTAL INVESTMENTS - 100.6% 81,015,680
(Cost $52,767,506)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (450,273)
NET ASSETS - 100.0% $ 80,565,407
REIT Real Estate Investment Trust

TIAA-CREF Life Social Choice Equity Fund September 30, 2023

Portfolio of Investments
(continued)
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $101,756.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $1,135,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $1,157,794.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 5 12/15/23  $ 1,128,686 $ 1,081,375 $ (47,311)

Portfolio of Investments
TIAA-CREF Life Stock Index Fund September 30, 2023

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2 .2%
1,634 (a) Adient plc $ 59,968
1,752 (a) American Axle & Manufacturing Holdings, Inc 12,719
4,464 (a) Aptiv plc 440,106
4,087 BorgWarner, Inc 164,992
271 (a) Cooper-Standard Holdings, Inc 3,637
2,264 Dana Inc 33,213
476 (a) Dorman Products, Inc 36,062
2,668 (a),(b) Fisker, Inc 17,128
65,714 Ford Motor Co 816,168
713 (a) Fox Factory Holding Corp 70,644
23,059 General Motors Co 760,255
4,153 Gentex Corp 135,139
573 (a) Gentherm, Inc 31,091
4,151 (a) Goodyear Tire & Rubber Co 51,597
2,377 Harley-Davidson, Inc 78,584
377 LCI Industries 44,267
1,037 Lear Corp 139,165
11,997 (a),(b) Lucid Group, Inc 67,063
3,923 (a),(b) Luminar Technologies, Inc 17,850
772 (a) Modine Manufacturing Co 35,319
381 Patrick Industries, Inc 28,598
817 Phinia, Inc 21,887
4,728 (a),(b) QuantumScape Corp 31,630
10,927 (a) Rivian Automotive, Inc 265,307
2,129 (a),(b) Solid Power, Inc 4,301
330 Standard Motor Products, Inc 11,095
449 (a) Stoneridge, Inc 9,011
45,931 (a) Tesla, Inc 11,492,855
900 Thor Industries, Inc 85,617
496 (a) Visteon Corp 68,483
486 Winnebago Industries, Inc 28,893
2,131 (a),(b) Workhorse Group, Inc 883
343 (a) XPEL, Inc 26,449
TOTAL AUTOMOBILES & COMPONENTS 15,089,976
BANKS - 3 .3%
254 1st Source Corp 10,691
95 ACNB Corp 3,003
197 Amalgamated Financial Corp 3,392
442 Amerant Bancorp, Inc 7,708
127 American National Bankshares, Inc 4,818
1,222 Ameris Bancorp 46,913
205 Arrow Financial Corp 3,489
2,719 Associated Banc-Corp 46,522
1,279 Atlantic Union Bankshares Corp 36,810
945 (a) Axos Financial, Inc 35,778
697 Banc of California, Inc 8,629
446 Bancfirst Corp 38,682
814 (a) Bancorp, Inc 28,083
117 (b) Bank First Corp 9,027
116,887 Bank of America Corp 3,200,366
861 (b) Bank of Hawaii Corp 42,783
174 Bank of Marin Bancorp 3,181
1,235 Bank of NT Butterfield & Son Ltd 33,444
2,233 Bank OZK 82,777

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
1,737 BankUnited, Inc $ 39,430
511 Banner Corp 21,656
219 Bar Harbor Bankshares 5,175
148 BayCom Corp 2,843
174 BCB Bancorp, Inc 1,938
641 Berkshire Hills Bancorp, Inc 12,852
298 (a) Blue Foundry Bancorp 2,494
235 Blue Ridge Bankshares, Inc 1,062
717 BOK Financial Corp 57,346
385 (a) Bridgewater Bancshares, Inc 3,650
1,258 Brookline Bancorp, Inc 11,460
115 (b) Burke & Herbert Financial Services Corp 5,343
324 Business First Bancshares, Inc 6,078
231 Byline Bancorp, Inc 4,553
3,491 Cadence Bank 74,079
59 Cambridge Bancorp 3,675
238 Camden National Corp 6,716
693 Capital Bancorp, Inc 13,257
156 Capital City Bank Group, Inc 4,653
2,332 Capitol Federal Financial, Inc 11,124
292 Capstar Financial Holdings, Inc 4,143
641 (a) Carter Bankshares, Inc 8,032
1,220 Cathay General Bancorp 42,407
470 Central Pacific Financial Corp 7,840
32,647 Citigroup, Inc 1,342,771
167 Citizens & Northern Corp 2,931
8,682 Citizens Financial Group, Inc 232,678
63 Citizens Financial Services, Inc 3,019
236 City Holding Co 21,323
157 Civista Bancshares, Inc 2,434
226 CNB Financial Corp 4,093
415 (a) Coastal Financial Corp 17,808
163 Colony Bankcorp, Inc 1,629
3,230 Columbia Banking System, Inc 65,569
599 (a) Columbia Financial, Inc 9,410
2,351 Comerica, Inc 97,684
1,958 Commerce Bancshares, Inc 93,945
1,009 Community Bank System, Inc 42,590
238 Community Trust Bancorp, Inc 8,154
422 ConnectOne Bancorp, Inc 7,524
858 (a) CrossFirst Bankshares, Inc 8,657
1,101 Cullen/Frost Bankers, Inc 100,422
438 (a) Customers Bancorp, Inc 15,089
2,357 CVB Financial Corp 39,055
611 Dime Community Bancshares, Inc 12,196
638 Eagle Bancorp, Inc 13,685
2,453 East West Bancorp, Inc 129,298
2,652 Eastern Bankshares, Inc 33,256
147 Enterprise Bancorp, Inc 4,025
424 Enterprise Financial Services Corp 15,900
161 Equity Bancshares, Inc 3,875
105 Esquire Financial Holdings, Inc 4,797
227 ESSA Bancorp, Inc 3,407
193 Farmers & Merchants Bancorp, Inc 3,383
378 Farmers National Banc Corp 4,370
560 FB Financial Corp 15,882
11,764 Fifth Third Bancorp 297,982
202 Financial Institutions, Inc 3,400
440 First Bancorp 12,382
3,399 First BanCorp 45,751
162 First Bancorp, Inc 3,807
201 First Bancshares, Inc 5,421
354 First Bank 3,816

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
586 First Busey Corp $ 11,263
87 First Business Financial Services, Inc 2,611
183 First Citizens Bancshares, Inc (Class A) 252,558
1,371 First Commonwealth Financial Corp 16,740
242 First Community Bancshares, Inc 7,127
1,705 First Financial Bancorp 33,418
2,288 First Financial Bankshares, Inc 57,475
445 First Foundation, Inc 2,706
2,293 First Hawaiian, Inc 41,389
8,270 First Horizon National Corp 91,135
1,459 First Interstate BancSystem, Inc 36,387
960 First Merchants Corp 26,707
93 First Mid Bancshares, Inc 2,470
321 First of Long Island Corp 3,695
170 (a) First Western Financial, Inc 3,086
177 Five Star Bancorp 3,551
358 Flushing Financial Corp 4,701
5,298 FNB Corp 57,165
2,673 Fulton Financial Corp 32,370
158 (a) FVCBankcorp, Inc 2,024
325 German American Bancorp, Inc 8,804
1,648 Glacier Bancorp, Inc 46,968
26 Great Southern Bancorp, Inc 1,246
132 Greene County Bancorp, Inc 3,175
28 Guaranty Bancshares, Inc 803
1,685 Hancock Whitney Corp 62,328
484 Hanmi Financial Corp 7,855
1,147 HarborOne Bancorp, Inc 10,919
429 Heartland Financial USA, Inc 12,625
1,217 Heritage Commerce Corp 10,308
460 Heritage Financial Corp 7,503
1,168 Hilltop Holdings, Inc 33,124
22 (b) Hingham Institution For Savings The 4,109
89 Home Bancorp, Inc 2,836
2,960 Home Bancshares, Inc 61,982
314 HomeStreet, Inc 2,446
265 HomeTrust Bancshares, Inc 5,743
1,956 Hope Bancorp, Inc 17,311
501 Horizon Bancorp, Inc 5,351
25,248 Huntington Bancshares, Inc 262,579
308 Independent Bank Corp 5,649
726 Independent Bank Corp 35,639
488 Independent Bank Group, Inc 19,300
843 International Bancshares Corp 36,536
164 John Marshall Bancorp, Inc 2,927
48,181 JPMorgan Chase & Co 6,987,209
2,079 Kearny Financial Corp 14,407
16,007 Keycorp 172,235
584 Lakeland Bancorp, Inc 7,370
525 Lakeland Financial Corp 24,917
485 Live Oak Bancshares, Inc 14,041
341 Luther Burbank Corp 2,864
2,860 M&T Bank Corp 361,647
400 Macatawa Bank Corp 3,584
226 Mercantile Bank Corp 6,986
224 Metrocity Bankshares, Inc 4,408
101 (a) Metropolitan Bank Holding Corp 3,664
129 Mid Penn Bancorp, Inc 2,597
324 Midland States Bancorp, Inc 6,655
169 MidWestOne Financial Group, Inc 3,436
142 MVB Financial Corp 3,206
535 National Bank Holdings Corp 15,922
243 National Bankshares, Inc 6,085

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
669 NBT Bancorp, Inc $ 21,201
10,780 New York Community Bancorp, Inc 122,245
140 Nicolet Bankshares, Inc 9,769
90 Northeast Bank 3,969
643 Northfield Bancorp, Inc 6,076
2,189 Northwest Bancshares, Inc 22,393
37,976 (a) NU Holdings Ltd 275,326
714 OceanFirst Financial Corp 10,332
596 OFG Bancorp 17,797
4,862 Old National Bancorp 70,693
432 Old Second Bancorp, Inc 5,880
249 Origin Bancorp, Inc 7,189
111 Orrstown Financial Services, Inc 2,332
1,405 Pacific Premier Bancorp, Inc 30,573
1,717 PacWest Bancorp 13,581
205 Park National Corp 19,377
126 Parke Bancorp, Inc 2,053
753 Pathward Financial, Inc 34,706
144 PCB Bancorp 2,225
259 Peapack Gladstone Financial Corp 6,643
532 Peoples Bancorp, Inc 13,502
101 Peoples Financial Services Corp 4,050
1,330 Pinnacle Financial Partners, Inc 89,163
226 (a) Pioneer Bancorp, Inc 1,930
6,656 PNC Financial Services Group, Inc 817,157
420 (a) Ponce Financial Group, Inc 3,284
1,252 Popular, Inc 78,889
188 Preferred Bank 11,703
586 Premier Financial Corp 9,997
169 Primis Financial Corp 1,377
1,690 Prosperity Bancshares, Inc 92,240
1,239 Provident Financial Services, Inc 18,944
190 QCR Holdings, Inc 9,219
104 RBB Bancorp 1,329
91 Red River Bancshares, Inc 4,182
16,640 Regions Financial Corp 286,208
769 Renasant Corp 20,140
146 Republic Bancorp, Inc (Class A) 6,431
540 S&T Bancorp, Inc 14,623
495 Sandy Spring Bancorp, Inc 10,608
977 Seacoast Banking Corp of Florida 21,455
726 ServisFirst Bancshares, Inc 37,875
130 Shore Bancshares, Inc 1,368
192 Sierra Bancorp 3,640
1,550 Simmons First National Corp (Class A) 26,288
116 SmartFinancial, Inc 2,479
138 South Plains Financial, Inc 3,649
101 (a) Southern First Bancshares, Inc 2,721
86 Southern Missouri Bancorp, Inc 3,327
432 Southside Bancshares, Inc 12,398
1,456 SouthState Corp 98,076
522 Stellar Bancorp, Inc 11,129
346 (a) Sterling Bancorp, Inc 2,021
421 Stock Yards Bancorp, Inc 16,541
164 Summit Financial Group, Inc 3,697
2,625 Synovus Financial Corp 72,975
932 (a) Texas Capital Bancshares, Inc 54,895
192 (a) Third Coast Bancshares, Inc 3,283
229 Tompkins Trustco, Inc 11,219
996 Towne Bank 22,838
618 Trico Bancshares 19,795
513 Triumph Financial, Inc 33,237
22,420 Truist Financial Corp 641,436

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
277 TrustCo Bank Corp NY $ 7,559
1,035 Trustmark Corp 22,491
685 UMB Financial Corp 42,504
1,802 United Bankshares, Inc 49,717
1,315 United Community Banks, Inc 33,414
364 Univest Financial Corp 6,326
25,013 US Bancorp 826,930
328 (a) USCB Financial Holdings, Inc 3,447
7,103 Valley National Bancorp 60,802
1,054 Veritex Holdings, Inc 18,919
1,098 Washington Federal, Inc 28,131
232 Washington Trust Bancorp, Inc 6,109
3,310 Webster Financial Corp 133,426
61,403 Wells Fargo & Co 2,508,927
875 WesBanco, Inc 21,368
239 West Bancorporation, Inc 3,898
533 Westamerica Bancorporation 23,052
1,585 Western Alliance Bancorp 72,862
886 Wintrust Financial Corp 66,893
1,054 WSFS Financial Corp 38,471
2,692 Zions Bancorporation 93,924
TOTAL BANKS 23,084,045
CAPITAL GOODS - 6 .4%
2,107 (a) 3D Systems Corp 10,345
9,318 3M Co 872,351
2,034 A.O. Smith Corp 134,508
1,086 Aaon, Inc 61,761
511 (a) AAR Corp 30,420
470 Acuity Brands, Inc 80,046
1,058 Advanced Drainage Systems, Inc 120,432
2,147 Aecom Technology Corp 178,287
407 (a) Aerovironment, Inc 45,393
149 (a) AerSale Corp 2,226
1,087 AGCO Corp 128,570
1,327 Air Lease Corp 52,297
148 Alamo Group, Inc 25,583
620 Albany International Corp (Class A) 53,494
1,346 Allegion plc 140,253
197 Allied Motion Technologies, Inc 6,091
1,473 Allison Transmission Holdings, Inc 86,995
330 Alta Equipment Group, Inc 3,980
512 (a) Ameresco, Inc 19,743
254 (a) American Woodmark Corp 19,205
3,833 Ametek, Inc 566,364
2,835 (a) API Group Corp 73,512
438 Apogee Enterprises, Inc 20,621
567 Applied Industrial Technologies, Inc 87,664
2,056 (a),(b) Archer Aviation, Inc 10,403
909 Arcosa, Inc 65,357
244 Argan, Inc 11,107
564 Armstrong World Industries, Inc 40,608
2,492 (a) Array Technologies, Inc 55,297
334 Astec Industries, Inc 15,735
340 (a) Astronics Corp 5,392
587 (a) Atkore, Inc 87,575
1,101 (a) Axon Enterprise, Inc 219,088
1,731 (a) AZEK Co, Inc 51,480
406 AZZ, Inc 18,505
1,051 (a) Babcock & Wilcox Enterprises, Inc 4,425
782 Barnes Group, Inc 26,565
1,000 (a) Beacon Roofing Supply, Inc 77,170
632 (a),(b) Blink Charging Co 1,934

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,944 (a),(b) Bloom Energy Corp $ 39,037
217 (a) Blue Bird Corp 4,633
166 (a) BlueLinx Holdings, Inc 13,627
9,246 (a) Boeing Co 1,772,273
597 Boise Cascade Co 61,515
145 (a) Bowman Consulting Group Ltd 4,064
287 (b) Brookfield Business Corp 5,189
2,182 (a) Builders FirstSource, Inc 271,637
1,363 BWX Technologies, Inc 102,198
228 Cadre Holdings, Inc 6,076
862 Carlisle Cos, Inc 223,482
13,812 Carrier Global Corp 762,422
8,606 Caterpillar, Inc 2,349,438
4,222 (a),(b) ChargePoint Holdings, Inc 20,983
669 (a) Chart Industries, Inc 113,141
337 (a) CIRCOR International, Inc 18,788
14,332 CNH Industrial NV 173,417
413 Columbus McKinnon Corp 14,418
575 Comfort Systems USA, Inc 97,986
597 (a) Commercial Vehicle Group, Inc 4,633
708 (a) Concrete Pumping Holdings, Inc 6,075
531 (a) Construction Partners, Inc 19,413
1,040 (a) Core & Main, Inc 30,004
775 Crane Co 68,851
775 Crane NXT Co 43,067
225 CSW Industrials, Inc 39,429
2,401 Cummins, Inc 548,532
722 Curtiss-Wright Corp 141,245
688 (a),(b) Custom Truck One Source, Inc 4,266
4,561 Deere & Co 1,721,230
4,600 (a),(b) Desktop Metal, Inc 6,716
2,166 Donaldson Co, Inc 129,180
347 Douglas Dynamics, Inc 10,472
2,313 Dover Corp 322,687
160 (a) Ducommun, Inc 6,962
240 (a) DXP Enterprises, Inc 8,386
486 (a) Dycom Industries, Inc 43,254
6,624 Eaton Corp plc 1,412,767
824 EMCOR Group, Inc 173,361
9,430 Emerson Electric Co 910,655
318 Encore Wire Corp 58,022
738 (a) Energy Recovery, Inc 15,653
1,905 (a),(b) Energy Vault Holdings, Inc 4,858
917 Enerpac Tool Group Corp 24,236
681 EnerSys 64,470
2,221 (a),(b) Enovix Corp 27,874
330 EnPro Industries, Inc 39,993
1,688 (a),(b) Eos Energy Enterprises, Inc 3,629
752 Esab Corp 52,805
502 ESCO Technologies, Inc 52,429
1,410 (a) ESS Tech, Inc 2,651
9,626 Fastenal Co 525,965
1,130 Federal Signal Corp 67,495
3,268 Ferguson plc 537,488
2,325 Flowserve Corp 92,465
503 (a),(b) Fluence Energy, Inc 11,564
2,528 (a) Fluor Corp 92,778
5,820 Fortive Corp 431,611
2,291 Fortune Brands Innovations, Inc 142,409
719 Franklin Electric Co, Inc 64,156
1,383 FTAI Aviation Ltd 49,166
426 (a),(b) FTC Solar, Inc 545
6,671 (a) FuelCell Energy, Inc 8,539

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,000 (a) Gates Industrial Corp plc $ 11,610
426 GATX Corp 46,362
1,074 (a) Generac Holdings, Inc 117,023
4,100 General Dynamics Corp 905,977
18,261 General Electric Co 2,018,754
567 (a) Gibraltar Industries, Inc 38,278
187 Global Industrial Co 6,264
829 (a) GMS, Inc 53,031
368 Gorman-Rupp Co 12,107
2,901 Graco, Inc 211,425
2,996 GrafTech International Ltd 11,475
696 Granite Construction, Inc 26,462
890 (a) Great Lakes Dredge & Dock Corp 7,093
648 Greenbrier Cos, Inc 25,920
552 Griffon Corp 21,898
627 H&E Equipment Services, Inc 27,080
1,178 (a) Hayward Holdings, Inc 16,610
760 HEICO Corp 123,067
1,362 HEICO Corp (Class A) 175,998
629 Helios Technologies, Inc 34,897
413 Herc Holdings, Inc 49,122
1,552 Hexcel Corp 101,097
1,406 Hillenbrand, Inc 59,488
1,910 (a) Hillman Solutions Corp 15,758
11,012 Honeywell International, Inc 2,034,357
6,541 Howmet Aerospace, Inc 302,521
933 Hubbell, Inc 292,412
699 (a) Hudson Technologies, Inc 9,297
625 Huntington Ingalls Industries, Inc 127,863
1,987 (a) Hyliion Holdings Corp 2,345
158 Hyster-Yale Materials Handling, Inc 7,044
1,271 IDEX Corp 264,393
137 (a) IES Holdings, Inc 9,024
4,979 Illinois Tool Works, Inc 1,146,713
6,510 Ingersoll Rand, Inc 414,817
289 Insteel Industries, Inc 9,381
1,554 ITT, Inc 152,152
1,086 (a) Janus International Group, Inc 11,620
1,178 (a) JELD-WEN Holding, Inc 15,738
486 John Bean Technologies Corp 51,098
11,579 Johnson Controls International plc 616,119
166 Kadant, Inc 37,441
670 Kaman Corp 13,166
172 Karat Packaging, Inc 3,966
1,307 Kennametal, Inc 32,518
1,903 (a) Kratos Defense & Security Solutions, Inc 28,583
3,195 L3Harris Technologies, Inc 556,313
192 (a) Lawson Products, Inc 4,992
580 Lennox International, Inc 217,175
543 (a) Leonardo DRS, Inc 9,068
153 (a) Limbach Holdings, Inc 4,855
954 Lincoln Electric Holdings, Inc 173,428
165 Lindsay Corp 19,417
3,761 Lockheed Martin Corp 1,538,099
385 LSI Industries, Inc 6,114
478 Luxfer Holdings plc 6,238
539 (a) Manitowoc Co, Inc 8,112
3,600 Masco Corp 192,420
464 (a) Masonite International Corp 43,254
1,042 (a) Mastec, Inc 74,993
2,359 (a) Masterbrand, Inc 28,662
379 McGrath RentCorp 37,991
2,999 MDU Resources Group, Inc 58,720

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
952 (a) Mercury Computer Systems, Inc $ 35,310
2,986 (a),(b) Microvast Holdings, Inc 5,644
820 (a) Middleby Corp 104,960
168 Miller Industries, Inc 6,587
629 Moog, Inc (Class A) 71,052
1,441 (a) MRC Global, Inc 14,770
779 MSC Industrial Direct Co (Class A) 76,459
883 Mueller Industries, Inc 66,366
2,381 Mueller Water Products, Inc (Class A) 30,191
301 (a) MYR Group, Inc 40,563
76 National Presto Industries, Inc 5,507
418 (a) NEXTracker, Inc 16,787
9,268 (a),(b) Nikola Corp 14,551
995 Nordson Corp 222,054
2,375 Northrop Grumman Corp 1,045,451
149 (a) Northwest Pipe Co 4,495
1,637 (a) NOW, Inc 19,431
262 (a),(b) NuScale Power Corp 1,284
2,708 nVent Electric plc 143,497
44 Omega Flex, Inc 3,464
1,192 Oshkosh Corp 113,753
6,945 Otis Worldwide Corp 557,753
1,508 Owens Corning, Inc 205,706
8,604 PACCAR, Inc 731,512
291 Park Aerospace Corp 4,519
2,182 Parker-Hannifin Corp 849,933
420 (a) Parsons Corp 22,827
2,996 Pentair plc 193,991
763 (a) PGT Innovations, Inc 21,173
8,759 (a),(b) Plug Power, Inc 66,568
263 Powell Industries, Inc 21,803
51 Preformed Line Products Co 8,292
729 Primoris Services Corp 23,860
509 (a) Proto Labs, Inc 13,438
492 Quanex Building Products Corp 13,860
2,443 Quanta Services, Inc 457,012
477 (a) RBC Bearings, Inc 111,680
1,177 Regal-Beloit Corp 168,170
2,451 (a) Resideo Technologies, Inc 38,726
562 REV Group, Inc 8,992
4,108 (a),(b) Rocket Lab USA, Inc 17,993
1,951 Rockwell Automation, Inc 557,732
24,613 RTX Corp 1,771,398
216 Rush Enterprises, Inc 9,783
1,036 Rush Enterprises, Inc (Class A) 42,300
2,324 Sensata Technologies Holding plc 87,894
2,046 (a),(b) SES AI Corp 4,644
2,761 (a) Shoals Technologies Group, Inc 50,388
514 Shyft Group, Inc 7,695
842 Simpson Manufacturing Co, Inc 126,140
727 (a) SiteOne Landscape Supply, Inc 118,828
878 Snap-On, Inc 223,943
1,891 Spirit Aerosystems Holdings, Inc (Class A) 30,521
647 (a) SPX Technologies, Inc 52,666
195 Standex International Corp 28,410
2,609 Stanley Black & Decker, Inc 218,060
2,463 (a),(b) Stem, Inc 10,443
394 (a) Sterling Construction Co, Inc 28,951
1,332 (a),(b) SunPower Corp 8,218
3,438 (a) Sunrun, Inc 43,181
268 Tennant Co 19,872
939 Terex Corp 54,105
550 Textainer Group Holdings Ltd 20,487

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
3,365 Textron, Inc $ 262,941
509 (a) Thermon Group Holdings, Inc 13,982
1,188 Timken Co 87,306
638 (a) Titan International, Inc 8,568
282 (a) Titan Machinery, Inc 7,496
1,833 Toro Co 152,322
3,766 Trane Technologies plc 764,159
121 (a) Transcat, Inc 11,854
882 (a) TransDigm Group, Inc 743,641
1,924 (a) Trex Co, Inc 118,576
1,374 Trinity Industries, Inc 33,457
664 Triton International Ltd 54,624
1,063 (a) Triumph Group, Inc 8,143
1,186 (a) Tutor Perini Corp 9,286
901 UFP Industries, Inc 92,262
1,178 United Rentals, Inc 523,703
156 (a) V2X, Inc 8,059
345 Valmont Industries, Inc 82,872
1,767 (a) Velo3D, Inc 2,757
251 Veritiv Corp 42,394
5,197 Vertiv Holdings Co 193,328
339 (a) Vicor Corp 19,964
3,817 (a) Virgin Galactic Holdings, Inc 6,871
756 W.W. Grainger, Inc 523,031
918 Wabash National Corp 19,388
593 Watsco, Inc 223,988
522 Watts Water Technologies, Inc (Class A) 90,212
763 WESCO International, Inc 109,735
2,818 Westinghouse Air Brake Technologies Corp 299,469
3,600 (a) WillScot Mobile Mini Holdings Corp 149,724
1,032 Woodward Inc 128,236
576 (a),(b) Xometry, Inc 9,780
3,847 Xylem, Inc 350,192
2,011 Zurn Elkay Water Solutions Corp 56,348
TOTAL CAPITAL GOODS 44,570,618
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
1,238 ABM Industries, Inc 49,532
1,696 ACCO Brands Corp 9,735
1,880 (a) ACV Auctions, Inc 28,538
5,802 (a) Alight, Inc 41,136
271 Aris Water Solution, Inc 2,705
918 (a) ASGN, Inc 74,982
5,166 (a) Aurora Innovation, Inc 12,140
6,883 Automatic Data Processing, Inc 1,655,912
110 Barrett Business Services, Inc 9,926
2,100 (a),(b) BlackSky Technology, Inc 2,457
2,259 Booz Allen Hamilton Holding Corp 246,841
329 (a) BrightView Holdings, Inc 2,550
834 Brink's Co 60,582
1,981 Broadridge Financial Solutions, Inc 354,698
409 (a) CACI International, Inc (Class A) 128,397
801 (a) Casella Waste Systems, Inc (Class A) 61,116
778 (a) CBIZ, Inc 40,378
375 (a) CECO Environmental Corp 5,989
270 (a) Cimpress plc 18,903
1,417 Cintas Corp 681,591
7,903 (a),(b) Clarivate plc 53,029
819 (a) Clean Harbors, Inc 137,068
177 Compx International, Inc 3,290
752 Concentrix Corp 60,243
3,045 (a) Conduent, Inc 10,597
14,046 (a) Copart, Inc 605,242

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
2,056 (a) CoreCivic, Inc $ 23,130
6,753 (a) CoStar Group, Inc 519,238
128 CRA International, Inc 12,897
520 CSG Systems International, Inc 26,582
754 Deluxe Corp 14,243
633 (a) Driven Brands Holdings, Inc 7,970
3,839 Dun & Bradstreet Holdings, Inc 38,352
394 Ennis, Inc 8,361
2,072 Equifax, Inc 379,549
2,555 (a) ExlService Holdings, Inc 71,642
944 Exponent, Inc 80,806
598 First Advantage Corp 8,246
1,154 (a) FiscalNote Holdings, Inc 2,400
178 (a) Forrester Research, Inc 5,144
148 (a) Franklin Covey Co 6,352
524 (a) FTI Consulting, Inc 93,487
2,727 Genpact Ltd 98,717
2,553 (a) GEO Group, Inc 20,884
1,393 (a) Harsco Corp 10,058
1,153 Healthcare Services Group 12,026
286 Heidrick & Struggles International, Inc 7,156
247 (a) Heritage-Crystal Clean, Inc 11,202
1,168 Herman Miller, Inc 28,558
271 (a) HireRight Holdings Corp 2,577
757 HNI Corp 26,215
334 (a) Huron Consulting Group, Inc 34,789
282 ICF International, Inc 34,068
404 (a) Innodata, Inc 3,446
674 Insperity, Inc 65,782
961 Interface, Inc 9,427
2,022 Jacobs Solutions, Inc 276,003
2,207 KBR, Inc 130,081
654 Kelly Services, Inc (Class A) 11,896
366 Kforce, Inc 21,836
1,048 Korn/Ferry International 49,717
1,550 (a) Legalzoom.com, Inc 16,957
2,347 Leidos Holdings, Inc 216,300
2,072 (a),(b) Li-Cycle Holdings Corp 7,356
484 (a) Liquidity Services, Inc 8,528
931 Manpower, Inc 68,261
491 Matthews International Corp (Class A) 19,105
1,185 MAXIMUS, Inc 88,496
361 (a) Montrose Environmental Group, Inc 10,563
663 MSA Safety, Inc 104,522
224 (a) NV5 Global, Inc 21,556
2,200 (a) OPENLANE, Inc 32,824
5,251 Paychex, Inc 605,598
1,227 (a) Performant Financial Corp 2,773
2,896 Pitney Bowes, Inc 8,746
2,398 (a),(b) Planet Labs PBC 6,235
2,775 RB Global, Inc 173,438
175 (a) Red Violet, Inc 3,502
3,337 Republic Services, Inc 475,556
514 Resources Connection, Inc 7,664
1,790 Robert Half International, Inc 131,171
4,005 Rollins, Inc 149,507
997 Science Applications International Corp 105,223
269 (a) SP Plus Corp 9,711
3,873 SS&C Technologies Holdings, Inc 203,487
1,776 Steelcase, Inc (Class A) 19,838
1,556 (a) Stericycle, Inc 69,569
321 (a) Sterling Check Corp 4,051
940 Tetra Tech, Inc 142,908

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
3,332 TransUnion $ 239,204
686 (a) TriNet Group, Inc 79,905
645 (a) TrueBlue, Inc 9,462
369 TTEC Holdings, Inc 9,675
237 Unifirst Corp 38,633
1,953 (a) Upwork, Inc 22,186
2,380 Verisk Analytics, Inc 562,251
2,291 (a) Verra Mobility Corp 42,842
440 (a) Viad Corp 11,528
134 VSE Corp 6,759
6,798 Waste Management, Inc 1,036,287
116 (a) Willdan Group, Inc 2,370
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,284,961
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .1%
426 (a) 1-800-FLOWERS.COM, Inc (Class A) 2,982
667 Aaron's Co, Inc 6,984
912 (a) Abercrombie & Fitch Co (Class A) 51,409
1,229 Academy Sports & Outdoors, Inc 58,095
887 Advance Auto Parts, Inc 49,610
149,916 (a) Amazon.com, Inc 19,057,322
2,547 American Eagle Outfitters, Inc 42,306
122 (a) America's Car-Mart, Inc 11,101
1,783 Arko Corp 12,749
346 (a) Asbury Automotive Group, Inc 79,604
565 (a) Autonation, Inc 85,541
304 (a) Autozone, Inc 772,157
1,577 (a),(b) BARK, Inc 1,892
3,569 Bath & Body Works, Inc 120,632
3,303 Best Buy Co, Inc 229,459
365 Big 5 Sporting Goods Corp 2,559
455 (a) Boot Barn Holdings, Inc 36,942
526 Buckle, Inc 17,563
200 Build-A-Bear Workshop, Inc 5,882
1,106 (a) Burlington Stores, Inc 149,642
331 Caleres, Inc 9,520
670 (b) Camping World Holdings, Inc 13,675
2,760 (a) Carmax, Inc 195,215
961 (a) CarParts.com, Inc 3,959
1,550 (a) Carvana Co 65,069
368 Cato Corp (Class A) 2,819
2,088 (a) Chico's FAS, Inc 15,618
479 (a),(b) ContextLogic, Inc 2,112
18,054 (a) Coupang, Inc 306,918
892 (b) Designer Brands, Inc 11,293
919 (a) Destination XL Group, Inc 4,117
954 Dick's Sporting Goods, Inc 103,585
77 (b) Dillard's, Inc (Class A) 25,472
144 (a) Duluth Holdings, Inc 865
9,027 eBay, Inc 398,000
2,090 (a) Etsy, Inc 134,972
1,112 (a),(b) EVgo, Inc 3,759
948 (a) Five Below, Inc 152,533
1,672 (a) Floor & Decor Holdings, Inc 151,316
1,404 Foot Locker, Inc 24,359
389 (a),(b) Funko, Inc 2,976
4,552 (a) GameStop Corp (Class A) 74,926
3,094 Gap, Inc 32,889
127 (a) Genesco, Inc 3,914
2,363 Genuine Parts Co 341,170
228 Group 1 Automotive, Inc 61,266
934 (a) GrowGeneration Corp 2,727
194 Guess?, Inc 4,198

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
286 Haverty Furniture Cos, Inc $ 8,231
269 Hibbett Sports, Inc 12,780
16,800 Home Depot, Inc 5,076,288
1,622 Kohl's Corp 33,997
221 (a) Lands' End, Inc 1,651
2,409 (a) Leslie's, Inc 13,635
472 Lithia Motors, Inc (Class A) 139,396
3,983 LKQ Corp 197,198
9,839 Lowe's Cos, Inc 2,044,938
3,646 Macy's, Inc 42,330
389 (a) MarineMax, Inc 12,767
566 Monro Muffler, Inc 15,718
343 Murphy USA, Inc 117,213
1,406 (a) National Vision Holdings, Inc 22,749
1,826 (b) Nordstrom, Inc 27,280
740 (a) ODP Corp 34,151
1,041 (a) Ollie's Bargain Outlet Holdings, Inc 80,344
180 (a) OneWater Marine, Inc 4,612
1,016 (a) O'Reilly Automotive, Inc 923,402
752 (a) Overstock.com, Inc 11,897
411 Penske Auto Group, Inc 68,662
1,122 (a) Petco Health & Wellness Co, Inc 4,589
306 PetMed Express, Inc 3,137
656 Pool Corp 233,602
941 Rent-A-Center, Inc 27,712
610 (a),(b) Revolve Group, Inc 8,302
290 (a) RH 76,664
5,509 Ross Stores, Inc 622,242
2,062 (a) Sally Beauty Holdings, Inc 17,280
406 Shoe Carnival, Inc 9,756
819 Signet Jewelers Ltd 58,812
441 (a) Sleep Number Corp 10,844
345 Sonic Automotive, Inc (Class A) 16,477
689 (a),(b) Sportsman's Warehouse Holdings, Inc 3,094
1,508 (a) Stitch Fix, Inc 5,203
1,347 (a),(b) ThredUp, Inc 5,402
297 (a) Tilly's, Inc 2,412
19,109 TJX Cos, Inc 1,698,408
1,804 Tractor Supply Co 366,302
847 (a) Ulta Beauty, Inc 338,334
1,237 (a) Urban Outfitters, Inc 40,438
1,365 (a) Victoria's Secret & Co 22,768
1,287 (a) Warby Parker, Inc 16,937
1,297 (a) Wayfair, Inc 78,559
203 Weyco Group, Inc 5,146
1,141 Williams-Sonoma, Inc 177,311
37 Winmark Corp 13,806
314 (a) Zumiez, Inc 5,589
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 35,702,038
CONSUMER DURABLES & APPAREL - 1 .1%
707 Acushnet Holdings Corp 37,499
1,510 (a) Allbirds, Inc 1,676
1,083 (a),(b) AMMO, Inc 2,188
285 (a) Beazer Homes USA, Inc 7,099
1,301 Brunswick Corp 102,779
2,097 (a) Callaway Golf Co 29,022
2,137 (a) Capri Holdings Ltd 112,428
450 Carter's, Inc 31,117
132 (a) Cavco Industries, Inc 35,067
608 Century Communities, Inc 40,602
307 Clarus Corp 2,321
604 Columbia Sportswear Co 44,756

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
761 (b) Cricut, Inc $ 7,070
1,046 (a) Crocs, Inc 92,289
452 (a) Deckers Outdoor Corp 232,369
5,387 DR Horton, Inc 578,941
197 (a),(b) Dream Finders Homes, Inc 4,379
327 Ethan Allen Interiors, Inc 9,777
2,447 (a) Garmin Ltd 257,424
682 (a) G-III Apparel Group Ltd 16,995
1,998 (a) GoPro, Inc 6,274
578 (a) Green Brick Partners, Inc 23,993
6,162 Hanesbrands, Inc 24,401
2,241 Hasbro, Inc 148,220
444 (a) Helen of Troy Ltd 51,753
81 (a) Hovnanian Enterprises, Inc 8,234
379 Installed Building Products, Inc 47,333
443 (a) iRobot Corp 16,790
75 Johnson Outdoors, Inc 4,102
943 KB Home 43,642
811 Kontoor Brands, Inc 35,611
706 (a) Latham Group, Inc 1,977
696 La-Z-Boy, Inc 21,492
2,404 Leggett & Platt, Inc 61,086
4,288 Lennar Corp (Class A) 481,242
224 Lennar Corp (Class B) 22,899
353 (a) LGI Homes, Inc 35,120
223 (a) Lovesac Co 4,442
1,796 (a) Lululemon Athletica, Inc 692,556
301 (a) M/I Homes, Inc 25,296
287 (a) Malibu Boats, Inc 14,069
156 Marine Products Corp 2,217
295 (a) MasterCraft Boat Holdings, Inc 6,555
6,094 (a) Mattel, Inc 134,251
1,086 MDC Holdings, Inc 44,776
529 Meritage Homes Corp 64,744
918 (a) Mohawk Industries, Inc 78,774
227 Movado Group, Inc 6,208
6,518 Newell Rubbermaid, Inc 58,858
19,702 Nike, Inc (Class B) 1,883,905
48 (a) NVR, Inc 286,238
276 Oxford Industries, Inc 26,532
4,992 (a),(b) Peloton Interactive, Inc 25,210
792 Polaris Industries, Inc 82,479
3,872 Pulte Homes, Inc 286,722
795 (b) Purple Innovation, Inc 1,359
1,126 PVH Corp 86,150
740 Ralph Lauren Corp 85,907
200 Rocky Brands, Inc 2,940
2,405 (a) Skechers U.S.A., Inc (Class A) 117,725
966 (a) Skyline Champion Corp 61,554
840 Smith & Wesson Brands, Inc 10,844
235 (a) Snap One Holdings Corp 2,171
2,102 (a) Sonos, Inc 27,137
1,383 Steven Madden Ltd 43,938
272 Sturm Ruger & Co, Inc 14,177
3,931 Tapestry, Inc 113,016
1,558 (a) Taylor Morrison Home Corp 66,386
2,986 Tempur Sealy International, Inc 129,413
1,677 Toll Brothers, Inc 124,031
563 (a) TopBuild Corp 141,651
194 (a) Traeger, Inc 530
1,429 (a) Tri Pointe Homes, Inc 39,083
3,425 (a) Under Armour, Inc (Class A) 23,461
3,626 (a) Under Armour, Inc (Class C) 23,134

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
5,645 VF Corp $ 99,747
1,021 (a) Vista Outdoor, Inc 33,816
1,116 (a) Vizio Holding Corp 6,038
1,031 (a),(b) Vuzix Corp 3,743
785 Whirlpool Corp 104,954
1,465 Wolverine World Wide, Inc 11,808
1,421 (a) YETI Holdings, Inc 68,521
TOTAL CONSUMER DURABLES & APPAREL 7,847,033
CONSUMER SERVICES - 2 .4%
700 (a) Accel Entertainment, Inc 7,665
2,833 ADT, Inc 16,998
799 (a) Adtalem Global Education, Inc 34,237
6,641 (a) Airbnb, Inc 911,212
4,054 Aramark 140,674
631 (a) BALLY'S CORP 8,272
17 (a) Biglari Holdings, Inc (B Shares) 2,822
356 (a) BJ's Restaurants, Inc 8,352
1,539 Bloomin' Brands, Inc 37,844
275 Bluegreen Vacations Holding Corp 10,087
614 (a) Booking Holdings, Inc 1,893,545
333 (a),(b) Bowlero Corp 3,203
1,079 Boyd Gaming Corp 65,635
1,041 (a) Bright Horizons Family Solutions, Inc 84,800
763 (a) Brinker International, Inc 24,103
3,464 (a) Caesars Entertainment, Inc 160,556
16,161 (a) Carnival Corp 221,729
234 Carriage Services, Inc 6,610
625 (a) Carrols Restaurant Group, Inc 4,119
520 (a) Century Casinos, Inc 2,668
702 Cheesecake Factory 21,271
2,349 (a) Chegg, Inc 20,953
461 (a) Chipotle Mexican Grill, Inc (Class A) 844,474
632 Choice Hotels International, Inc 77,426
1,260 Churchill Downs, Inc 146,210
247 (a) Chuy's Holdings, Inc 8,788
1,836 (a) Coursera, Inc 34,315
463 (b) Cracker Barrel Old Country Store, Inc 31,114
2,007 Darden Restaurants, Inc 287,442
792 (a) Dave & Buster's Entertainment, Inc 29,359
1,168 (a) Denny's Corp 9,893
266 Dine Brands Global Inc. 13,154
604 Domino's Pizza, Inc 228,789
4,914 (a) DoorDash, Inc 390,516
6,847 (a) DraftKings, Inc 201,576
461 (a) Duolingo, Inc 76,466
302 El Pollo Loco Holdings, Inc 2,703
281 (a) European Wax Center, Inc 4,552
1,316 (a) Everi Holdings, Inc 17,397
2,437 (a) Expedia Group, Inc 251,182
1,596 (a) Frontdoor, Inc 48,822
682 (a) Full House Resorts, Inc 2,912
443 (a) Global Business Travel Group I 2,436
229 Golden Entertainment, Inc 7,827
58 Graham Holdings Co 33,814
572 (a) Grand Canyon Education, Inc 66,855
2,195 H&R Block, Inc 94,517
1,409 (a) Hilton Grand Vacations, Inc 57,346
4,201 Hilton Worldwide Holdings, Inc 630,906
738 Hyatt Hotels Corp 78,287
357 (a) Inspired Entertainment, Inc 4,270
1,684 International Game Technology plc 51,059
431 Jack in the Box, Inc 29,765

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
1,311 (b) Krispy Kreme, Inc $ 16,348
89 (a) Kura Sushi USA, Inc 5,885
5,593 Las Vegas Sands Corp 256,383
1,806 Laureate Education, Inc 25,465
382 (a) LIBERTY MEDIA CORP-LIBERTY-A 12,193
619 (a) Life Time Group Holdings, Inc 9,415
464 (a) Lindblad Expeditions Holdings, Inc 3,341
4,266 Marriott International, Inc (Class A) 838,525
676 Marriott Vacations Worldwide Corp 68,026
12,018 McDonald's Corp 3,166,022
5,201 MGM Resorts International 191,189
844 (a),(b) Mister Car Wash, Inc 4,650
173 Monarch Casino & Resort, Inc 10,743
805 (a),(b) Mondee Holdings, Inc 2,874
911 (a) Nerdy, Inc 3,371
621 (a) Noodles & Co 1,528
6,767 (a) Norwegian Cruise Line Holdings Ltd 111,520
353 (a) ONE Group Hospitality, Inc 1,941
1,026 (a) OneSpaWorld Holdings Ltd 11,512
565 Papa John's International, Inc 38,544
2,733 (a) Penn National Gaming, Inc 62,722
1,137 Perdoceo Education Corp 19,443
1,475 (a) Planet Fitness, Inc 72,540
525 (a) Portillo's, Inc 8,080
592 (a) Potbelly Corp 4,618
142 RCI Hospitality Holdings, Inc 8,614
297 (a),(b) Red Robin Gourmet Burgers, Inc 2,388
924 Red Rock Resorts, Inc 37,884
1,530 (a) Rover Group, Inc 9,578
3,783 (a) Royal Caribbean Cruises Ltd 348,566
822 (a) Rush Street Interactive, Inc 3,798
5,391 (a) Sabre Corp 24,206
1,620 (a) Scientific Games Corp (Class A) 115,555
764 (a) SeaWorld Entertainment, Inc 35,335
2,355 Service Corp International 134,565
596 (a) Shake Shack, Inc 34,610
1,370 (a) Six Flags Entertainment Corp 32,209
18,896 Starbucks Corp 1,724,638
403 Strategic Education, Inc 30,326
644 (a) Stride, Inc 28,999
1,928 (a) Super Group SGHC Ltd 7,114
1,443 (a) Sweetgreen, Inc 16,955
877 (a),(b) Target Hospitality Corp 13,927
1,209 Texas Roadhouse, Inc (Class A) 116,185
1,336 Travel & Leisure Co 49,071
1,149 (a) Udemy, Inc 10,915
434 (a) Universal Technical Institute, Inc 3,637
707 Vail Resorts, Inc 156,876
2,954 Wendy's Co 60,291
513 Wingstop, Inc 92,258
881 (a) WW International, Inc 9,753
1,610 Wyndham Hotels & Resorts, Inc 111,959
1,791 Wynn Resorts Ltd 165,506
268 (a) Xponential Fitness, Inc 4,154
4,554 Yum! Brands, Inc 568,977
TOTAL CONSUMER SERVICES 16,357,254
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
6,241 Albertsons Cos, Inc 141,983
418 Andersons, Inc 21,531
2,336 (a) BJ's Wholesale Club Holdings, Inc 166,720
618 Casey's General Stores, Inc 167,799
515 (a) Chefs' Warehouse, Inc 10,908

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
7,342 Costco Wholesale Corp $ 4,147,936
3,715 Dollar General Corp 393,047
3,489 (a) Dollar Tree, Inc 371,404
1,460 (a) Grocery Outlet Holding Corp 42,121
626 (a) HF Foods Group, Inc 2,485
213 Ingles Markets, Inc (Class A) 16,045
10,796 Kroger Co 483,121
286 Natural Grocers by Vitamin Cottage, Inc 3,692
2,651 (a) Performance Food Group Co 156,038
385 Pricesmart, Inc 28,656
584 SpartanNash Co 12,848
2,100 (a) Sprouts Farmers Market, Inc 89,880
8,505 Sysco Corp 561,755
7,729 Target Corp 854,596
943 (a) United Natural Foods, Inc 13,334
3,868 (a) US Foods Holding Corp 153,560
127 Village Super Market (Class A) 2,875
12,281 Walgreens Boots Alliance, Inc 273,130
23,625 Walmart, Inc 3,778,346
218 Weis Markets, Inc 13,734
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 11,907,544
ENERGY - 4 .8%
704 (a) Amplify Energy Corp 5,174
5,480 Antero Midstream Corp 65,650
4,860 (a) Antero Resources Corp 123,347
5,407 APA Corp 222,228
243 Arch Resources, Inc 41,470
2,039 Archrock, Inc 25,691
667 Ardmore Shipping Corp 8,678
16,148 Baker Hughes Co 570,347
1,892 Berry Corp 15,514
3,755 (a) Borr Drilling Ltd 26,661
351 (a) Bristow Group, Inc 9,888
12,978 Cabot Oil & Gas Corp 351,055
845 Cactus, Inc 42,427
912 California Resources Corp 51,081
691 (a) Callon Petroleum Co 27,032
243 (a) Centrus Energy Corp 13,793
3,416 ChampionX Corp 121,678
3,990 Cheniere Energy, Inc 662,180
1,919 Chesapeake Energy Corp 165,475
29,429 Chevron Corp 4,962,318
666 Chord Energy Corp 107,939
1,179 Civitas Resources, Inc 95,346
2,877 (a) Clean Energy Fuels Corp 11,019
2,191 (a) CNX Resources Corp 49,473
1,500 Comstock Resources, Inc 16,545
20,416 ConocoPhillips 2,445,837
621 CONSOL Energy, Inc 65,149
809 Core Laboratories, Inc 19,424
500 Crescent Energy Co 6,320
583 CVR Energy, Inc 19,839
1,373 Delek US Holdings, Inc 39,007
850 (a) Denbury, Inc 83,309
10,744 Devon Energy Corp 512,489
2,136 DHT Holdings, Inc 22,001
1,800 (a) Diamond Offshore Drilling, Inc 26,424
2,893 Diamondback Energy, Inc 448,068
333 (a) DMC Global, Inc 8,149
395 Dorian LPG Ltd 11,348
582 (a) Dril-Quip, Inc 16,395
1,673 DT Midstream, Inc 88,535

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
625 (a) Earthstone Energy, Inc $ 12,650
156 (a),(b) Empire Petroleum Corp 1,502
2,241 (a) Encore Energy Corp 7,306
2,496 (a),(b) Energy Fuels, Inc 20,517
279 (b) Enviva, Inc 2,084
9,773 EOG Resources, Inc 1,238,825
6,200 EQT Corp 251,596
7,406 Equitrans Midstream Corp 69,394
275 Excelerate Energy, Inc 4,686
1,226 (a) Expro Group Holdings NV 28,480
66,866 Exxon Mobil Corp 7,862,104
408 FLEX LNG Ltd 12,305
226 (a) Forum Energy Technologies, Inc 5,429
3,883 (a),(b) Gevo, Inc 4,621
1,788 Golar LNG Ltd 43,377
842 (a) Green Plains, Inc 25,344
179 (a) Gulfport Energy Operating Corp 21,240
345 (a) Hallador Energy Co 4,975
15,566 Halliburton Co 630,423
2,743 (a) Helix Energy Solutions Group, Inc 30,639
1,863 Helmerich & Payne, Inc 78,544
4,747 Hess Corp 726,291
2,191 HF Sinclair Corp 124,734
110 (b) HighPeak Energy, Inc 1,857
685 International Seaways, Inc 30,825
32,385 Kinder Morgan, Inc 536,943
256 Kinetik Holdings, Inc 8,640
7,467 (a) Kosmos Energy Ltd 61,080
2,207 Liberty Energy, Inc 40,874
2,448 Magnolia Oil & Gas Corp 56,084
767 (a) Mammoth Energy Services, Inc 3,559
11,233 Marathon Oil Corp 300,483
7,137 Marathon Petroleum Corp 1,080,114
1,952 Matador Resources Co 116,105
2,520 Murphy Oil Corp 114,282
146 (a) Nabors Industries Ltd 17,978
75 Nacco Industries, Inc (Class A) 2,630
790 (b) New Fortress Energy, Inc 25,896
2,497 (a) Newpark Resources, Inc 17,254
555 (a) NextDecade Corp 2,842
1,670 Noble Corp plc 84,586
3,490 Nordic American Tankers Ltd 14,379
757 Northern Oil and Gas, Inc 30,454
6,945 NOV, Inc 145,151
11,375 Occidental Petroleum Corp 738,010
1,532 (a) Oceaneering International, Inc 39,403
1,209 (a) Oil States International, Inc 10,119
7,381 ONEOK, Inc 468,177
854 (a) Overseas Shipholding Group, Inc 3,749
4,162 Ovintiv, Inc 197,986
677 (a) Par Pacific Holdings, Inc 24,331
5,496 Patterson-UTI Energy, Inc 76,065
1,808 PBF Energy, Inc 96,782
1,975 Peabody Energy Corp 51,330
3,118 Permian Resources Corp 43,527
7,816 Phillips 66 939,092
3,939 Pioneer Natural Resources Co 904,197
1,367 (a) ProPetro Holding Corp 14,531
4,095 Range Resources Corp 132,719
475 Ranger Energy Services, Inc 6,736
276 (a) Rex American Resources Corp 11,239
151 Riley Exploration Permian, Inc 4,800
1,348 (a) Ring Energy, Inc 2,629

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
1,202 RPC, Inc $ 10,746
532 SandRidge Energy, Inc 8,331
24,044 Schlumberger Ltd 1,401,765
828 Scorpio Tankers, Inc 44,811
649 (a) SEACOR Marine Holdings, Inc 9,008
739 (a) Seadrill Ltd 33,100
988 Select Water Solutions, Inc 7,855
1,567 SFL Corp Ltd 17,472
185 (a),(b) SilverBow Resources, Inc 6,617
1,209 Sitio Royalties Corp 29,270
1,884 SM Energy Co 74,701
678 Solaris Oilfield Infrastructure, Inc 7,227
18,509 (a) Southwestern Energy Co 119,383
1,711 (a) Talos Energy, Inc 28,129
3,944 Targa Resources Corp 338,080
6,806 TechnipFMC plc 138,434
1,069 (a) Teekay Corp 6,596
376 Teekay Tankers Ltd 15,653
8,487 (a),(b) Tellurian, Inc 9,845
2,062 (a) Tetra Technologies, Inc 13,156
101 Texas Pacific Land Corp 184,180
854 (a) Tidewater, Inc 60,694
4,698 (a),(b) Uranium Energy Corp 24,195
1,387 (a) US Silica Holdings, Inc 19,473
1,000 Vaalco Energy, Inc 4,390
993 (a) Valaris Ltd 74,455
5,904 Valero Energy Corp 836,656
916 (a),(b) Vertex Energy, Inc 4,076
279 (a) Vital Energy, Inc 15,462
433 Vitesse Energy, Inc 9,911
2,083 (a) W&T Offshore, Inc 9,124
1,187 (a) Weatherford International plc 107,222
20,367 Williams Cos, Inc 686,164
1,068 World Fuel Services Corp 23,955
TOTAL ENERGY 33,648,943
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .2%
57 Alexander's, Inc 10,387
357 Alpine Income Property Trust, Inc 5,841
1,848 (a) Apartment Investment and Management Co 12,566
2,649 Brandywine Realty Trust 12,026
572 BRT Apartments Corp 9,878
275 Centerspace 16,571
707 City Office REIT, Inc 3,005
588 Clipper Realty, Inc 3,046
2,132 Corporate Office Properties Trust 50,806
273 CTO Realty Growth, Inc 4,425
5,068 Diversified Healthcare Trust 9,832
1,427 Easterly Government Properties, Inc 16,311
3,012 Empire State Realty Trust, Inc 24,216
1,868 Equity Commonwealth 34,315
729 Farmland Partners, Inc 7,480
763 Getty Realty Corp 21,158
687 Gladstone Land Corp 9,776
1,151 Global Medical REIT, Inc 10,324
3,106 Global Net Lease, Inc 29,849
1,796 Highwoods Properties, Inc 37,016
1,140 InvenTrust Properties Corp 27,143
2,053 JBG SMITH Properties 29,686
917 LTC Properties, Inc 29,463
885 National Health Investors, Inc 45,454
978 NexPoint Diversified Real Estate Trust 8,518
478 NexPoint Residential Trust, Inc 15,382

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
965 Office Properties Income Trust $ 3,956
254 One Liberty Properties, Inc 4,793
1,512 Orion Office REIT, Inc 7,878
2,712 Outfront Media, Inc 27,391
3,099 Paramount Group, Inc 14,317
554 Peakstone Realty Trust 9,219
2,135 Pebblebrook Hotel Trust 29,015
1,776 Phillips Edison & Co, Inc 59,567
3,336 Physicians Realty Trust 40,666
255 Postal Realty Trust, Inc 3,442
2,533 Retail Opportunity Investments Corp 31,359
370 Saul Centers, Inc 13,050
5,209 UDR, Inc 185,805
3,661 Uniti Group, Inc 17,280
198 Universal Health Realty Income Trust 8,005
2,537 Urban Edge Properties 38,715
550 Whitestone REIT 5,297
3,203 WP Carey, Inc 173,218
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,157,447
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .5%
1,492 Acadia Realty Trust 21,410
1,175 Agree Realty Corp 64,907
1,192 Alexander & Baldwin, Inc 19,942
2,778 Alexandria Real Estate Equities, Inc 278,078
714 American Assets Trust, Inc 13,887
4,773 American Homes 4 Rent 160,802
7,738 American Tower Corp 1,272,514
4,437 Americold Realty Trust, Inc 134,929
2,744 Apartment Income REIT Corp 84,241
4,063 Apple Hospitality REIT, Inc 62,326
1,769 Armada Hoffler Properties, Inc 18,115
2,397 AvalonBay Communities, Inc 411,661
2,732 Boston Properties, Inc 162,499
1,429 Braemar Hotels & Resorts, Inc 3,958
5,352 Brixmor Property Group, Inc 111,215
2,559 Broadstone Net Lease, Inc 36,594
1,599 Camden Property Trust 151,233
1,679 CareTrust REIT, Inc 34,419
493 CBL & Associates Properties, Inc 10,343
919 Chatham Lodging Trust 8,795
544 Community Healthcare Trust, Inc 16,157
2,578 Cousins Properties, Inc 52,514
7,361 Crown Castle, Inc 677,433
3,658 CubeSmart 139,479
3,453 DiamondRock Hospitality Co 27,728
4,847 Digital Realty Trust, Inc 586,584
2,632 Douglas Emmett, Inc 33,584
673 EastGroup Properties, Inc 112,075
1,375 EPR Properties 57,117
1,553 Equinix, Inc 1,127,882
3,060 Equity Lifestyle Properties, Inc 194,953
6,436 Equity Residential 377,858
1,947 Essential Properties Realty Trust, Inc 42,114
1,143 Essex Property Trust, Inc 242,419
3,444 Extra Space Storage, Inc 418,721
1,347 Federal Realty Investment Trust 122,079
1,998 First Industrial Realty Trust, Inc 95,085
1,235 Four Corners Property Trust, Inc 27,405
3,874 Gaming and Leisure Properties, Inc 176,461
475 Gladstone Commercial Corp 5,776
6,024 Healthcare Realty Trust, Inc 91,986
9,296 Healthpeak Properties, Inc 170,675

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
697 Hersha Hospitality Trust $ 6,872
12,302 Host Marriott Corp 197,693
692 (a) Howard Hughes Holdings, Inc 51,298
2,438 Hudson Pacific Properties, Inc 16,213
3,525 Independence Realty Trust, Inc 49,597
439 Innovative Industrial Properties, Inc 33,215
10,054 Invitation Homes, Inc 318,611
4,939 Iron Mountain, Inc 293,624
1,970 Kilroy Realty Corp 62,272
10,503 Kimco Realty Corp 184,748
3,663 Kite Realty Group Trust 78,461
1,519 Lamar Advertising Co 126,791
5,428 Lexington Realty Trust 48,309
3,615 Macerich Co 39,440
1,437 Mack-Cali Realty Corp 23,710
9,560 Medical Properties Trust, Inc 52,102
1,928 Mid-America Apartment Communities, Inc 248,037
2,497 National Retail Properties, Inc 88,244
1,216 National Storage Affiliates Trust 38,596
1,149 NETSTREIT Corp 17,901
3,987 Omega Healthcare Investors, Inc 132,209
4,260 Park Hotels & Resorts, Inc 52,483
2,219 Piedmont Office Realty Trust, Inc 12,471
445 Plymouth Industrial REIT, Inc 9,323
1,459 PotlatchDeltic Corp 66,224
15,363 Prologis, Inc 1,723,882
2,624 Public Storage, Inc 691,476
2,525 Rayonier, Inc 71,861
10,335 Realty Income Corp 516,130
3,005 Regency Centers Corp 178,617
2,780 Rexford Industrial Realty, Inc 137,193
3,244 RLJ Lodging Trust 31,759
1,201 RPT Realty 12,683
875 Ryman Hospitality Properties, Inc 72,870
3,697 Sabra Health Care REIT, Inc 51,536
571 Safehold, Inc 10,164
1,869 SBA Communications Corp 374,118
2,237 Service Properties Trust 17,202
5,468 Simon Property Group, Inc 590,708
2,580 SITE Centers Corp 31,811
1,292 SL Green Realty Corp 48,192
2,053 Spirit Realty Capital, Inc 68,837
2,713 STAG Industrial, Inc 93,626
2,137 Summit Hotel Properties, Inc 12,395
1,974 Sun Communities, Inc 233,603
4,344 Sunstone Hotel Investors, Inc 40,616
1,735 Tanger Factory Outlet Centers, Inc 39,211
1,413 Terreno Realty Corp 80,258
567 UMH Properties, Inc 7,949
6,969 Ventas, Inc 293,604
16,059 VICI Properties, Inc 467,317
3,062 Vornado Realty Trust 69,446
1,848 Washington REIT 25,207
8,069 (c) Welltower, Inc 661,012
12,145 Weyerhaeuser Co 372,366
2,302 Xenia Hotels & Resorts, Inc 27,118
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,159,164
FINANCIAL SERVICES - 7 .7%
906 (a) Acacia Research (Acacia Technologies) 3,307
125 AFC Gamma, Inc 1,467
595 Affiliated Managers Group, Inc 77,552
3,788 (a),(b) Affirm Holdings, Inc 80,571

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
8,788 AGNC Investment Corp $ 82,959
243 Alerus Financial Corp 4,418
4,886 Ally Financial, Inc 130,358
288 A-Mark Precious Metals, Inc 8,447
9,778 American Express Co 1,458,780
1,702 Ameriprise Financial, Inc 561,115
253 Angel Oak Mortgage REIT, Inc 2,158
7,406 Annaly Capital Management, Inc 139,307
2,943 Apollo Commercial Real Estate Finance, Inc 29,813
8,457 Apollo Global Management, Inc 759,100
2,387 Arbor Realty Trust, Inc 36,235
645 Ares Commercial Real Estate Corp 6,140
2,484 Ares Management Corp 255,529
1,405 ARMOUR Residential REIT, Inc 5,971
870 Artisan Partners Asset Management, Inc 32,555
253 (a) AssetMark Financial Holdings, Inc 6,345
123 (a) Atlanticus Holdings Corp 3,728
637 (a) Avantax, Inc 16,294
2,445 (a) AvidXchange Holdings, Inc 23,179
274 (b) B Riley Financial, Inc 11,231
1,049 (a),(b) Bakkt Holdings, Inc 1,227
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 9,773
12,740 Bank of New York Mellon Corp 543,361
30,436 (a) Berkshire Hathaway, Inc 10,661,731
5,076 BGC Group, Inc 26,801
2,485 BlackRock, Inc 1,606,528
2,460 Blackstone Mortgage Trust, Inc 53,505
11,884 Blackstone, Inc 1,273,252
8,961 (a) Block, Inc 396,614
7,061 Blue Owl Capital, Inc 91,511
829 Bread Financial Holdings, Inc 28,352
642 Brightsphere Investment Group, Inc 12,448
1,289 BrightSpire Capital, Inc 8,069
1,450 (a) Cannae Holdings, Inc 27,028
923 (a) Cantaloupe, Inc 5,769
6,220 Capital One Financial Corp 603,651
3,299 Carlyle Group, Inc 99,498
222 Cass Information Systems, Inc 8,269
1,760 Cboe Global Markets, Inc 274,930
24,896 Charles Schwab Corp 1,366,790
152 Chicago Atlantic Real Estate Finance, Inc 2,237
3,066 Chimera Investment Corp 16,740
1,435 Claros Mortgage Trust, Inc 15,900
6,023 CME Group, Inc 1,205,925
461 Cohen & Steers, Inc 28,900
2,786 (a) Coinbase Global, Inc 209,173
797 Compass Diversified Trust 14,960
326 (a) Consumer Portfolio Services, Inc 2,957
1,857 Corebridge Financial, Inc 36,676
125 (a) Credit Acceptance Corp 57,515
49 Diamond Hill Investment Group, Inc 8,260
4,322 Discover Financial Services 374,415
461 (a) Donnelley Financial Solutions, Inc 25,945
258 Dynex Capital, Inc 3,081
718 Ellington Financial, Inc 8,953
375 Enact Holdings, Inc 10,211
502 (a) Encore Capital Group, Inc 23,976
629 (a) Enova International, Inc 31,997
6,316 Equitable Holdings, Inc 179,311
1,785 Essent Group Ltd 84,413
849 (a) Euronet Worldwide, Inc 67,394
638 Evercore Partners, Inc (Class A) 87,967
941 EVERTEC, Inc 34,986

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
649 Factset Research Systems, Inc $ 283,782
139 Federal Agricultural Mortgage Corp (FAMC) 21,448
10,055 Fidelity National Information Services, Inc 555,740
335 (a) Finance Of America Cos, Inc 429
737 FirstCash Holdings, Inc 73,980
9,965 (a) Fiserv, Inc 1,125,646
1,210 (a) FleetCor Technologies, Inc 308,961
1,440 (a) Flywire Corp 45,922
2,063 (a) Forge Global Holdings, Inc 4,188
1,010 Franklin BSP Realty Trust, Inc 13,372
4,751 Franklin Resources, Inc 116,780
257 GCM Grosvenor, Inc 1,994
4,363 Global Payments, Inc 503,447
5,372 Goldman Sachs Group, Inc 1,738,218
938 Granite Point Mortgage Trust, Inc 4,577
905 (a) Green Dot Corp 12,607
562 Hamilton Lane, Inc 50,827
1,655 Hannon Armstrong Sustainable Infrastructure Capital, Inc 35,086
796 Houlihan Lokey, Inc 85,268
280 (a) I3 Verticals, Inc 5,919
1,485 Interactive Brokers Group, Inc (Class A) 128,542
9,633 Intercontinental Exchange, Inc 1,059,823
339 (a) International Money Express, Inc 5,739
6,004 Invesco Ltd 87,178
366 Invesco Mortgage Capital, Inc 3,664
1,263 Jack Henry & Associates, Inc 190,890
1,210 Jackson Financial, Inc 46,246
2,653 Janus Henderson Group plc 68,500
3,680 Jefferies Financial Group, Inc 134,798
10,588 KKR & Co, Inc 652,221
648 KKR Real Estate Finance Trust, Inc 7,692
1,766 Ladder Capital Corp 18,119
1,898 Lazard Ltd (Class A) 58,857
1,618 (a) LendingClub Corp 9,870
196 (a) LendingTree, Inc 3,038
1,343 LPL Financial Holdings, Inc 319,164
644 MarketAxess Holdings, Inc 137,584
7,301 (a) Marqeta, Inc 43,660
13,931 Mastercard, Inc (Class A) 5,515,422
232 Merchants Bancorp 6,431
2,131 MFA Financial, Inc 20,479
5,143 MGIC Investment Corp 85,837
877 Moelis & Co 39,579
2,637 Moody's Corp 833,740
20,030 Morgan Stanley 1,635,850
392 Morningstar, Inc 91,822
1,135 (a) Mr Cooper Group, Inc 60,791
1,280 MSCI, Inc (Class A) 656,742
6,030 Nasdaq Stock Market, Inc 292,998
1,245 Navient Corp 21,439
212 Nelnet, Inc (Class A) 18,936
410 (a) NerdWallet, Inc 3,645
1,613 New York Mortgage Trust, Inc 13,694
298 (b) NewtekOne, Inc 4,395
131 Nexpoint Real Estate Finance, Inc 2,143
1,272 (a) NMI Holdings, Inc 34,458
3,378 Northern Trust Corp 234,703
148 (a) Ocwen Financial Corp 3,830
1,689 OneMain Holdings, Inc 67,712
1,687 (a) Open Lending Corp 12,349
402 Orchid Island Capital, Inc 3,421
600 P10, Inc 6,990
3,227 (a) Pagseguro Digital Ltd 27,784

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
245 Patria Investments Ltd $ 3,572
3,424 (a) Payoneer Global, Inc 20,955
18,860 (a) PayPal Holdings, Inc 1,102,556
652 (a) Paysafe Ltd 7,817
1,316 (a) Paysign Inc 2,566
399 PennyMac Financial Services, Inc 26,573
1,723 PennyMac Mortgage Investment Trust 21,365
904 Perella Weinberg Partners 9,203
273 Piper Jaffray Cos 39,670
397 PJT Partners, Inc 31,538
719 (a) PRA Group, Inc 13,812
675 (a) PROG Holdings, Inc 22,417
2,506 Radian Group, Inc 62,926
3,182 Raymond James Financial, Inc 319,568
1,941 Ready Capital Corp 19,624
1,612 Redwood Trust, Inc 11,494
143 Regional Management Corp 3,958
1,393 (a) Remitly Global, Inc 35,131
1,337 (a) Repay Holdings Corp 10,148
6,918 Rithm Capital Corp 64,268
10,926 (a) Robinhood Markets, Inc 107,184
2,233 (a),(b) Rocket Cos, Inc 18,266
5,347 S&P Global, Inc 1,953,847
375 Sculptor Capital Management, Inc 4,350
1,617 SEI Investments Co 97,392
854 (a) Shift4 Payments, Inc 47,286
184 Silvercrest Asset Management Group, Inc 2,920
4,701 SLM Corp 64,028
15,128 (a),(b) SoFi Technologies, Inc 120,873
427 (a) Star Holdings 5,346
5,018 Starwood Property Trust, Inc 97,098
5,392 State Street Corp 361,048
809 StepStone Group, Inc 25,548
1,929 Stifel Financial Corp 118,518
4,668 (a) StoneCo Ltd 49,808
241 (a) StoneX Group, Inc 23,358
474 (a) SWK Holdings Corp 7,466
7,436 Synchrony Financial 227,319
3,710 T Rowe Price Group, Inc 389,068
143 TFS Financial Corp 1,690
5,745 (a) Toast, Inc 107,604
867 TPG RE Finance Trust, Inc 5,835
830 TPG, Inc 25,000
1,734 Tradeweb Markets, Inc 139,067
1,156 Two Harbors Investment Corp 15,305
1,255 (a),(b) Upstart Holdings, Inc 35,818
1,161 (b) UWM Holdings Corp 5,631
208 (a) Velocity Financial, Inc 2,350
84 Victory Capital Holdings, Inc 2,801
1,409 Virtu Financial, Inc 24,333
115 Virtus Investment Partners, Inc 23,229
26,883 Visa, Inc (Class A) 6,183,359
1,567 Voya Financial, Inc 104,127
543 Walker & Dunlop, Inc 40,312
384 Waterstone Financial, Inc 4,205
6,792 Western Union Co 89,519
739 (a) WEX, Inc 138,999
1,867 WisdomTree, Inc 13,069
90 (a) World Acceptance Corp 11,435
5,393 XP, Inc 124,309
TOTAL FINANCIAL SERVICES 53,674,405

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 2 .9%
176 Alico, Inc $ 4,393
29,719 Altria Group, Inc 1,249,684
9,223 Archer-Daniels-Midland Co 695,599
1,190 B&G Foods, Inc (Class A) 11,769
2,859 (a),(b) Benson Hill, Inc 948
980 (a),(b) Beyond Meat, Inc 9,428
157 (a) Boston Beer Co, Inc (Class A) 61,156
349 (a),(b) BRC, Inc 1,253
711 Brown-Forman Corp (Class A) 41,309
3,077 Brown-Forman Corp (Class B) 177,512
2,310 Bunge Ltd 250,058
345 Calavo Growers, Inc 8,704
486 Cal-Maine Foods, Inc 23,532
3,182 Campbell Soup Co 130,717
812 (a) Celsius Holdings, Inc 139,339
64,512 Coca-Cola Co 3,611,382
72 Coca-Cola Consolidated Inc 45,815
7,729 ConAgra Brands, Inc 211,929
2,639 Constellation Brands, Inc (Class A) 663,260
2,764 (a) Darling International, Inc 144,281
751 Dole plc 8,697
454 (a) Duckhorn Portfolio, Inc 4,658
2,984 Flowers Foods, Inc 66,185
499 Fresh Del Monte Produce, Inc 12,894
752 (a) Freshpet, Inc 49,542
9,672 General Mills, Inc 618,911
1,593 (a) Hain Celestial Group, Inc 16,519
2,439 Hershey Co 487,995
4,724 Hormel Foods Corp 179,654
2,702 (a) Hostess Brands, Inc 90,004
1,093 Ingredion, Inc 107,551
277 J&J Snack Foods Corp 45,331
1,711 J.M. Smucker Co 210,299
199 John B Sanfilippo & Son, Inc 19,661
4,228 Kellogg Co 251,608
15,409 Keurig Dr Pepper, Inc 486,462
12,525 Kraft Heinz Co 421,341
2,489 Lamb Weston Holdings, Inc 230,133
364 Lancaster Colony Corp 60,071
302 Limoneira Co 4,627
4,238 McCormick & Co, Inc 320,562
203 MGP Ingredients, Inc 21,412
926 (a) Mission Produce, Inc 8,964
3,002 Molson Coors Brewing Co (Class B) 190,897
22,993 Mondelez International, Inc 1,595,714
12,214 (a) Monster Beverage Corp 646,731
366 (a) National Beverage Corp 17,209
22,888 PepsiCo, Inc 3,878,143
25,905 Philip Morris International, Inc 2,398,285
908 (a) Pilgrim's Pride Corp 20,730
1,006 (a) Post Holdings, Inc 86,254
2,638 Primo Water Corp 36,404
4 Seaboard Corp 15,012
134 (a) Seneca Foods Corp 7,213
1,484 (a) Simply Good Foods Co 51,228
626 (a) Sovos Brands, Inc 14,116
1,555 (a) SunOpta, Inc 5,240
964 (a) TreeHouse Foods, Inc 42,011
190 Turning Point Brands, Inc 4,387
4,889 Tyson Foods, Inc (Class A) 246,846
619 Universal Corp 29,223
803 Utz Brands, Inc 10,784
2,682 Vector Group Ltd 28,537

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
454 (a) Vita Coco Co, Inc $ 11,822
420 (a) Vital Farms, Inc 4,864
TOTAL FOOD, BEVERAGE & TOBACCO 20,546,799
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
4,258 (a),(b) 23andMe Holding Co 4,163
28,682 Abbott Laboratories 2,777,852
1,593 (a) Acadia Healthcare Co, Inc 112,004
1,237 (a) Accolade, Inc 13,087
1,473 (a) Accuray, Inc 4,007
1,314 (a) AdaptHealth Corp 11,957
230 (a) Addus HomeCare Corp 19,594
317 (a) Agiliti, Inc 2,057
4,406 (a),(b) agilon health, Inc 78,251
1,294 (a) Align Technology, Inc 395,084
1,430 (a) Alignment Healthcare, Inc 9,924
1,508 (a) Allscripts Healthcare Solutions, Inc 19,815
996 (a) Alphatec Holdings, Inc 12,918
577 (a) Amedisys, Inc 53,892
3,954 (a) American Well Corp 4,626
2,642 AmerisourceBergen Corp 475,481
740 (a) AMN Healthcare Services, Inc 63,033
563 (a) Angiodynamics, Inc 4,116
640 (a) Apollo Medical Holdings, Inc 19,744
673 (a) AtriCure, Inc 29,477
27 Atrion Corp 11,156
725 (a) Avanos Medical, Inc 14,659
2,914 (a) Aveanna Healthcare Holdings, Inc 3,468
560 (a) Axogen, Inc 2,800
738 (a) Axonics, Inc 41,417
8,643 Baxter International, Inc 326,187
4,703 Becton Dickinson & Co 1,215,867
497 (a),(b) Beyond Air, Inc 1,148
23,715 (a) Boston Scientific Corp 1,252,152
2,873 (a) Brookdale Senior Living, Inc 11,894
4,314 (a),(b) Butterfly Network, Inc 5,090
4,387 Cardinal Health, Inc 380,879
373 (a) Castle Biosciences, Inc 6,300
9,319 (a) Centene Corp 641,893
1,866 (a) Certara, Inc 27,132
2,819 (a) Cerus Corp 4,567
223 Chemed Corp 115,893
4,924 Cigna Group 1,408,609
458 (a),(b) ClearPoint Neuro, Inc 2,295
168 (a) Computer Programs & Systems, Inc 2,678
422 Conmed Corp 42,559
810 Cooper Cos, Inc 257,588
163 (a) Corvel Corp 32,054
544 (a) Cross Country Healthcare, Inc 13,486
480 (a) CryoLife, Inc 7,277
279 (a),(b) Cutera, Inc 1,680
210 (a) CVRx, Inc 3,186
21,577 CVS Health Corp 1,506,506
1,050 (a) DaVita, Inc 99,256
485 (a) Definitive Healthcare Corp 3,875
3,750 Dentsply Sirona, Inc 128,100
6,477 (a) DexCom, Inc 604,304
1,250 (a) DocGo, Inc 6,662
1,826 (a) Doximity, Inc 38,748
9,985 (a) Edwards Lifesciences Corp 691,761
3,949 Elevance Health, Inc 1,719,474
985 Embecta Corp 14,824
1,608 Encompass Health Corp 107,993

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
804 (a) Enhabit, Inc $ 9,045
653 (a) Enovis Corp 34,433
981 Ensign Group, Inc 91,164
2,830 (a) Envista Holdings Corp 78,900
1,677 (a) Evolent Health, Inc 45,665
2,133 (a) Figs, Inc 12,585
350 (a) Fulgent Genetics, Inc 9,359
6,283 GE HealthCare Technologies, Inc 427,495
710 (a) Glaukos Corp 53,427
2,138 (a) Globus Medical, Inc 106,152
1,770 (a) Guardant Health, Inc 52,463
886 (a) Haemonetics Corp 79,368
3,399 HCA, Inc 836,086
737 (a) Health Catalyst, Inc 7,458
1,338 (a) HealthEquity, Inc 97,741
399 HealthStream, Inc 8,610
2,395 (a) Henry Schein, Inc 177,829
2,089 (a) Hims & Hers Health, Inc 13,140
3,942 (a) Hologic, Inc 273,575
2,058 Humana, Inc 1,001,258
362 (a) ICU Medical, Inc 43,082
1,356 (a) IDEXX Laboratories, Inc 592,938
779 (a) Inari Medical, Inc 50,947
338 (a) InfuSystem Holdings, Inc 3,258
1,218 (a) Inmode Ltd 37,100
200 (a) Innovage Holding Corp 1,198
655 (a) Inogen, Inc 3,419
465 (a) Inspire Medical Systems, Inc 92,275
1,159 (a) Insulet Corp 184,849
572 (a) Integer Holdings Corp 44,862
1,378 (a) Integra LifeSciences Holdings Corp 52,626
5,805 (a) Intuitive Surgical, Inc 1,696,743
96 iRadimed Corp 4,259
477 (a) iRhythm Technologies, Inc 44,962
229 (a) Joint Corp 2,059
1,393 Laboratory Corp of America Holdings 280,063
1,098 (a) Lantheus Holdings, Inc 76,289
236 LeMaitre Vascular, Inc 12,857
1,584 (a),(b) LifeStance Health Group, Inc 10,882
892 (a) LivaNova plc 47,169
849 (a) Masimo Corp 74,440
2,281 McKesson Corp 991,893
22,177 Medtronic plc 1,737,790
985 (a) Merit Medical Systems, Inc 67,985
49 Mesa Laboratories, Inc 5,148
199 (a) ModivCare, Inc 6,270
1,000 (a) Molina Healthcare, Inc 327,890
734 (a),(b) Nano-X Imaging Ltd 4,815
173 National Healthcare Corp 11,069
208 National Research Corp 9,229
3,187 (a) Neogen Corp 59,087
2,015 (a) NeoGenomics, Inc 24,784
613 (a) Nevro Corp 11,782
818 (a) NextGen Healthcare, Inc 19,411
1,767 (a) Novocure Ltd 28,537
758 (a) Omnicell, Inc 34,140
8,804 (a) Opko Health, Inc 14,086
366 (a) OptimizeRx Corp 2,847
2,503 (a) Option Care Health, Inc 80,972
1,144 (a) OraSure Technologies, Inc 6,784
473 (a) Orthofix Medical, Inc 6,083
333 (a) OrthoPediatrics Corp 10,656
742 (a) Outset Medical, Inc 8,073

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
1,223 (a) Owens & Minor, Inc $ 19,764
525 (a) P3 Health Partners, Inc 772
724 (a) Paragon 28, Inc 9,086
1,530 Patterson Cos, Inc 45,349
1,431 (a) Pediatrix Medical Group, Inc 18,188
524 (a) Pennant Group, Inc 5,832
597 (a) Penumbra, Inc 144,420
419 (a) PetIQ, Inc 8,254
771 (a) Phreesia, Inc 14,402
1,445 Premier, Inc 31,067
961 (a) Privia Health Group, Inc 22,103
555 (a) PROCEPT BioRobotics Corp 18,210
1,198 (a) Progyny, Inc 40,756
2,372 (a) Project Roadrunner Parent, Inc 35,746
1,215 (a) Pulmonx Corp 12,551
1,909 Quest Diagnostics, Inc 232,631
828 (a) QuidelOrtho Corp 60,477
727 (a) Quipt Home Medical Corp 3,700
689 (a) RadNet, Inc 19,423
1,441 (a) Repro-Med Systems, Inc 3,891
2,381 Resmed, Inc 352,078
375 (a) RxSight, Inc 10,459
896 (a) Schrodinger, Inc 25,330
1,678 Select Medical Holdings Corp 42,403
5,090 (a) Sharecare, Inc 4,787
594 (a) Shockwave Medical, Inc 118,265
442 (a) SI-BONE, Inc 9,388
421 (a) Sight Sciences, Inc 1,419
548 (a) Silk Road Medical, Inc 8,215
227 Simulations Plus, Inc 9,466
793 (a) STAAR Surgical Co 31,863
1,629 STERIS plc 357,435
5,937 Stryker Corp 1,622,404
987 (a) Surgery Partners, Inc 28,870
300 (a) SurModics, Inc 9,627
280 (a) Tactile Systems Technology, Inc 3,934
1,069 (a) Tandem Diabetes Care, Inc 22,203
495 (a) Tela Bio, Inc 3,960
2,648 (a) Teladoc Health, Inc 49,226
818 Teleflex, Inc 160,663
1,754 (a) Tenet Healthcare Corp 115,571
495 (a) TransMedics Group, Inc 27,101
533 (a) Treace Medical Concepts, Inc 6,988
159 (a) UFP Technologies, Inc 25,671
15,428 UnitedHealth Group, Inc 7,778,643
1,068 Universal Health Services, Inc (Class B) 134,280
187 US Physical Therapy, Inc 17,153
80 Utah Medical Products, Inc 6,880
587 (a) Varex Imaging Corp 11,030
2,386 (a) Veeva Systems, Inc 485,432
908 (a) Vicarious Surgical, Inc 536
611 (a) Viemed Healthcare, Inc 4,112
3,486 Zimmer Biomet Holdings, Inc 391,199
516 (a) Zimvie, Inc 4,856
374 (a),(b) Zynex, Inc 2,992
TOTAL HEALTH CARE EQUIPMENT & SERVICES 37,738,921
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
1,630 (a),(b) Beauty Health Co 9,813
2,141 (a) BellRing Brands, Inc 88,273
160 (a) Central Garden & Pet Co 7,062
580 (a) Central Garden and Pet Co (Class A) 23,252
4,218 Church & Dwight Co, Inc 386,495

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
2,121 Clorox Co $ 277,978
13,616 Colgate-Palmolive Co 968,234
5,109 (a) Coty, Inc 56,046
893 Edgewell Personal Care Co 33,005
785 (a) elf Beauty, Inc 86,217
1,154 Energizer Holdings, Inc 36,974
3,871 Estee Lauder Cos (Class A) 559,553
1,810 (a) Herbalife Ltd 25,322
253 Inter Parfums, Inc 33,988
28,143 Kenvue, Inc 565,111
5,595 Kimberly-Clark Corp 676,156
188 Medifast, Inc 14,072
140 (a) Nature's Sunshine Products, Inc 2,320
938 Nu Skin Enterprises, Inc (Class A) 19,895
61 Oil-Dri Corp of America 3,767
1,877 (a) Olaplex Holdings, Inc 3,660
39,070 Procter & Gamble Co 5,698,750
871 Reynolds Consumer Products, Inc 22,324
741 Spectrum Brands Holdings, Inc 58,057
180 (a) USANA Health Sciences, Inc 10,550
266 WD-40 Co 54,062
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,720,936
INSURANCE - 2 .3%
10,065 Aflac, Inc 772,489
4,494 Allstate Corp 500,677
699 (a) AMBAC Financial Group, Inc 8,430
1,426 American Equity Investment Life Holding Co 76,491
1,177 American Financial Group, Inc 131,436
12,244 American International Group, Inc 741,986
299 Amerisafe, Inc 14,971
3,324 Aon plc 1,077,707
5,924 (a) Arch Capital Group Ltd 472,202
509 Argo Group International Holdings Ltd 15,189
937 Assurant, Inc 134,534
1,117 Assured Guaranty Ltd 67,601
1,011 Axis Capital Holdings Ltd 56,990
1,215 (a) Brighthouse Financial, Inc 59,462
4,079 Brown & Brown, Inc 284,877
891 (a) BRP Group, Inc 20,698
6,812 Chubb Ltd 1,418,122
2,630 Cincinnati Financial Corp 269,023
261 CNA Financial Corp 10,270
1,716 CNO Financial Group, Inc 40,721
428 Donegal Group, Inc (Class A) 6,101
494 (a) eHealth, Inc 3,656
488 Employers Holdings, Inc 19,496
136 (a) Enstar Group Ltd 32,912
638 Everest Re Group Ltd 237,125
311 F&G Annuities & Life, Inc 8,727
4,587 Fidelity National Financial, Inc 189,443
1,838 First American Financial Corp 103,829
3,438 Gallagher (Arthur J.) & Co 783,623
8,098 (a) Genworth Financial, Inc (Class A) 47,454
1,450 Globe Life, Inc 157,658
286 (a) Goosehead Insurance, Inc 21,316
928 (a) Greenlight Capital Re Ltd (Class A) 9,967
667 Hanover Insurance Group, Inc 74,024
5,206 Hartford Financial Services Group, Inc 369,157
121 (b) HCI Group, Inc 6,569
370 (a),(b) Hippo Holdings, Inc 2,949
637 Horace Mann Educators Corp 18,715
23 Investors Title Co 3,406

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
648 James River Group Holdings Ltd $ 9,947
1,193 Kemper Corp 50,142
347 Kinsale Capital Group, Inc 143,703
657 (a),(b) Lemonade, Inc 7,634
2,242 Lincoln National Corp 55,355
3,042 Loews Corp 192,589
235 (a) Markel Corp 346,035
8,170 Marsh & McLennan Cos, Inc 1,554,751
1,028 (a) MBIA, Inc 7,412
429 Mercury General Corp 12,025
10,526 Metlife, Inc 662,191
35 National Western Life Group, Inc 15,312
579 (a) NI Holdings, Inc 7,452
5,018 Old Republic International Corp 135,185
2,430 (a) Oscar Health, Inc 13,535
391 (a) Palomar Holdings, Inc 19,843
614 Primerica, Inc 119,122
4,172 Principal Financial Group 300,676
820 ProAssurance Corp 15,490
9,799 Progressive Corp 1,365,001
6,235 Prudential Financial, Inc 591,639
1,153 Reinsurance Group of America, Inc (Class A) 167,404
759 RenaissanceRe Holdings Ltd 150,221
600 RLI Corp 81,534
1,227 (a) Ryan Specialty Holdings, Inc 59,387
227 Safety Insurance Group, Inc 15,479
1,030 Selective Insurance Group, Inc 106,265
1,153 (a) SiriusPoint Ltd 11,726
351 Stewart Information Services Corp 15,374
433 Tiptree, Inc 7,257
3,845 Travelers Cos, Inc 627,927
628 (a),(b) Trupanion, Inc 17,710
338 United Fire Group, Inc 6,675
503 Universal Insurance Holdings, Inc 7,052
3,600 Unum Group 177,084
3,558 W.R. Berkley Corp 225,897
41 White Mountains Insurance Group Ltd 61,323
1,814 Willis Towers Watson plc 379,053
TOTAL INSURANCE 16,012,410
MATERIALS - 2 .7%
350 (a),(b) 5E Advanced Materials, Inc 791
461 AdvanSix, Inc 14,328
3,702 Air Products & Chemicals, Inc 1,049,147
1,968 Albemarle Corp 334,639
3,014 Alcoa Corp 87,587
2,222 (a) Allegheny Technologies, Inc 91,435
188 Alpha Metallurgical Resources, Inc 48,829
24,122 Amcor plc 220,957
429 American Vanguard Corp 4,689
1,121 Aptargroup, Inc 140,170
271 (a),(d) Ardagh Group S.A. 1,167
1,615 (b) Ardagh Metal Packaging S.A. 5,055
912 Ashland, Inc 74,492
821 (a) Aspen Aerogels, Inc 7,061
1,410 Avery Dennison Corp 257,565
1,490 Avient Corp 52,627
3,718 (a) Axalta Coating Systems Ltd 100,014
605 Balchem Corp 75,044
5,069 Ball Corp 252,335
1,792 Berry Global Group, Inc 110,943
953 Cabot Corp 66,014
235 Caledonia Mining Corp plc 2,317

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
799 Carpenter Technology Corp $ 53,701
1,534 Celanese Corp (Series A) 192,548
831 (a) Century Aluminum Co 5,975
3,308 CF Industries Holdings, Inc 283,628
111 Chase Corp 14,123
2,584 Chemours Co 72,481
261 (a) Clearwater Paper Corp 9,461
8,514 (a) Cleveland-Cliffs, Inc 133,074
4,597 (a) Coeur Mining, Inc 10,205
1,719 Commercial Metals Co 84,936
532 Compass Minerals International, Inc 14,869
1,802 (a) Constellium SE 32,796
12,062 Corteva, Inc 617,092
1,750 Crown Holdings, Inc 154,840
1,053 (a) Dakota Gold Corp 2,717
1,647 (a),(b) Danimer Scientific, Inc 3,409
11,965 Dow, Inc 616,915
7,613 DuPont de Nemours, Inc 567,854
591 Eagle Materials, Inc 98,413
2,121 Eastman Chemical Co 162,723
4,128 Ecolab, Inc 699,283
868 (a) Ecovyst, Inc 8,541
3,499 Element Solutions, Inc 68,615
2,023 FMC Corp 135,480
23,478 Freeport-McMoRan, Inc (Class B) 875,495
400 FutureFuel Corp 2,868
25,588 (a) Ginkgo Bioworks Holdings, Inc 46,314
658 Glatfelter Corp 1,316
4,828 Graphic Packaging Holding Co 107,568
395 Greif, Inc (Class A) 26,390
87 Greif, Inc (Class B) 5,791
784 H.B. Fuller Co 53,790
284 Hawkins, Inc 16,713
193 Haynes International, Inc 8,978
9,435 Hecla Mining Co 36,891
3,269 Huntsman Corp 79,764
2,702 (a) i-80 Gold Corp 4,134
749 (a) Ingevity Corp 35,660
373 Innospec, Inc 38,121
4,277 International Flavors & Fragrances, Inc 291,563
5,992 International Paper Co 212,536
149 (a) Intrepid Potash, Inc 3,749
806 (a) Ivanhoe Electric, Inc 9,591
261 Kaiser Aluminum Corp 19,643
749 (a) Knife River Corp 36,574
315 Koppers Holdings, Inc 12,458
357 Kronos Worldwide, Inc 2,767
8,118 Linde plc 3,022,737
2,677 (a),(b) Livent Corp 49,284
1,222 Louisiana-Pacific Corp 67,540
542 (a) LSB Industries, Inc 5,545
4,182 LyondellBasell Industries NV 396,035
1,026 Martin Marietta Materials, Inc 421,152
300 Materion Corp 30,573
741 Minerals Technologies, Inc 40,577
5,590 Mosaic Co 199,004
1,500 (a) MP Materials Corp 28,650
371 Myers Industries, Inc 6,652
95 NewMarket Corp 43,229
13,472 Newmont Goldcorp Corp 497,790
3,868 (a) Novagold Resources, Inc 14,853
4,265 Nucor Corp 666,833
2,868 (a) O-I Glass, Inc 47,982

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
2,013 Olin Corp $ 100,610
163 Olympic Steel, Inc 9,162
1,636 (a),(b) Origin Materials, Inc 2,094
1,050 Orion S.A. 22,344
1,523 Packaging Corp of America 233,857
499 Pactiv Evergreen, Inc 4,057
2,514 (a) Perimeter Solutions S.A. 11,414
282 (a) Piedmont Lithium, Inc 11,195
632 (a) PolyMet Mining Corp 1,315
3,891 PPG Industries, Inc 505,052
1,820 (a) PureCycle Technologies, Inc 10,210
201 Quaker Chemical Corp 32,160
74 Ramaco Resources, Inc 883
376 Ramaco Resources, Inc 4,132
564 (a) Ranpak Holdings Corp 3,068
877 (a) Rayonier Advanced Materials, Inc 3,105
938 Reliance Steel & Aluminum Co 245,972
1,158 Royal Gold, Inc 123,130
2,211 RPM International, Inc 209,625
272 Ryerson Holding Corp 7,912
421 Schnitzer Steel Industries, Inc (Class A) 11,725
1,019 Schweitzer-Mauduit International, Inc 14,531
716 Scotts Miracle-Gro Co (Class A) 37,003
2,582 Sealed Air Corp 84,845
804 Sensient Technologies Corp 47,018
3,936 Sherwin-Williams Co 1,003,877
1,204 Silgan Holdings, Inc 51,904
1,617 Sonoco Products Co 87,884
1,339 Southern Copper Corp 100,813
3,317 SSR Mining, Inc 44,083
2,783 Steel Dynamics, Inc 298,393
410 Stepan Co 30,738
2,029 (a) Summit Materials, Inc 63,183
1,010 SunCoke Energy, Inc 10,251
619 Sylvamo Corp 27,199
717 (a) TimkenSteel Corp 15,573
394 Tredegar Corp 2,132
716 Trimas Corp 17,728
733 Trinseo plc 5,989
1,767 Tronox Holdings plc 23,748
30 United States Lime & Minerals, Inc 6,030
4,076 United States Steel Corp 132,388
3,271 Valvoline, Inc 105,457
2,163 Vulcan Materials Co 436,969
816 Warrior Met Coal, Inc 41,681
559 Westlake Chemical Corp 69,691
4,393 Westrock Co 157,269
702 Worthington Industries, Inc 43,398
TOTAL MATERIALS 19,020,792
MEDIA & ENTERTAINMENT - 7 .3%
12,185 Activision Blizzard, Inc 1,140,882
988 (a) Advantage Solutions, Inc 2,806
84,727 (a) Alphabet, Inc 11,171,255
98,877 (a) Alphabet, Inc (Class A) 12,939,044
543 (a) AMC Networks, Inc 6,397
170 (a) Atlanta Braves Holdings, Inc 6,642
632 (a) Atlanta Braves Holdings, Inc 22,581
380 (a) Boston Omaha Corp 6,228
1,441 (a) Bumble, Inc 21,500
92 Cable One, Inc 56,639
1,657 (a) Cargurus, Inc 29,031
1,131 (a) Cars.com, Inc 19,069

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
1,719 (a) Charter Communications, Inc $ 756,051
2,021 (a) Cinemark Holdings, Inc 37,085
6,287 (a) Clear Channel Outdoor Holdings, Inc 9,934
68,626 Comcast Corp (Class A) 3,042,877
17 (a) Daily Journal Corp 4,998
632 (a) DHI Group, Inc 1,934
4,043 (a) DISH Network Corp (Class A) 23,692
4,486 Electronic Arts, Inc 540,114
1,005 Entravision Communications Corp (Class A) 3,668
1,205 (a) Eventbrite, Inc 11,881
249 (a) EverQuote, Inc 1,800
916 (a) EW Scripps Co (Class A) 5,020
4,745 Fox Corp (Class A) 148,044
2,613 Fox Corp (Class B) 75,463
2,328 (a) Gannett Co, Inc 5,704
1,547 Gray Television, Inc 10,705
1,354 (a) IAC, Inc 68,228
902 (a) IMAX Corp 17,427
556 (a) Integral Ad Science Holding Corp 6,611
6,397 Interpublic Group of Cos, Inc 183,338
693 John Wiley & Sons, Inc (Class A) 25,759
2,046 (a) Liberty Broadband Corp 186,841
365 (a) Liberty Broadband Corp (Class A) 33,182
3,335 (a) Liberty Media Corp-Liberty Formula One 207,771
398 (a) Liberty Media Corp-Liberty Formula One 22,503
2,909 (a) Liberty Media Corp-Liberty SiriusXM 74,063
1,463 (a) Liberty Media Corp-Liberty SiriusXM 37,233
869 (a) LIBERTY MEDIA CORP-LIBERTY-C 27,895
786 (a) Lions Gate Entertainment Corp (Class A) 6,665
1,776 (a) Lions Gate Entertainment Corp (Class B) 13,977
2,523 (a) Live Nation, Inc 209,510
585 (a) Madison Square Garden Entertainment Corp 19,252
336 Madison Square Garden Sports Corp 59,237
2,210 (a) Magnite, Inc 16,663
294 (b) Marcus Corp 4,557
4,748 (a) Match Group, Inc 186,003
278 (a) MediaAlpha, Inc 2,296
36,808 (a) Meta Platforms, Inc 11,050,130
7,299 (a) NetFlix, Inc 2,756,102
2,867 New York Times Co (Class A) 118,120
6,379 News Corp (Class A) 127,963
1,884 News Corp (Class B) 39,319
582 Nexstar Media Group, Inc 83,441
1,900 (a) Nextdoor Holdings, Inc 3,458
3,273 Omnicom Group, Inc 243,773
692 (a) Outbrain, Inc 3,370
89 Paramount Global (Class A) 1,405
9,969 Paramount Global (Class B) 128,600
9,845 (a) Pinterest, Inc 266,110
1,390 (a) Playstudios, Inc 4,420
896 (a) Playtika Holding Corp 8,629
683 (a) PubMatic, Inc 8,264
1,085 (a) QuinStreet, Inc 9,733
378 (a) Reservoir Media, Inc 2,306
7,676 (a) ROBLOX Corp 222,297
2,026 (a) Roku, Inc 143,015
438 Scholastic Corp 16,705
366 Shutterstock, Inc 13,926
862 (b) Sinclair, Inc 9,672
12,646 (b) Sirius XM Holdings, Inc 57,160
496 (a) Sphere Entertainment Co 18,431
2,335 (a) Spotify Technology S.A. 361,084
1,314 (a) Stagwell, Inc 6,163

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
2,757 (a) Take-Two Interactive Software, Inc $ 387,055
378 (a) TechTarget, Inc 11,476
3,517 TEGNA, Inc 51,243
380 (a) Thryv Holdings, Inc 7,133
749 (a) TKO Group Holdings, Inc 62,961
1,758 (a) TripAdvisor, Inc 29,148
1,632 (a) TrueCar, Inc 3,378
2,350 (a) Vimeo, Inc 8,319
448 (a) Vivid Seats, Inc 2,876
30,376 (a) Walt Disney Co 2,461,975
37,145 (a) Warner Bros Discovery, Inc 403,395
736 (a) WideOpenWest, Inc 5,630
1,209 (a) Yelp, Inc 50,282
795 (a) Ziff Davis, Inc 50,634
1,228 (a) ZipRecruiter, Inc 14,724
4,927 (a) ZoomInfo Technologies, Inc 80,803
TOTAL MEDIA & ENTERTAINMENT 50,844,683
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .8%
1,510 (a) 10X Genomics, Inc 62,287
646 (a) 2seventy bio, Inc 2,532
684 (a) 4D Molecular Therapeutics, Inc 8,707
1,031 (a) 89bio, Inc 15,919
306 (a),(b) Aadi Bioscience, Inc 1,481
29,404 AbbVie, Inc 4,382,960
2,077 (a) Acadia Pharmaceuticals, Inc 43,285
997 (a) Aclaris Therapeutics, Inc 6,829
488 (a),(b) Actinium Pharmaceuticals, Inc 2,889
2,888 (a) Adaptive Biotechnologies Corp 15,740
441 (a),(b) Adicet Bio, Inc 604
3,230 (a) ADMA Biologics, Inc 11,563
190 (a) Aerovate Therapeutics, Inc 2,578
6,443 (a) Agenus, Inc 7,281
4,920 Agilent Technologies, Inc 550,154
1,081 (a) Agios Pharmaceuticals, Inc 26,755
706 (a) Akero Therapeutics, Inc 35,709
144 (a),(b) Akoya Biosciences, Inc 670
717 (a) Aldeyra Therapeutics, Inc 4,790
1,021 (a) Alector, Inc 6,616
2,871 (a) Alkermes plc 80,417
1,128 (a) Allakos, Inc 2,561
1,319 (a) Allogene Therapeutics, Inc 4,181
1,033 (a) Allovir, Inc 2,221
2,045 (a) Alnylam Pharmaceuticals, Inc 362,169
725 (a) Alpine Immune Sciences, Inc 8,301
827 (a) Altimmune, Inc 2,150
1,052 (a) ALX Oncology Holdings, Inc 5,050
8,934 Amgen, Inc 2,401,102
4,499 (a) Amicus Therapeutics, Inc 54,708
2,013 (a) Amneal Pharmaceuticals, Inc 8,495
552 (a) Amphastar Pharmaceuticals, Inc 25,386
760 (a) Amylyx Pharmaceuticals, Inc 13,916
305 (a) AnaptysBio, Inc 5,478
1,126 (a),(b) Anavex Life Sciences Corp 7,375
121 (a) ANI Pharmaceuticals, Inc 7,025
216 (a) Anika Therapeutics, Inc 4,024
1,130 (a) Annexon, Inc 2,667
1,622 (a) Apellis Pharmaceuticals, Inc 61,701
1,513 (a),(b) Arbutus Biopharma Corp 3,071
630 (a) Arcellx, Inc 22,604
607 (a) Arcturus Therapeutics Holdings, Inc 15,509
799 (a) Arcus Biosciences, Inc 14,342
576 (a) Arcutis Biotherapeutics, Inc 3,059

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
3,415 (a) Ardelyx, Inc $ 13,933
1,723 (a) Arrowhead Pharmaceuticals, Inc 46,297
937 (a) Arvinas, Inc 18,403
822 (a),(b) Assertio Holdings, Inc 2,104
425 (a),(b) Astria Therapeutics, Inc 3,170
1,067 (a) Atea Pharmaceuticals, Inc 3,201
338 (a) Aura Biosciences, Inc 3,032
2,219 (a) Aurinia Pharmaceuticals, Inc 17,242
10,369 (a) Avantor, Inc 218,579
989 (a) Avid Bioservices, Inc 9,336
1,080 (a) Avidity Biosciences, Inc 6,890
414 (a),(b) Avita Medical, Inc 6,049
533 (a),(b) Axsome Therapeutics, Inc 37,251
1,068 (a) Beam Therapeutics, Inc 25,685
824 (a) BioAtla, Inc 1,401
2,996 (a) BioCryst Pharmaceuticals, Inc 21,212
2,430 (a) Biogen, Inc 624,534
958 (a) Biohaven Ltd 24,918
571 (a) BioLife Solutions, Inc 7,886
3,188 (a) BioMarin Pharmaceutical, Inc 282,074
334 (a) Biomea Fusion, Inc 4,596
379 (a) Bio-Rad Laboratories, Inc (Class A) 135,853
2,628 Bio-Techne Corp 178,888
1,786 (a),(b) Bluebird Bio, Inc 5,429
1,085 (a) Blueprint Medicines Corp 54,489
2,146 (a) Bridgebio Pharma, Inc 56,590
35,135 Bristol-Myers Squibb Co 2,039,235
1,252 (a) Brooks Automation, Inc 62,838
1,736 Bruker BioSciences Corp 108,153
427 (a) Cabaletta Bio, Inc 6,499
679 (a) Cara Therapeutics, Inc 1,141
831 (a) CareDx, Inc 5,817
983 (a) Caribou Biosciences, Inc 4,699
525 (b) Carisma Therapeutics, Inc 2,221
656 (a),(b) Cassava Sciences, Inc 10,916
2,958 (a) Catalent, Inc 134,678
2,132 (a) Catalyst Pharmaceuticals, Inc 24,923
422 (a),(b) Celcuity, Inc 3,857
777 (a) Celldex Therapeutics, Inc 21,383
397 (a) Century Therapeutics, Inc 794
982 (a) Cerevel Therapeutics Holdings, Inc 21,437
837 (a) Charles River Laboratories International, Inc 164,035
854 (a),(d) Chinook Therapeutics, Inc 333
970 (a) Codexis, Inc 1,833
1,087 (a) Cogent Biosciences, Inc 10,598
1,104 (a) Coherus Biosciences, Inc 4,129
773 (a) Collegium Pharmaceutical, Inc 17,277
1,591 (a),(b) Compass Therapeutics, Inc 3,134
1,611 (a) Corcept Therapeutics, Inc 43,892
889 (a),(b) CorMedix, Inc 3,289
899 (a) Crinetics Pharmaceuticals, Inc 26,736
670 (a) CryoPort, Inc 9,186
427 (a) Cullinan Oncology, Inc 3,864
1,438 (a) Cymabay Therapeutics, Inc 21,441
1,861 (a) Cytek Biosciences, Inc 10,273
1,451 (a) Cytokinetics, Inc 42,746
10,904 Danaher Corp 2,705,282
722 (a) Day One Biopharmaceuticals, Inc 8,859
610 (a) Deciphera Pharmaceuticals, Inc 7,759
1,799 (a) Denali Therapeutics, Inc 37,113
578 (a) Design Therapeutics, Inc 1,364
139 (a),(b) Disc Medicine, Inc 6,530
1,903 (a) Dynavax Technologies Corp 28,107

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
549 (a) Dyne Therapeutics, Inc $ 4,919
122 (a) Eagle Pharmaceuticals, Inc 1,924
648 (a) Edgewise Therapeutics, Inc 3,713
1,580 (a) Editas Medicine, Inc 12,324
7,744 (a) Elanco Animal Health, Inc 87,043
14,115 Eli Lilly & Co 7,581,590
301 (a) Enanta Pharmaceuticals, Inc 3,362
352 (a),(b) Enliven Therapeutics, Inc 4,808
380 (a),(b) Entrada Therapeutics, Inc 6,004
5,748 (a) EQRx, Inc 12,761
1,213 (a) Erasca, Inc 2,390
533 (a) Evolus, Inc 4,872
2,917 (a) Exact Sciences Corp 198,998
5,221 (a) Exelixis, Inc 114,079
35 (a),(b) EyePoint Pharmaceuticals, Inc 280
1,343 (a) Fate Therapeutics, Inc 2,847
410 (a),(b) Foghorn Therapeutics, Inc 2,050
1,498 (a) Fortrea Holdings, Inc 42,828
744 (a) Generation Bio Co 2,820
7,738 (a) Geron Corp 16,405
20,756 Gilead Sciences, Inc 1,555,455
1,149 (a) Graphite Bio, Inc 2,850
1,676 (a) Gritstone bio, Inc 2,883
2,341 (a) Halozyme Therapeutics, Inc 89,426
405 (a) Harmony Biosciences Holdings, Inc 13,272
367 (a),(b) Harrow Health, Inc 5,274
674 (a) Harvard Bioscience, Inc 2,898
256 (a) HilleVax, Inc 3,443
3,709 (a) Horizon Therapeutics PLC 429,094
1,440 (a),(b) Humacyte, Inc 4,219
1,296 (a) ICON plc 319,140
735 (a) Icosavax, Inc 5,696
825 (a) Ideaya Biosciences, Inc 22,258
344 (a),(b) IGM Biosciences, Inc 2,872
2,643 (a) Illumina, Inc 362,831
362 (a) Immuneering Corp 2,780
2,150 (a),(b) ImmunityBio, Inc 3,633
3,879 (a) Immunogen, Inc 61,560
892 (a) Immunovant, Inc 34,244
3,159 (a) Incyte Corp 182,495
477 (a) Inhibrx, Inc 8,753
1,186 (a) Innoviva, Inc 15,406
608 (a),(b) Inozyme Pharma, Inc 2,554
1,917 (a) Insmed, Inc 48,404
1,443 (a) Intellia Therapeutics, Inc 45,628
554 (a) Intercept Pharmaceuticals, Inc 10,271
1,517 (a) Intra-Cellular Therapies, Inc 79,021
2,335 (a) Ionis Pharmaceuticals, Inc 105,916
3,244 (a) Iovance Biotherapeutics, Inc 14,760
3,053 (a) IQVIA Holdings, Inc 600,678
2,421 (a) Ironwood Pharmaceuticals, Inc 23,314
343 (a) iTeos Therapeutics, Inc 3,756
205 (a),(b) Janux Therapeutics, Inc 2,066
1,000 (a) Jazz Pharmaceuticals plc 129,440
39,972 Johnson & Johnson 6,225,639
390 (a) KalVista Pharmaceuticals, Inc 3,756
568 (a) Karuna Therapeutics, Inc 96,043
1,306 (a) Karyopharm Therapeutics, Inc 1,750
337 (a) Keros Therapeutics, Inc 10,744
1,049 (a) Kezar Life Sciences, Inc 1,248
561 (a) Kiniksa Pharmaceuticals Ltd 9,745
557 (a) Kodiak Sciences, Inc 1,003
313 (a) Krystal Biotech, Inc 36,308

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,038 (a) Kura Oncology, Inc $ 9,467
584 (a) Kymera Therapeutics, Inc 8,118
1,227 (a),(b) Lexicon Pharmaceuticals, Inc 1,337
305 (a) Ligand Pharmaceuticals, Inc (Class B) 18,276
2,773 (a) Lineage Cell Therapeutics, Inc 3,272
933 (a) Liquidia Corp 5,915
349 (a) Longboard Pharmaceuticals, Inc 1,940
4,483 (a),(b) Lyell Immunopharma, Inc 6,590
1,468 (a) MacroGenics, Inc 6,841
221 (a) Madrigal Pharmaceuticals, Inc 32,275
4,140 (a) MannKind Corp 17,098
1,760 (a) Maravai LifeSciences Holdings, Inc 17,600
764 (a),(b) Marinus Pharmaceuticals, Inc 6,150
1,600 (a) MaxCyte, Inc 4,992
396 (a) Medpace Holdings, Inc 95,883
1,264 (a) MeiraGTx Holdings plc 6,206
42,273 Merck & Co, Inc 4,352,005
371 (a) Mettler-Toledo International, Inc 411,094
1,942 (a) MiMedx Group, Inc 14,157
215 (a) Mineralys Therapeutics, Inc 2,045
707 (a) Mirati Therapeutics, Inc 30,797
461 (a) Mirum Pharmaceuticals, Inc 14,568
5,621 (a) Moderna, Inc 580,593
579 (a) Monte Rosa Therapeutics, Inc 2,773
456 (a) Morphic Holding, Inc 10,447
1,296 (a) Myriad Genetics, Inc 20,788
1,492 (a),(b) NanoString Technologies, Inc 2,566
1,592 (a) Natera, Inc 70,446
1,816 (a) Nautilus Biotechnology, Inc 5,739
1,620 (a) Neurocrine Biosciences, Inc 182,250
653 (a) NGM Biopharmaceuticals, Inc 699
1,017 (a) Nkarta, Inc 1,414
1,714 (a),(b) Novavax, Inc 12,409
774 (a) Nurix Therapeutics, Inc 6,084
392 (a) Nuvalent, Inc 18,020
4,693 (a) Nuvation Bio, Inc 6,289
1,191 (a) Ocular Therapeutix, Inc 3,740
486 (a) Olema Pharmaceuticals, Inc 6,002
511 (a),(b) Omega Therapeutics, Inc 1,099
970 (a),(b) Omeros Corp 2,832
115 (a),(d) OmniAb Operations, Inc 1
115 (a),(d) OmniAb Operations, Inc 1
1,495 (a) OmniAb, Inc 7,759
1,082 (a) Organogenesis Holdings, Inc 3,441
4,364 Organon & Co 75,759
684 (a) ORIC Pharmaceuticals, Inc 4,138
1,735 (a) Ovid therapeutics, Inc 6,662
4,140 (a) Pacific Biosciences of California, Inc 34,569
686 (a) Pacira BioSciences, Inc 21,046
205 (a) PepGen, Inc 1,041
2,112 PerkinElmer, Inc 233,798
2,396 Perrigo Co plc 76,552
94,504 Pfizer, Inc 3,134,698
326 (a) Phathom Pharmaceuticals, Inc 3,381
293 Phibro Animal Health Corp 3,742
845 (a) Pliant Therapeutics, Inc 14,652
437 (a) PMV Pharmaceuticals, Inc 2,683
1,279 (a) Point Biopharma Global, Inc 8,531
1,693 (a),(b) Poseida Therapeutics, Inc 4,029
4,045 (a),(b) Precigen, Inc 5,744
817 (a) Prestige Consumer Healthcare, Inc. 46,724
667 (a),(b) Prime Medicine, Inc 6,363
1,100 (a) ProKidney Corp 5,038

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
892 (a) Protagonist Therapeutics, Inc $ 14,879
672 (a) Prothena Corp plc 32,424
1,091 (a) PTC Therapeutics, Inc 24,449
3,510 (a) QIAGEN NV 142,155
537 (a) Quanterix Corp 14,574
4,583 (a),(b) Quantum-Si, Inc 7,608
734 (a) Rallybio Corp 2,474
468 (a) RAPT Therapeutics, Inc 7,778
2,378 (a),(b) Recursion Pharmaceuticals, Inc 18,192
1,731 (a) Regeneron Pharmaceuticals, Inc 1,424,544
696 (a) REGENXBIO, Inc 11,456
1,583 (a) Relay Therapeutics, Inc 13,313
918 (a) Repligen Corp 145,971
560 (a) Replimune Group, Inc 9,582
1,255 (a) Revance Therapeutics, Inc 14,395
1,541 (a) REVOLUTION Medicines, Inc 42,655
818 (a) Rhythm Pharmaceuticals, Inc 18,753
5,399 (a) Rigel Pharmaceuticals, Inc 5,831
870 (a) Rocket Pharmaceuticals, Inc 17,826
4,043 (a) Roivant Sciences Ltd 47,222
6,056 Royalty Pharma plc 164,360
944 (a) Sage Therapeutics, Inc 19,428
2,069 (a) Sana Biotechnology, Inc 8,007
3,885 (a) Sangamo Therapeutics Inc 2,330
1,450 (a) Sarepta Therapeutics, Inc 175,769
1,798 (a),(b) Savara, Inc 6,796
487 (a) Scholar Rock Holding Corp 3,458
424 (a),(b) scPharmaceuticals, Inc 3,019
2,306 (a) Seagen, Inc 489,218
1,737 (a) Seer, Inc 3,839
1,730 (a) Seres Therapeutics, Inc 4,117
842 SIGA Technologies, Inc 4,420
552 (a) Silverback Therapeutics, Inc 2,087
5,548 (a) SomaLogic, Inc 13,260
1,974 (a),(d) Sorrento Therapeutics, Inc 2,631
1,436 (a) Sotera Health Co 21,511
896 (a) SpringWorks Therapeutics, Inc 20,716
622 (a) Stoke Therapeutics, Inc 2,451
1,773 (a),(b) Summit Therapeutics, Inc 3,316
725 (a) Supernus Pharmaceuticals, Inc 19,988
730 (a) Sutro Biopharma, Inc 2,533
1,070 (a) Syndax Pharmaceuticals, Inc 15,536
905 (a) Tango Therapeutics, Inc 10,190
356 (a) Tarsus Pharmaceuticals, Inc 6,326
1,087 (a) Tenaya Therapeutics, Inc 2,772
693 (a) Terns Pharmaceuticals, Inc 3,486
2,359 (a) TG Therapeutics, Inc 19,721
1,031 (a),(b) Theravance Biopharma, Inc 8,898
6,414 Thermo Fisher Scientific, Inc 3,246,574
825 (a) Theseus Pharmaceuticals, Inc 2,219
940 (a) Travere Therapeutics, Inc 8,404
941 (a) Twist Bioscience Corp 19,065
356 (a),(b) Tyra Biosciences, Inc 4,902
1,092 (a) Ultragenyx Pharmaceutical, Inc 38,930
751 (a) United Therapeutics Corp 169,628
424 (a) UroGen Pharma Ltd 5,940
819 (a) Vanda Pharmaceuticals, Inc 3,538
1,457 (a) Vaxcyte, Inc 74,278
732 (a) Ventyx Biosciences, Inc 25,422
550 (a) Vera Therapeutics, Inc 7,540
1,155 (a) Veracyte, Inc 25,791
796 (a) Vericel Corp 26,682
4,278 (a) Vertex Pharmaceuticals, Inc 1,487,632

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
855 (a) Verve Therapeutics, Inc $ 11,337
18,237 Viatris, Inc 179,817
311 (a) Vigil Neuroscience, Inc 1,676
1,580 (a) Viking Therapeutics, Inc 17,491
1,193 (a) Vir Biotechnology, Inc 11,178
609 (a) Viridian Therapeutics, Inc 9,342
908 (a) Vor BioPharma, Inc 1,925
496 (a) Voyager Therapeutics, Inc 3,844
1,029 (a) Waters Corp 282,162
909 (a) WaVe Life Sciences Ltd 5,227
1,264 West Pharmaceutical Services, Inc 474,265
2,079 (a) X4 Pharmaceuticals, Inc 2,266
962 (a) Xencor, Inc 19,384
3,180 (a),(b) Xeris Biopharma Holdings, Inc 5,915
616 (a) Y-mAbs Therapeutics, Inc 3,357
788 (a) Zentalis Pharmaceuticals, Inc 15,807
597 (a),(b) Zevra Therapeutics, Inc 2,878
7,761 Zoetis, Inc 1,350,259
888 (a) Zymeworks, Inc 5,630
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 54,718,554
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
2,208 (a) Anywhere Real Estate, Inc 14,198
5,065 (a) CBRE Group, Inc 374,101
5,041 (a) Compass, Inc 14,619
2,415 (a) Cushman & Wakefield plc 18,402
2,419 DigitalBridge Group, Inc 42,526
1,408 Douglas Elliman, Inc 3,182
1,235 (b) eXp World Holdings, Inc 20,056
240 (a) Forestar Group, Inc 6,466
102 (a) FRP Holdings, Inc 5,505
843 (a) Jones Lang LaSalle, Inc 119,015
2,137 Kennedy-Wilson Holdings, Inc 31,499
406 Marcus & Millichap, Inc 11,912
252 (a) Maui Land & Pineapple Co, Inc 3,339
2,520 Newmark Group, Inc 16,204
8,902 (a) Opendoor Technologies, Inc 23,501
349 Re/Max Holdings, Inc 4,516
1,711 (a),(b) Redfin Corp 12,045
497 RMR Group, Inc 12,187
747 St. Joe Co 40,585
152 (a) Stratus Properties, Inc 4,165
268 (a) Tejon Ranch Co 4,347
181 (a) Transcontinental Realty Investors, Inc 5,542
1,056 (a) Zillow Group, Inc (Class A) 47,298
2,670 (a) Zillow Group, Inc (Class C) 123,247
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 958,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .5%
759 (a) ACM Research, Inc 13,742
26,653 (a) Advanced Micro Devices, Inc 2,740,461
407 (a),(b) Aehr Test Systems 18,600
932 (a) Allegro MicroSystems, Inc 29,768
441 (a) Alpha & Omega Semiconductor Ltd 13,159
567 (a) Ambarella, Inc 30,068
1,455 Amkor Technology, Inc 32,883
8,368 Analog Devices, Inc 1,465,153
14,039 Applied Materials, Inc 1,943,700
320 (a),(b) Atomera, Inc 2,003
510 (a) Axcelis Technologies, Inc 83,155
6,744 Broadcom, Inc 5,601,432
333 (a) Ceva, Inc 6,457
1,003 (a) Cirrus Logic, Inc 74,182

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
772 (a) Cohu, Inc $ 26,588
1,608 (a) Credo Technology Group Holding Ltd 24,522
836 (a) Diodes, Inc 65,910
2,193 (a) Enphase Energy, Inc 263,489
2,553 Entegris, Inc 239,752
1,763 (a) First Solar, Inc 284,883
1,150 (a) Formfactor, Inc 40,181
1,173 (a),(b) GLOBALFOUNDRIES, Inc 68,257
434 (a) Ichor Holdings Ltd 13,437
346 (a) Impinj, Inc 19,040
2,044 (a) indie Semiconductor, Inc 12,877
69,294 Intel Corp 2,463,402
173 (a) inTEST Corp 2,624
2,289 KLA Corp 1,049,873
970 Kulicke & Soffa Industries, Inc 47,171
2,237 Lam Research Corp 1,402,084
2,413 (a) Lattice Semiconductor Corp 207,349
799 (a) MACOM Technology Solutions Holdings, Inc 65,182
14,438 Marvell Technology, Inc 781,529
384 (a),(b) Maxeon Solar Technologies Ltd 4,451
1,137 (a) MaxLinear, Inc 25,298
8,819 Microchip Technology, Inc 688,323
18,203 Micron Technology, Inc 1,238,350
1,013 MKS Instruments, Inc 87,665
776 Monolithic Power Systems, Inc 358,512
1,749 (a) Navitas Semiconductor Corp 12,156
85 NVE Corp 6,982
39,538 Nvidia Corp 17,198,635
7,238 (a) ON Semiconductor Corp 672,772
943 (a) Onto Innovation, Inc 120,251
409 (a) PDF Solutions, Inc 13,252
1,020 (a) Photronics, Inc 20,614
990 Power Integrations, Inc 75,547
1,660 (a) Qorvo, Inc 158,480
18,525 QUALCOMM, Inc 2,057,387
1,794 (a) Rambus, Inc 100,087
1,200 (a) Semtech Corp 30,900
591 (a) Silicon Laboratories, Inc 68,491
272 (a) SiTime Corp 31,076
106 (a) SkyWater Technology, Inc 638
2,569 Skyworks Solutions, Inc 253,278
592 (a) SMART Global Holdings, Inc 14,415
653 (a) Synaptics, Inc 58,404
2,512 Teradyne, Inc 252,356
15,003 Texas Instruments, Inc 2,385,627
398 (a) Transphorm, Inc 884
789 (a) Ultra Clean Holdings 23,410
754 Universal Display Corp 118,370
729 (a) Veeco Instruments, Inc 20,492
1,949 (a) Wolfspeed, Inc 74,257
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 45,304,273
SOFTWARE & SERVICES - 11 .5%
1,702 (a) 8x8, Inc 4,289
978 A10 Networks, Inc 14,699
10,484 Accenture plc 3,219,741
2,058 (a) ACI Worldwide, Inc 46,428
1,587 Adeia, Inc 16,949
7,627 (a) Adobe, Inc 3,889,007
400 (a) Agilysys, Inc 26,464
2,582 (a) Akamai Technologies, Inc 275,086
790 (a) Alarm.com Holdings, Inc 48,301
641 (a) Alkami Technology, Inc 11,679

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
708 (a) Altair Engineering, Inc $ 44,292
994 (a) Alteryx, Inc 37,464
1,940 Amdocs Ltd 163,911
370 American Software, Inc (Class A) 4,240
894 (a) Amplitude, Inc 10,344
1,455 (a) Ansys, Inc 432,935
306 (a) Appfolio, Inc 55,885
674 (a) Appian Corp 30,741
1,093 (a) Applied Digital Corp 6,820
3,826 (a) AppLovin Corp 152,887
1,411 (a) Asana, Inc 25,835
492 (a) Aspentech Corp 100,496
343 (a) Asure Software, Inc 3,245
2,456 (a) Atlassian Corp Ltd 494,909
3,570 (a) Autodesk, Inc 738,669
2,036 (a) AvePoint, Inc 13,682
2,852 Bentley Systems, Inc 143,056
1,087 (a) BigCommerce Holdings, Inc 10,729
1,698 (a) BILL Holdings, Inc 184,352
1,290 (a),(b) Bit Digital, Inc 2,761
860 (a) Blackbaud, Inc 60,475
875 (a) BlackLine, Inc 48,536
2,369 (a) Box, Inc 57,353
503 (a) Braze, Inc 23,505
653 (a) Brightcove, Inc 2,148
1,024 (a),(b) C3.ai, Inc 26,132
4,506 (a) Cadence Design Systems, Inc 1,055,756
2,611 (a) CCC Intelligent Solutions Holdings, Inc 34,857
664 (a) Cerence, Inc 13,526
2,239 (a) Ceridian HCM Holding, Inc 151,916
115 (a) Cipher Mining, Inc 268
2,269 (a) Cleanspark, Inc 8,645
1,277 Clear Secure, Inc 24,314
4,773 (a) Cloudflare, Inc 300,890
8,568 Cognizant Technology Solutions Corp (Class A) 580,396
679 (a) Commvault Systems, Inc 45,907
3,055 (a) Confluent, Inc 90,459
265 (a) Consensus Cloud Solutions, Inc 6,673
164 (a),(b) CoreCard Corp 3,280
485 (a) Couchbase, Inc 8,323
3,559 (a) Crowdstrike Holdings, Inc 595,705
430 (a) CS Disco, Inc 2,855
4,505 (a) Datadog, Inc 410,360
348 (a),(b) Digimarc Corp 11,307
1,549 (a) Digital Turbine, Inc 9,371
1,139 (a),(b) DigitalOcean Holdings, Inc 27,370
3,281 (a) DocuSign, Inc 137,802
895 Dolby Laboratories, Inc (Class A) 70,938
549 (a) Domo, Inc 5,386
1,815 (a) DoubleVerify Holdings, Inc 50,729
4,214 (a) Dropbox, Inc 114,747
3,442 (a) DXC Technology Co 71,697
3,878 (a) Dynatrace, Inc 181,219
3,144 (a) E2open Parent Holdings, Inc 14,274
387 Ebix, Inc 3,824
543 (a) eGain Corp 3,329
1,268 (a) Elastic NV 103,012
349 (a) Enfusion, Inc 3,131
760 (a) EngageSmart, Inc 13,672
884 (a) Envestnet, Inc 38,923
940 (a) EPAM Systems, Inc 240,349
638 (a) Everbridge, Inc 14,304
472 (a) EverCommerce, Inc 4,734

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
808 (a) Expensify, Inc $ 2,626
410 (a) Fair Isaac Corp 356,097
1,817 (a) Fastly, Inc 34,832
1,139 (a) Five9, Inc 73,238
10,750 (a) Fortinet, Inc 630,810
2,409 (a) Freshworks, Inc 47,987
1,279 (a) Gartner, Inc 439,477
9,648 Gen Digital, Inc 170,577
1,431 (a) Gitlab, Inc 64,710
671 (a) Globant S.A. 132,757
2,724 (a) GoDaddy, Inc 202,884
699 (a) Grid Dynamics Holdings, Inc 8,514
1,428 (a) Guidewire Software, Inc 128,520
450 Hackett Group, Inc 10,616
1,459 (a) HashiCorp, Inc 33,309
770 (a) HubSpot, Inc 379,225
112 (a) IBEX Holdings Ltd 1,730
477 (a) Informatica, Inc 10,050
412 Information Services Group, Inc 1,805
227 (a) Instructure Holdings, Inc 5,766
291 (a) Intapp, Inc 9,754
539 InterDigital, Inc 43,249
15,130 International Business Machines Corp 2,122,739
4,548 Intuit, Inc 2,323,755
1,086 (a) Jamf Holding Corp 19,179
1,692 (a) Kaltura, Inc 2,927
3,355 (a) Kyndryl Holdings, Inc 50,661
1,208 (a) LiveRamp Holdings, Inc 34,839
2,676 (a) LiveVox Holdings, Inc 8,938
1,102 (a) Manhattan Associates, Inc 217,821
2,740 (a),(b) Marathon Digital Holdings, Inc 23,290
5,907 (a) Matterport, Inc 12,818
365 (a) MeridianLink, Inc 6,227
123,864 Microsoft Corp 39,110,058
178 (a) MicroStrategy, Inc (Class A) 58,434
781 (a) Mitek Systems, Inc 8,372
704 (a) Model N, Inc 17,185
1,116 (a) MongoDB, Inc 385,980
1,055 (a) N-able, Inc 13,610
1,156 (a) nCino OpCo, Inc 36,761
2,313 (a) NCR Corp 62,382
885 (a) New Relic, Inc 75,774
1,978 (a) NextNav, Inc 10,167
3,547 (a) Nutanix, Inc 123,719
2,511 (a) Okta, Inc 204,672
1,468 (a) Olo, Inc 8,896
710 ON24, Inc 4,494
634 (a) OneSpan, Inc 6,816
25,353 Oracle Corp 2,685,390
1,327 (a) PagerDuty, Inc 29,844
30,894 (a) Palantir Technologies, Inc 494,304
4,989 (a) Palo Alto Networks, Inc 1,169,621
896 Paycom Software, Inc 232,306
779 (a) Paycor HCM, Inc 17,785
665 (a) Paylocity Holding Corp 120,831
748 Pegasystems, Inc 32,471
509 (a) Perficient, Inc 29,451
682 (a) PowerSchool Holdings, Inc 15,454
1,155 (a) Procore Technologies, Inc 75,445
766 Progress Software Corp 40,276
671 (a) PROS Holdings, Inc 23,230
1,836 (a) PTC, Inc 260,124
877 (a) Q2 Holdings, Inc 28,301

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
667 (a) Qualys, Inc $ 101,751
930 (a) Rapid7, Inc 42,575
1,545 (a) Rimini Street, Inc 3,399
1,417 (a) RingCentral, Inc 41,986
2,728 (a) Riot Platforms, Inc 25,452
1,740 Roper Industries, Inc 842,647
15,760 (a) Salesforce, Inc 3,195,813
433 Sapiens International Corp NV 12,310
348 (a) SEMrush Holdings, Inc 2,958
3,422 (a) SentinelOne, Inc 57,695
3,399 (a) ServiceNow, Inc 1,899,905
2,057 (a) Smartsheet, Inc 83,226
5,219 (a) Snowflake, Inc 797,307
668 (a) SolarWinds Corp 6,306
2,307 (a),(b) SoundHound AI, Inc 4,637
307 (a) SoundThinking, Inc 5,495
2,581 (a) Splunk, Inc 377,471
1,168 (a) Sprinklr, Inc 16,165
904 (a) Sprout Social, Inc 45,092
599 (a) SPS Commerce, Inc 102,195
519 (a) Squarespace, Inc 15,035
2,522 (a) Synopsys, Inc 1,157,522
1,778 (a) Tenable Holdings, Inc 79,654
1,844 (a) Teradata Corp 83,017
1,255 (a) Thoughtworks Holding, Inc 5,120
7,172 (a) Trade Desk, Inc 560,492
143 (a),(b) Tucows, Inc 2,919
2,852 (a) Twilio, Inc 166,928
718 (a) Tyler Technologies, Inc 277,249
6,303 (a) UiPath, Inc 107,844
1,098 (a) Unisys Corp 3,788
4,707 (a) Unity Software, Inc 147,753
1,710 (a) Varonis Systems, Inc 52,223
1,154 (a) Verint Systems, Inc 26,530
1,489 (a) VeriSign, Inc 301,567
945 (a) Viant Technology, Inc 5,292
3,584 (a) VMware, Inc (Class A) 596,664
514 (a) Weave Communications, Inc 4,189
3,317 (a) Workday, Inc 712,657
767 (a) Workiva, Inc 77,728
634 (a) Xperi, Inc 6,251
1,753 (a) Yext, Inc 11,096
1,875 (a) Zeta Global Holdings Corp 15,656
4,218 (a) Zoom Video Communications, Inc 295,007
1,411 (a) Zscaler, Inc 219,537
1,687 (a) Zuora, Inc 13,901
TOTAL SOFTWARE & SERVICES 80,486,177
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .9%
380 (a) 908 Devices, Inc 2,531
806 ADTRAN Holdings, Inc 6,633
617 Advanced Energy Industries, Inc 63,625
1,957 (a),(b) Aeva Technologies, Inc 1,497
1,341 (a),(b) Akoustis Technologies, Inc 1,010
9,470 Amphenol Corp (Class A) 795,385
248,353 Apple, Inc 42,520,517
4,063 (a) Arista Networks, Inc 747,308
1,538 (a) Arlo Technologies, Inc 15,841
1,021 (a) Arrow Electronics, Inc 127,870
170 (a) Aviat Networks, Inc 5,304
612 (a) Avid Technology, Inc 16,444
1,668 Avnet, Inc 80,381
438 Badger Meter, Inc 63,015

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
126 Bel Fuse, Inc (Class B) $ 6,013
636 Belden CDT, Inc 61,406
773 Benchmark Electronics, Inc 18,753
909 (a) Calix, Inc 41,669
141 (a) Cambium Networks Corp 1,034
2,317 CDW Corp 467,478
2,665 (a) Ciena Corp 125,948
68,110 Cisco Systems, Inc 3,661,594
153 (a),(b) Clearfield, Inc 4,385
2,887 Cognex Corp 122,524
2,063 (a) Coherent Corp 67,336
3,317 (a) CommScope Holding Co, Inc 11,145
356 Comtech Telecommunications Corp 3,115
12,431 Corning, Inc 378,773
426 (a) Corsair Gaming, Inc 6,190
485 CTS Corp 20,244
610 (a) Daktronics, Inc 5,441
400 (a) Digi International, Inc 10,800
284 (a) DZS, Inc 596
830 (a) Eastman Kodak Co 3,494
404 (a) ePlus, Inc 25,662
1,500 (a) Evolv Technologies Holdings, Inc 7,290
1,698 (a) Extreme Networks, Inc 41,109
926 (a) F5 Networks, Inc 149,216
653 (a) Fabrinet 108,803
288 (a) FARO Technologies, Inc 4,386
1,454 (a),(b) Harmonic, Inc 14,002
22,072 Hewlett Packard Enterprise Co 383,391
14,519 HP, Inc 373,138
2,966 (a) Infinera Corp 12,398
594 (a) Insight Enterprises, Inc 86,427
2,518 (a),(b) IonQ, Inc 37,468
549 (a) IPG Photonics Corp 55,745
693 (a) Iteris, Inc 2,869
678 (a) Itron, Inc 41,073
2,262 Jabil Inc 287,025
5,587 Juniper Networks, Inc 155,263
3,013 (a) Keysight Technologies, Inc 398,650
548 (a) Kimball Electronics, Inc 15,004
1,352 (a) Knowles Corp 20,023
1,886 (a),(b) Lightwave Logic, Inc 8,430
375 Littelfuse, Inc 92,745
1,153 (a),(b) Lumentum Holdings, Inc 52,093
472 (a) Luna Innovations, Inc 2,766
569 Methode Electronics, Inc 13,002
2,725 (a),(b) MicroVision, Inc 5,968
2,874 (a) Mirion Technologies, Inc 21,469
2,750 Motorola Solutions, Inc 748,660
342 Napco Security Technologies, Inc 7,610
1,933 National Instruments Corp 115,245
3,663 NetApp, Inc 277,948
505 (a) Netgear, Inc 6,358
1,389 (a) Netscout Systems, Inc 38,920
829 (a) nLight, Inc 8,622
592 (a) Novanta, Inc 84,916
280 (a) OSI Systems, Inc 33,051
404 (a),(b) PAR Technology Corp 15,570
196 PC Connection, Inc 10,462
521 (a) Plexus Corp 48,443
4,619 (a) Pure Storage, Inc 164,529
1,053 (a) Ribbon Communications, Inc 2,822
262 (a) Rogers Corp 34,445
1,157 (a) Sanmina Corp 62,802

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
463 (a) Scansource, Inc $ 14,034
2,874 (a) SmartRent, Inc 7,501
764 (a) Super Micro Computer, Inc 209,504
765 SYNNEX Corp 76,393
743 (a) Teledyne Technologies, Inc 303,575
4,356 (a) Trimble Inc 234,614
1,439 (a) TTM Technologies, Inc 18,534
301 (a) Turtle Beach Corp 2,732
96 Ubiquiti, Inc 13,949
1,095 (a) Viasat, Inc 20,214
4,189 (a) Viavi Solutions, Inc 38,287
2,099 Vishay Intertechnology, Inc 51,887
301 (a) Vishay Precision Group, Inc 10,108
2,801 Vontier Corp 86,607
5,297 (a) Western Digital Corp 241,702
2,215 Xerox Holdings Corp 34,753
882 (a) Zebra Technologies Corp (Class A) 208,619
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 55,114,130
TELECOMMUNICATION SERVICES - 0 .8%
422 (a) Anterix, Inc 13,242
895 (a),(b) AST SpaceMobile, Inc 3,401
118,369 AT&T, Inc 1,777,902
251 ATN International, Inc 7,922
378 (a) Bandwidth, Inc 4,260
4,266 (a) Charge Enterprises, Inc 2,121
772 Cogent Communications Group, Inc 47,787
1,064 (a) Consolidated Communications Holdings, Inc 3,639
740 (a) EchoStar Corp (Class A) 12,395
3,950 (a) Frontier Communications Parent, Inc 61,818
1,815 (a),(d) GCI Liberty, Inc 18
10,525 (a),(b) Globalstar, Inc 13,788
987 (a) Gogo, Inc 11,775
350 (a) IDT Corp 7,718
2,020 Iridium Communications, Inc 91,890
681 (a) Liberty Latin America Ltd (Class A) 5,557
2,483 (a) Liberty Latin America Ltd (Class C) 20,261
17,584 Lumen Technologies, Inc 24,969
365 (a) Ooma, Inc 4,749
869 Shenandoah Telecom Co 17,910
319 Spok Holdings, Inc 4,552
1,775 Telephone and Data Systems, Inc 32,500
8,986 (a) T-Mobile US, Inc 1,258,489
70,300 Verizon Communications, Inc 2,278,423
TOTAL TELECOMMUNICATION SERVICES 5,707,086
TRANSPORTATION - 1 .8%
1,148 (a) Air Transport Services Group, Inc 23,959
1,656 (a) Alaska Air Group, Inc 61,404
268 Allegiant Travel Co 20,598
141 (a),(b) Amerco, Inc 7,694
9,378 (a) American Airlines Group, Inc 120,132
424 ArcBest Corp 43,100
350 (a) Avis Budget Group, Inc 62,892
969 (a),(b) Blade Air Mobility, Inc 2,510
1,985 CH Robinson Worldwide, Inc 170,968
767 Costamare, Inc 7,379
185 Covenant Logistics Group, Inc 8,112
33,502 CSX Corp 1,030,187
828 (a) Daseke, Inc 4,248
10,897 Delta Air Lines, Inc 403,189
220 Eagle Bulk Shipping, Inc 9,247
556 Eneti, Inc 5,604

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
2,577 Expeditors International Washington, Inc $ 295,402
3,845 FedEx Corp 1,018,617
480 Forward Air Corp 32,995
438 (a),(b) Frontier Group Holdings, Inc 2,120
2,042 FTAI Infrastructure, Inc 6,575
497 Genco Shipping & Trading Ltd 6,953
1,990 Golden Ocean Group Ltd 15,681
1,764 (a) GXO Logistics, Inc 103,459
905 (a) Hawaiian Holdings, Inc 5,729
728 Heartland Express, Inc 10,694
2,161 (a) Hertz Global Holdings, Inc 26,472
505 (a) Hub Group, Inc (Class A) 39,663
1,447 JB Hunt Transport Services, Inc 272,788
5,315 (a) JetBlue Airways Corp 24,449
4,016 (a) Joby Aviation, Inc 25,903
1,157 (a) Kirby Corp 95,800
2,433 Knight-Swift Transportation Holdings, Inc 122,015
666 Landstar System, Inc 117,842
5,019 (a) Lyft, Inc (Class A) 52,900
796 Marten Transport Ltd 15,689
668 Matson, Inc 59,265
3,742 Norfolk Southern Corp 736,912
1,667 Old Dominion Freight Line 682,036
136 (a) PAM Transportation Services, Inc 2,931
580 (a) Radiant Logistics, Inc 3,277
1,622 (a) RXO, Inc 32,002
775 Ryder System, Inc 82,886
1,291 (b) Safe Bulkers, Inc 4,183
468 (a) Saia, Inc 186,568
932 Schneider National, Inc 25,807
802 (a) Skywest, Inc 33,636
10,244 Southwest Airlines Co 277,305
1,623 Spirit Airlines, Inc 26,780
383 (a) Sun Country Airlines Holdings, Inc 5,684
2,215 (a) TuSimple Holdings, Inc 3,455
32,121 (a) Uber Technologies, Inc 1,477,245
1,269 U-Haul Holding Co 66,483
10,145 Union Pacific Corp 2,065,826
5,488 (a) United Airlines Holdings, Inc 232,142
11,907 United Parcel Service, Inc (Class B) 1,855,944
122 Universal Truckload Services, Inc 3,072
1,147 Werner Enterprises, Inc 44,676
1,710 (a) XPO, Inc 127,669
TOTAL TRANSPORTATION 12,308,753
UTILITIES - 2 .3%
11,476 AES Corp 174,435
1,097 Allete, Inc 57,922
4,194 Alliant Energy Corp 203,199
1,833 (a),(b) Altus Power, Inc 9,623
4,249 Ameren Corp 317,953
8,719 American Electric Power Co, Inc 655,843
745 American States Water Co 58,617
3,189 American Water Works Co, Inc 394,894
111 Artesian Resources Corp 4,661
2,236 Atmos Energy Corp 236,859
1,522 Avangrid, Inc 45,919
1,326 Avista Corp 42,923
1,043 Black Hills Corp 52,765
1,362 Brookfield Infrastructure Corp 48,133
2,251 Brookfield Renewable Corp 53,889
829 (a) Cadiz, Inc 2,744
934 California Water Service Group 44,187

TIAA-CREF Life Stock Index Fund September 30, 2023

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
10,119 Centerpoint Energy, Inc $ 271,695
358 Chesapeake Utilities Corp 34,994
545 Clearway Energy, Inc (Class A) 10,856
1,281 Clearway Energy, Inc (Class C) 27,106
4,975 CMS Energy Corp 264,222
5,807 Consolidated Edison, Inc 496,673
268 (b) Consolidated Water Co, Inc 7,622
5,398 Constellation Energy Corp 588,814
14,257 Dominion Energy, Inc 636,860
3,346 DTE Energy Co 332,191
12,746 Duke Energy Corp 1,124,962
6,251 Edison International 395,626
3,424 Entergy Corp 316,720
3,872 Essential Utilities, Inc 132,926
3,619 Evergy, Inc 183,483
5,967 Eversource Energy 346,981
16,521 Exelon Corp 624,329
8,802 FirstEnergy Corp 300,852
572 Genie Energy Ltd 8,426
765 Global Water Resources, Inc 7,459
772 Idacorp, Inc 72,298
685 MGE Energy, Inc 46,929
240 Middlesex Water Co 15,900
1,443 (a) Montauk Renewables, Inc 13,146
1,427 National Fuel Gas Co 74,076
1,561 New Jersey Resources Corp 63,423
33,276 NextEra Energy, Inc 1,906,382
6,737 NiSource, Inc 166,269
666 Northwest Natural Holding Co 25,415
812 NorthWestern Corp 39,025
3,514 NRG Energy, Inc 135,359
3,276 OGE Energy Corp 109,189
919 ONE Gas, Inc 62,749
846 Ormat Technologies, Inc 59,152
743 Otter Tail Corp 56,409
32,774 (a),(e) PG&E Corp 528,645
1,897 Pinnacle West Capital Corp 139,771
1,358 PNM Resources, Inc 60,580
1,712 Portland General Electric Co 69,302
12,260 PPL Corp 288,846
8,110 Public Service Enterprise Group, Inc 461,540
250 (a) Pure Cycle Corp 2,400
191 RGC Resources, Inc 3,304
10,590 Sempra Energy 720,438
505 SJW Corp 30,355
18,219 Southern Co 1,179,134
1,078 Southwest Gas Holdings Inc 65,122
880 Spire, Inc 49,790
1,678 (a),(b) Sunnova Energy International, Inc 17,569
3,513 UGI Corp 80,799
537 Unitil Corp 22,935
6,576 Vistra Corp 218,192
5,438 WEC Energy Group, Inc 438,031
9,168 Xcel Energy, Inc 524,593
203 York Water Co 7,610
TOTAL UTILITIES 16,272,040
TOTAL COMMON STOCKS 696,237,439
(Cost $242,208,851)

SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
854 (d) Chinook Therapeutics, Inc $ 8
145 (d) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17
TOTAL RIGHTS/WARRANTS 17
(Cost $9)
TOTAL LONG-TERM INVESTMENTS 696,237,456
(Cost $242,208,860)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .5%
$ 3,408,000 (f) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 3,408,000
TOTAL REPURCHASE AGREEMENT 3,408,000
TOTAL SHORT-TERM INVESTMENTS 3,408,000
(Cost $3,408,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,382,018 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 1,382,018
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,382,018
(Cost $1,382,018)
TOTAL INVESTMENTS - 100.4% 701,027,474
(Cost $246,998,878)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (2,686,835)
NET ASSETS - 100.0% $ 698,340,639
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,066,306.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
In bankruptcy
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $3,408,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $3,476,173.
(g)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 15 12/15/23  $ 3,345,973 $ 3,244,125 $ (101,848)

TIAA-CREF Life International Equity Fund September 30, 2023
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.2%
COMMON STOCKS - 97.2%
AUSTRALIA - 6 .1%
88,423 BHP Billiton Ltd $ 2,483,873
32,376 Commonwealth Bank of Australia 2,068,051
438,705 Glencore plc 2,498,209
39,413 Woodside Energy Group Ltd 916,395
TOTAL AUSTRALIA 7,966,528
BRAZIL - 1 .5%
256,751 Banco Bradesco S.A. (Preference) 730,429
225,600 Itau Unibanco Holding S.A. 1,221,231
TOTAL BRAZIL 1,951,660
CHINA - 0 .6%
9,113 (a) Alibaba Group Holding Ltd (ADR) 790,462
TOTAL CHINA 790,462
DENMARK - 5 .7%
11,268 DSV AS 2,099,687
58,360 Novo Nordisk A.S. 5,313,747
TOTAL DENMARK 7,413,434
FINLAND - 1 .3%
150,632 Nordea Bank Abp 1,653,697
TOTAL FINLAND 1,653,697
FRANCE - 12 .8%
24,319 Airbus SE 3,255,061
14,845 BNP Paribas S.A. 943,938
38,530 Compagnie de Saint-Gobain 2,306,035
12,629 Essilor International S.A. 2,196,759
3,684 Kering 1,673,873
2,285 LVMH Moet Hennessy Louis Vuitton S.A. 1,724,788
41,802 Total S.A. 2,748,453
15,192 Vinci S.A. 1,680,706
TOTAL FRANCE 16,529,613
GERMANY - 7 .4%
49,712 Bayer AG. 2,387,388
29,081 Deutsche Post AG. 1,179,977
3,335 Dr ING hc F Porsche AG. 312,913
18,713 HeidelbergCement AG. 1,449,329
38,098 RWE AG. 1,414,190
20,112 Siemens AG. 2,874,178
TOTAL GERMANY 9,617,975
HONG KONG - 0 .5%
16,199 Hong Kong Exchanges and Clearing Ltd 601,190
TOTAL HONG KONG 601,190
INDIA - 0 .4%
9,884 HDFC Bank Ltd (ADR) 583,255
TOTAL INDIA 583,255
INDONESIA - 0 .5%
1,755,400 Bank Rakyat Indonesia 592,856
TOTAL INDONESIA 592,856

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
IRELAND - 2 .1%
48,595 (a),(b) CRH plc $ 2,659,604
TOTAL IRELAND 2,659,604
ITALY - 2 .0%
151,595 Enel S.p.A. 929,693
29,799 Moncler S.p.A 1,727,000
TOTAL ITALY 2,656,693
JAPAN - 21 .4%
102,800 Daiichi Sankyo Co Ltd 2,814,386
8,884 Daikin Industries Ltd 1,392,759
52,851 (a) Hitachi Ltd 3,275,574
363,100 Mitsubishi UFJ Financial Group, Inc 3,076,966
42,740 Nintendo Co Ltd 1,775,973
66,300 ORIX Corp 1,237,980
52,700 Recruit Holdings Co Ltd 1,612,357
49,900 SBI Holdings, Inc 1,050,186
27,900 Shiseido Co Ltd 977,731
40,492 Sony Corp 3,311,256
69,500 Sumitomo Mitsui Financial Group, Inc 3,414,259
208,315 (a) Toyota Motor Corp 3,737,239
TOTAL JAPAN 27,676,666
KOREA, REPUBLIC OF - 1 .5%
37,383 Samsung Electronics Co Ltd 1,889,864
TOTAL KOREA, REPUBLIC OF 1,889,864
MEXICO - 0 .6%
6,749 Fomento Economico Mexicano SAB de C.V. (ADR) 736,653
TOTAL MEXICO 736,653
NETHERLANDS - 10 .1%
4,209 ASML Holding NV 2,478,049
22,140 Heineken NV 1,951,895
158,997 ING Groep NV 2,095,591
443,844 Koninklijke KPN NV 1,462,317
162,540 Shell plc 5,151,578
TOTAL NETHERLANDS 13,139,430
NORWAY - 1 .6%
63,531 Equinor ASA 2,082,040
TOTAL NORWAY 2,082,040
SPAIN - 1 .8%
282,350 Banco Bilbao Vizcaya Argentaria S.A. 2,285,038
TOTAL SPAIN 2,285,038
SWITZERLAND - 4 .9%
2,732 Lonza Group AG. 1,263,678
33,006 Novartis AG. 3,370,858
3,868 Zurich Insurance Group AG 1,769,824
TOTAL SWITZERLAND 6,404,360
TAIWAN - 1 .1%
16,872 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 1,466,177
TOTAL TAIWAN 1,466,177
UNITED KINGDOM - 8 .5%
31,698 Ashtead Group plc 1,922,249
36,013 AstraZeneca plc 4,857,592
170,300 BP plc 1,097,743
18,946 Diageo plc 698,503
18,211 Reckitt Benckiser Group plc 1,284,253

TIAA-CREF Life International Equity Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
22,596 Unilever plc $ 1,117,752
TOTAL UNITED KINGDOM 10,978,092
UNITED STATES - 4 .8%
477,913 Haleon plc 1,980,990
8,234 Linde plc 3,063,516
10,959 Nestle S.A. 1,240,515
TOTAL UNITED STATES 6,285,021
TOTAL COMMON STOCKS 125,960,308
(Cost $109,535,795)
TOTAL LONG-TERM INVESTMENTS 125,960,308
(Cost $109,535,795)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.5%
REPURCHASE AGREEMENT - 2 .5%
$ 3,223,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 3,223,000
TOTAL REPURCHASE AGREEMENT 3,223,000
TOTAL SHORT-TERM INVESTMENTS 3,223,000
(Cost $3,223,000)
TOTAL INVESTMENTS - 99.7% 129,183,308
(Cost $112,758,795)
OTHER ASSETS & LIABILITIES, NET - 0.3% 376,729
NET ASSETS - 100.0% $ 129,560,037
ADR American Depositary Receipt
(a)
Non-income producing
(b)
When-issued or delayed delivery security.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $3,223,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $3,287,542.

Portfolio of Investments
TIAA-CREF Life Core Bond Fund September 30, 2023

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.4%
BANK LOAN OBLIGATIONS - 4.2%
CAPITAL GOODS - 0 .3%
$ 500,000 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8 .331% 05/31/30 $ 500,002
95,538 (a) TransDigm, Inc SOFR 4 M + 3.250% 8 .492 02/22/27 95,773
TOTAL CAPITAL GOODS 595,775
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
36,720 (a) EAB Global, Inc LIBOR 4 M + 3.500% 9 .131 08/16/28 36,513
21,185 (a) GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 21,221
38,308 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9 .081 02/24/28 38,281
73,313 (a) Spin Holdco, Inc LIBOR 3 M + 4.000% 9 .664 03/04/28 63,650
86,832 (a) Trans Union LLC SOFR 12 M + 1.750% 7 .181 11/16/26 86,868
46,564 (a) Trans Union LLC SOFR 12 M + 2.250% 7 .696 12/01/28 46,599
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 293,132
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
18,856 (a) PetSmart LLC SOFR 12 M + 3.750% 9 .181 02/11/28 18,827
43,010 (a) Woof Holdings, Inc SOFR 1 Month + 3.750% 9 .397 12/21/27 34,344
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 53,171
CONSUMER SERVICES - 0 .3%
74,613 1011778 BC ULC 7 .566 09/13/30 74,419
99,500 (a) Caesars Entertainment, Inc SOFR 12 M + 3.250% 8 .681 02/06/30 99,656
70,404 (a) Dun & Bradstreet Corp SOFR 1 Month + 2.750% 8 .167 02/08/26 70,382
38,209 (a) Fertitta Entertainment LLC SOFR 12 M + 4.000% 9 .331 01/27/29 37,889
97,755 (a) IRB Holding Corp SOFR 12 M + 3.000% 8 .431 12/15/27 97,515
58,198 (a) Motion Finco LLC LIBOR 1 M + 3.250% 0 .000 11/04/26 58,140
68,600 (a) Stars Group Holdings BV SOFR 4 M + 2.250% 7 .754 07/21/26 68,642
TOTAL CONSUMER SERVICES 506,643
ENERGY - 0 .1%
72,391 (a) Buckeye Partners LP SOFR 12 M + 2.250% 7 .666 11/01/26 72,424
19,846 (a) Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.250% 8 .692 10/05/28 19,864
TOTAL ENERGY 92,288
FINANCIAL SERVICES - 0 .2%
33,111 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .681 03/24/25 33,111
408,229 (a) Motion Finco LLC SOFR 4 M + 3.250% 8 .903 11/12/26 407,821
TOTAL FINANCIAL SERVICES 440,932
FOOD, BEVERAGE & TOBACCO - 0 .2%
145,125 (a) Froneri US, Inc SOFR 12 M + 2.250% 7 .681 01/29/27 144,325
97,750 (a) Hayward Industries, Inc SOFR 12 M + 2.750% 8 .196 05/30/28 97,261
103,497 (a) Hostess Brands LLC LIBOR 1 M + 2.250% 7 .523 08/03/25 103,853
115,378 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8 .754 03/31/28 112,686
TOTAL FOOD, BEVERAGE & TOBACCO 458,125
HEALTH CARE EQUIPMENT & SERVICES - 0 .7%
525,676 (a) Bausch & Lomb Corp SOFR 1 Month + 3.250% 8 .755 05/05/27 511,951
97,250 (a) Global Medical Response, Inc SOFR 4 M + 4.250% 9 .780 10/02/25 68,318
38,209 (a) ICU Medical, Inc SOFR 4 M + 2.500% 7 .892 01/08/29 38,233
8,464 (a) NMN Holdings III Corp SOFR 12 M + 3.750% 9 .196 11/13/25 8,095
39,439 (a) NMN Holdings III Corp SOFR 12 M + 3.750% 9 .196 11/13/25 37,724
625,000 (a) Surgery Center Holdings, Inc SOFR 1 Month + 3.750% 9 .189 08/31/26 626,387
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,290,708

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
$ 28,642 (a) Energizer Holdings, Inc SOFR 1 Month + 2.250% 7 .688% 12/22/27 $ 28,620
498,339 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9 .254 12/22/26 496,814
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 525,434
INSURANCE - 0 .1%
95,053 (a) Acrisure LLC LIBOR 12 M + 3.500% 8 .946 02/15/27 93,915
96,500 (a) NFP Corp SOFR 12 M + 3.250% 8 .696 02/15/27 95,458
38,211 (a) USI, Inc SOFR 4 M + 3.750% 8 .992 11/22/29 38,229
TOTAL INSURANCE 227,602
MATERIALS - 0 .1%
48,134 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9 .606 04/13/29 47,549
97,750 (a) Eco Services Operations Corp SOFR 4 M + 2.500% 7 .969 06/09/28 97,579
15,056 (a) Messer Industries USA, Inc SOFR 4 M + 2.500% 8 .004 03/02/26 15,063
14,886 (a) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8 .696 03/03/28 14,631
TOTAL MATERIALS 174,822
MEDIA & ENTERTAINMENT - 0 .4%
74,573 (a) Centuri Group, Inc PRIME 4 + 1.500% 2 .500 08/27/28 74,416
62,581 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8 .800 11/08/27 62,453
57,400 (a) DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .446 08/02/27 56,228
97,750 (a) INEOS US Petrochem LLC SOFR 12 M + 2.750% 8 .196 01/29/26 97,555
38,209 (a) Mozart Borrower LP SOFR 12 M + 3.250% 8 .696 10/23/28 38,150
31,761 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7 .946 10/19/26 31,852
87,583 (a) Phoenix Newco, Inc SOFR 12 M + 3.250% 8 .696 11/15/28 87,075
97,750 (a) Rackspace Technology Global, Inc SOFR 1 M + 2.750% 8 .194 02/09/28 45,011
140,030 (a) Ryan Specialty Group LLC SOFR 12 M + 3.000% 8 .431 09/01/27 140,318
50,000 (a) Virgin Media Bristol LLC SOFR 1 M + 2.500% 7 .947 01/31/28 48,703
TOTAL MEDIA & ENTERTAINMENT 681,761
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .3%
74,380 (a) Elanco Animal Health Inc SOFR 1 Month + 1.750% 6 .653 08/01/27 73,053
500,000 (a) Organon & Co SOFR 3 M + 3.000% 8 .442 06/02/28 499,875
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 572,928
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
55,764 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 2.750% 8 .196 08/21/25 54,997
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 54,997
SOFTWARE & SERVICES - 0 .1%
34,693 (a) Boxer Parent Co, Inc SOFR 12 M + 3.750% 9 .196 10/02/25 34,697
20,619 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8 .446 10/30/26 20,632
38,205 (a) Epicor Software Corp SOFR 12 M + 3.250% 8 .696 07/30/27 38,201
38,209 (a) Instructure Holdings, Inc SOFR 2M + 2.750% 8 .679 10/30/28 38,185
72,166 (a) Rocket Software, Inc SOFR 12 M + 4.250% 9 .696 11/28/25 72,234
74,621 (a) UKG, Inc SOFR 4 M + 3.250% 8 .618 05/04/26 74,494
TOTAL SOFTWARE & SERVICES 278,443
TRANSPORTATION - 0 .4%
29,625 (a) Air Canada SOFR 4 M + 3.500% 9 .128 08/11/28 29,687
621,752 (a) Kestrel Bidco, Inc SOFR 3 Month + 3.000% 8 .420 12/11/26 610,095
18,750 (a) Mileage Plus Holdings LLC LIBOR 3 M + 5.250% 10 .798 06/20/27 19,508
106,250 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9 .076 10/20/27 110,135
TOTAL TRANSPORTATION 769,425
UTILITIES - 0 .5%
36,807 (a),(b) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8 .446 01/27/27 36,688
11,909 (a) BroadStreet Partners, Inc SOFR 1 Month + 3.250% 8 .681 01/27/27 11,874
498,750 (a) BroadStreet Partners, Inc SOFR 1 Month + 4.000% 9 .316 01/26/29 499,426
165,366 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9 .877 05/17/30 166,330

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 133,944 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9 .877% 05/17/30 $ 134,726
TOTAL UTILITIES 849,044
TOTAL BANK LOAN OBLIGATIONS 7,865,230
(Cost $7,923,520)
CORPORATE BONDS - 39 .1%
AUTOMOBILES & COMPONENTS - 1 .1%
70,000 (c),(d) Clarios Global LP 6 .750 05/15/28 68,338
5,000 Dana, Inc 5 .375 11/15/27 4,626
25,000 Dana, Inc 4 .250 09/01/30 20,065
110,000 (c) Ford Motor Co 6 .100 08/19/32 103,610
200,000 Ford Motor Credit Co LLC 6 .950 03/06/26 199,670
200,000 Ford Motor Credit Co LLC 7 .350 03/06/30 202,536
100,000 (c),(d) Gates Global LLC 6 .250 01/15/26 97,449
100,000 General Motors Co 6 .125 10/01/25 99,913
50,000 General Motors Co 5 .400 10/15/29 47,657
125,000 General Motors Co 5 .200 04/01/45 97,190
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 329,487
50,000 General Motors Financial Co, Inc 6 .050 10/10/25 49,779
275,000 General Motors Financial Co, Inc 5 .000 04/09/27 263,966
75,000 General Motors Financial Co, Inc 5 .850 04/06/30 71,840
100,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 84,254
200,000 (d) Hyundai Capital Services, Inc 2 .125 04/24/25 188,167
150,000 (d) ZF North America Capital, Inc 6 .875 04/14/28 146,771
TOTAL AUTOMOBILES & COMPONENTS 2,075,318
BANKS - 9 .2%
200,000 (d) Banco de Credito e Inversiones S.A. 2 .875 10/14/31 159,932
200,000 Banco Santander S.A. 5 .294 08/18/27 193,375
200,000 Banco Santander S.A. 6 .921 08/08/33 191,097
200,000 Banco Santander S.A. 4 .750 N/A(e) 148,371
200,000 (d) Bank Hapoalim BM 3 .255 01/21/32 170,500
200,000 (d) Bank Leumi Le-Israel BM 3 .275 01/29/31 178,344
950,000 Bank of America Corp 0 .810 10/24/24 946,353
500,000 Bank of America Corp 5 .202 04/25/29 481,652
1,000,000 Bank of America Corp 2 .592 04/29/31 803,591
500,000 Bank of America Corp 5 .288 04/25/34 465,255
350,000 Bank of America Corp 5 .872 09/15/34 340,613
200,000 Bank of America Corp 3 .846 03/08/37 162,671
350,000 Bank of America Corp 2 .676 06/19/41 224,132
400,000 Bank of America Corp 6 .100 N/A(e) 391,694
55,000 Bank of Montreal 3 .803 12/15/32 48,042
100,000 Barclays plc 2 .279 11/24/27 88,107
300,000 Barclays plc 3 .330 11/24/42 191,375
200,000 Barclays plc 6 .125 N/A(e) 181,090
150,000 (d) BNP Paribas S.A. 2 .819 11/19/25 144,065
300,000 (d) BNP Paribas S.A. 1 .904 09/30/28 253,834
200,000 (d) BNP Paribas S.A. 7 .750 N/A(e) 189,853
200,000 (d) BNP Paribas S.A. 7 .375 N/A(e) 195,597
500,000 Citigroup, Inc 3 .200 10/21/26 461,614
175,000 Citigroup, Inc 4 .300 11/20/26 165,920
80,000 Citigroup, Inc 4 .125 07/25/28 72,785
140,000 Citigroup, Inc 2 .572 06/03/31 111,637
300,000 Citigroup, Inc 4 .910 05/24/33 272,972
1,475,000 Citigroup, Inc 6 .270 11/17/33 1,470,639
175,000 Citigroup, Inc 7 .625 N/A(e) 170,730
100,000 Citigroup, Inc 4 .000 N/A(e) 87,475

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 325,000 (d) Cooperatieve Rabobank UA 1 .339% 06/24/26 $ 299,054
150,000 (d) Credit Agricole S.A. 3 .250 10/04/24 145,979
200,000 (d) Credit Agricole S.A. 8 .125 N/A(e) 198,548
200,000 (d) Development Bank of Kazakhstan JSC 5 .750 05/12/25 199,380
150,000 Discover Bank 2 .450 09/12/24 144,168
150,000 Discover Bank 3 .450 07/27/26 136,415
250,000 Discover Bank 2 .700 02/06/30 194,417
385,000 HSBC Holdings plc 4 .292 09/12/26 369,900
500,000 HSBC Holdings plc 2 .251 11/22/27 441,361
50,000 HSBC Holdings plc 2 .013 09/22/28 42,439
475,000 HSBC Holdings plc 7 .390 11/03/28 491,408
200,000 (c) HSBC Holdings plc 8 .000 N/A(e) 196,955
550,000 HSBC Holdings plc 6 .000 N/A(e) 489,006
200,000 ING Groep NV 6 .500 N/A(e) 188,502
200,000 JPMorgan Chase & Co 2 .301 10/15/25 191,830
250,000 JPMorgan Chase & Co 3 .200 06/15/26 235,046
125,000 JPMorgan Chase & Co 4 .323 04/26/28 118,600
275,000 JPMorgan Chase & Co 3 .702 05/06/30 245,267
225,000 JPMorgan Chase & Co 1 .953 02/04/32 170,634
125,000 JPMorgan Chase & Co 4 .912 07/25/33 115,006
650,000 JPMorgan Chase & Co 5 .350 06/01/34 616,380
50,000 JPMorgan Chase & Co 2 .525 11/19/41 31,406
250,000 JPMorgan Chase & Co 3 .157 04/22/42 171,775
100,000 JPMorgan Chase & Co 5 .000 N/A(e) 96,657
363,000 JPMorgan Chase & Co 6 .100 N/A(e) 358,725
160,000 JPMorgan Chase & Co 3 .650 N/A(e) 139,654
200,000 Lloyds Banking Group plc 7 .500 N/A(e) 186,855
250,000 M&T Bank Corp 3 .500 N/A(e) 175,810
200,000 NatWest Group plc 5 .516 09/30/28 193,523
125,000 PNC Financial Services Group, Inc 6 .200 N/A(e) 114,876
200,000 Toronto-Dominion Bank 4 .285 09/13/24 196,779
100,000 Toronto-Dominion Bank 3 .625 09/15/31 92,521
200,000 Truist Financial Corp 4 .950 N/A(e) 183,916
200,000 UniCredit SpA 8 .000 N/A(e) 196,750
100,000 US Bancorp 4 .839 02/01/34 88,046
50,000 Wells Fargo & Co 3 .750 01/24/24 49,638
100,000 Wells Fargo & Co 3 .550 09/29/25 95,583
100,000 Wells Fargo & Co 3 .526 03/24/28 91,837
375,000 Wells Fargo & Co 2 .393 06/02/28 328,863
250,000 Wells Fargo & Co 3 .900 N/A(e) 218,337
125,000 Wells Fargo & Co 7 .625 N/A(e) 126,021
TOTAL BANKS 17,331,182
CAPITAL GOODS - 1 .1%
450,000 Boeing Co 2 .196 02/04/26 413,183
200,000 Boeing Co 2 .950 02/01/30 168,262
25,000 Boeing Co 3 .250 02/01/35 19,220
75,000 Boeing Co 5 .705 05/01/40 69,195
150,000 Boeing Co 5 .805 05/01/50 135,828
50,000 (d) Chart Industries, Inc 7 .500 01/01/30 50,274
50,000 (d) Chart Industries, Inc 9 .500 01/01/31 53,140
200,000 (d) Embraer Netherlands Finance BV 7 .000 07/28/30 198,391
50,000 Lockheed Martin Corp 1 .850 06/15/30 40,327
175,000 Northrop Grumman Corp 3 .250 01/15/28 160,489
175,000 Raytheon Technologies Corp 4 .125 11/16/28 163,180
50,000 Raytheon Technologies Corp 2 .250 07/01/30 40,229
350,000 Raytheon Technologies Corp 5 .150 02/27/33 331,438
80,000 (d) TransDigm, Inc 6 .875 12/15/30 78,443
200,000 (d) TSMC Global Ltd 1 .000 09/28/27 168,480
15,000 (d) WESCO Distribution, Inc 7 .250 06/15/28 15,073

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 55,000 (d) Windsor Holdings III LLC 8 .500% 06/15/30 $ 54,257
TOTAL CAPITAL GOODS 2,159,409
COMMERCIAL & PROFESSIONAL SERVICES - 0 .4%
40,000 (d) ADT Corp 4 .875 07/15/32 33,400
15,000 (d) ASGN, Inc 4 .625 05/15/28 13,382
35,000 (d) Garda World Security Corp 7 .750 02/15/28 34,314
10,000 (d) GFL Environmental, Inc 4 .250 06/01/25 9,610
65,000 (d) GFL Environmental, Inc 5 .125 12/15/26 61,918
31,000 (d) GFL Environmental, Inc 3 .500 09/01/28 26,688
200,000 (b),(d) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 200,280
62,000 (d) H&E Equipment Services, Inc 3 .875 12/15/28 52,941
155,000 (d) Iron Mountain, Inc 7 .000 02/15/29 151,595
50,000 (d) Prime Security Services Borrower LLC 5 .750 04/15/26 48,508
26,000 (d) Prime Security Services Borrower LLC 3 .375 08/31/27 22,779
70,000 (d) Prime Security Services Borrower LLC 6 .250 01/15/28 64,832
75,000 Verisk Analytics, Inc 3 .625 05/15/50 50,307
100,000 Waste Management, Inc 2 .500 11/15/50 56,687
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 827,241
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .7%
25,000 (c),(d) Asbury Automotive Group, Inc 4 .625 11/15/29 21,472
50,000 (d) Asbury Automotive Group, Inc 5 .000 02/15/32 41,427
100,000 AutoZone, Inc 1 .650 01/15/31 75,187
25,000 (d) Beacon Roofing Supply, Inc 6 .500 08/01/30 24,228
40,000 (d) Ferrellgas LP 5 .375 04/01/26 37,492
44,000 (d) Ferrellgas LP 5 .875 04/01/29 39,570
50,000 Kohl's Corp 4 .625 05/01/31 33,602
80,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 68,016
25,000 (d) LCM Investments Holdings II LLC 8 .250 08/01/31 24,286
45,000 (d) Lithia Motors, Inc 4 .625 12/15/27 41,088
175,000 Lowe's Cos, Inc 4 .250 04/01/52 129,095
100,000 (c),(d) Macy's Retail Holdings LLC 5 .875 04/01/29 87,559
50,000 (c),(d) Macy's Retail Holdings LLC 6 .125 03/15/32 41,264
38,000 (d) Magic Mergeco, Inc 5 .250 05/01/28 30,328
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 116,732
100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 91,212
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 190,571
200,000 (d) Prosus NV 4 .193 01/19/32 159,484
50,000 (d) Staples, Inc 7 .500 04/15/26 41,117
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,293,730
CONSUMER DURABLES & APPAREL - 0 .0%
8,000 Newell Brands, Inc 4 .875 06/01/25 7,666
50,000 Newell Brands, Inc 6 .375 09/15/27 47,699
TOTAL CONSUMER DURABLES & APPAREL 55,365
CONSUMER SERVICES - 0 .2%
150,000 (d) Churchill Downs, Inc 6 .750 05/01/31 141,750
6,000 (d) Hilton Domestic Operating Co, Inc 5 .750 05/01/28 5,800
74,000 (d) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 59,659
20,000 (d) International Game Technology plc 4 .125 04/15/26 18,814
60,000 (d) International Game Technology plc 6 .250 01/15/27 58,729
20,000 (d) LIGHT & WONDER INTER 7 .500 09/01/31 19,767
25,000 (c),(d) Marriott Ownership Resorts, Inc 4 .500 06/15/29 20,948
50,000 (d) NCL Corp Ltd 5 .875 03/15/26 46,162
50,000 (d) NCL Corp Ltd 8 .375 02/01/28 50,718
TOTAL CONSUMER SERVICES 422,347
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .3%
70,000 (d) Albertsons Cos, Inc 6 .500 02/15/28 69,186

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 60,000 Kroger Co 3 .875% 10/15/46 $ 42,104
100,000 SYSCO Corp 3 .150 12/14/51 61,490
100,000 Walmart, Inc 1 .050 09/17/26 89,163
200,000 Walmart, Inc 1 .800 09/22/31 157,404
275,000 Walmart, Inc 4 .500 04/15/53 236,704
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 656,051
ENERGY - 3 .2%
19,000 (d) Archrock Partners LP 6 .250 04/01/28 17,689
100,000 Cenovus Energy, Inc 2 .650 01/15/32 77,703
150,000 Cheniere Energy Partners LP 3 .250 01/31/32 119,220
35,000 (d) Civitas Resources, Inc 8 .375 07/01/28 35,612
40,000 (d) Civitas Resources, Inc 8 .750 07/01/31 40,859
150,000 Diamondback Energy, Inc 4 .400 03/24/51 110,564
35,000 (d) DT Midstream, Inc 4 .125 06/15/29 30,276
30,000 (d) DT Midstream, Inc 4 .375 06/15/31 25,227
45,000 Ecopetrol S.A. 6 .875 04/29/30 41,088
200,000 Ecopetrol S.A. 4 .625 11/02/31 152,695
250,000 Enbridge, Inc 5 .700 03/08/33 239,500
150,000 Enbridge, Inc 5 .750 07/15/80 130,569
33,000 (d) Energean Israel Finance Ltd 4 .875 03/30/26 30,655
100,000 Energy Transfer LP 2 .900 05/15/25 95,002
50,000 Energy Transfer LP 4 .750 01/15/26 48,652
150,000 Energy Transfer LP 4 .950 06/15/28 143,553
25,000 Energy Transfer LP 5 .400 10/01/47 20,619
100,000 Energy Transfer LP 6 .250 04/15/49 91,752
175,000 Energy Transfer LP 5 .000 05/15/50 137,278
100,000 Energy Transfer Operating LP 5 .500 06/01/27 98,430
6,000 (d) EnLink Midstream LLC 5 .625 01/15/28 5,673
80,000 (d) EnLink Midstream LLC 6 .500 09/01/30 77,602
100,000 Enterprise Products Operating LLC 3 .700 02/15/26 95,809
100,000 Enterprise Products Operating LLC 3 .125 07/31/29 87,854
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 78,286
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 77,141
100,000 Enterprise Products Operating LLC 3 .200 02/15/52 63,848
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 16,268
100,000 (d) EQM Midstream Partners LP 4 .500 01/15/29 88,996
25,000 (d) EQT Corp 3 .125 05/15/26 23,130
200,000 (d) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 154,544
50,000 Genesis Energy LP 8 .000 01/15/27 48,197
10,000 (d) Hilcorp Energy I LP 5 .750 02/01/29 9,030
25,000 (d) Hilcorp Energy I LP 6 .000 04/15/30 22,541
9,000 (d) Hilcorp Energy I LP 6 .000 02/01/31 7,918
75,000 Marathon Petroleum Corp 3 .800 04/01/28 68,954
100,000 Marathon Petroleum Corp 5 .000 09/15/54 77,369
150,000 MPLX LP 1 .750 03/01/26 136,013
450,000 MPLX LP 2 .650 08/15/30 363,392
125,000 MPLX LP 4 .700 04/15/48 94,750
34,000 (c) Murphy Oil Corp 5 .875 12/01/27 32,994
33,000 Occidental Petroleum Corp 5 .500 12/01/25 32,568
200,000 (d) Oleoducto Central S.A. 4 .000 07/14/27 178,206
100,000 ONEOK, Inc 4 .500 03/15/50 72,511
67,000 (d) Parkland Corp 4 .500 10/01/29 57,374
200,000 (d) Pertamina Persero PT 1 .400 02/09/26 180,149
100,000 Petroleos Mexicanos 5 .950 01/28/31 71,575
67,000 Petroleos Mexicanos 6 .700 02/16/32 49,725
200,000 (d) Petronas Energy Canada Ltd 2 .112 03/23/28 174,443
200,000 Phillips 66 2 .150 12/15/30 157,472
100,000 Phillips 66 3 .300 03/15/52 62,829
200,000 (d) Qatar Petroleum 2 .250 07/12/31 160,130
200,000 (d) S.A. Global Sukuk Ltd 0 .946 06/17/24 192,500

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 175,000 Sabine Pass Liquefaction LLC 5 .875% 06/30/26 $ 174,693
50,000 (d) Santos Finance Ltd 3 .649 04/29/31 39,948
200,000 (d) Saudi Arabian Oil Co 2 .250 11/24/30 160,209
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 116,068
23,000 Sunoco LP 4 .500 05/15/29 20,187
100,000 Targa Resources Corp 4 .200 02/01/33 85,029
25,000 Targa Resources Partners LP 6 .500 07/15/27 25,194
150,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 97,765
200,000 TransCanada Trust 5 .500 09/15/79 164,215
19,000 (d) Transocean, Inc 8 .750 02/15/30 19,427
40,000 USA Compression Partners LP 6 .875 04/01/26 39,182
25,000 USA Compression Partners LP 6 .875 09/01/27 24,236
90,000 (d) Venture Global LNG, Inc 8 .125 06/01/28 89,113
300,000 (c) Williams Cos, Inc 5 .650 03/15/33 289,887
TOTAL ENERGY 6,051,887
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .0%
150,000 Agree LP 2 .000 06/15/28 124,074
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 93,926
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 92,672
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 93,201
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 70,794
100,000 American Tower Corp 2 .950 01/15/25 96,102
50,000 American Tower Corp 3 .375 10/15/26 46,548
150,000 American Tower Corp 3 .800 08/15/29 133,427
175,000 American Tower Corp 2 .900 01/15/30 145,393
50,000 American Tower Corp 2 .100 06/15/30 38,914
50,000 American Tower Corp 1 .875 10/15/30 37,836
150,000 Brandywine Operating Partnership LP 4 .100 10/01/24 145,383
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 192,674
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 84,208
50,000 Corporate Office Properties LP 2 .750 04/15/31 37,528
245,000 Crown Castle, Inc 2 .250 01/15/31 190,136
50,000 CubeSmart LP 2 .250 12/15/28 41,825
50,000 Equinix, Inc 2 .150 07/15/30 39,272
150,000 Essential Properties LP 2 .950 07/15/31 109,355
50,000 Essex Portfolio LP 3 .000 01/15/30 41,544
125,000 Federal Realty OP LP 1 .250 02/15/26 112,290
175,000 Healthcare Realty Holdings LP 3 .875 05/01/25 165,003
125,000 Healthcare Realty Holdings LP 3 .500 08/01/26 116,118
50,000 Healthcare Realty Holdings LP 3 .100 02/15/30 41,632
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 77,200
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 72,255
100,000 Highwoods Realty LP 3 .875 03/01/27 91,092
50,000 Highwoods Realty LP 2 .600 02/01/31 35,901
100,000 Kite Realty Group Trust 4 .750 09/15/30 89,035
100,000 Mid-America Apartments LP 4 .300 10/15/23 99,938
125,000 Mid-America Apartments LP 3 .750 06/15/24 123,006
200,000 Mid-America Apartments LP 2 .750 03/15/30 168,238
100,000 Mid-America Apartments LP 1 .700 02/15/31 76,444
100,000 Mid-America Apartments LP 2 .875 09/15/51 57,536
100,000 NNN REIT, Inc 5 .600 10/15/33 94,223
150,000 Regency Centers LP 3 .900 11/01/25 142,208
100,000 Regency Centers LP 3 .600 02/01/27 93,484
100,000 Regency Centers LP 2 .950 09/15/29 85,110
87,000 SITE Centers Corp 3 .625 02/01/25 82,820
100,000 Weingarten Realty Investors 3 .250 08/15/26 92,257
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,770,602
FINANCIAL SERVICES - 3 .1%
150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 135,371

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 275,000 AerCap Ireland Capital DAC 3 .000% 10/29/28 $ 235,807
150,000 AerCap Ireland Capital DAC 3 .300 01/30/32 119,237
150,000 AerCap Ireland Capital DAC 3 .850 10/29/41 106,412
200,000 (d) Bangkok Bank PCL 3 .466 09/23/36 155,058
225,000 Bank of New York Mellon Corp 4 .700 N/A(e) 216,576
200,000 (d) BBVA Bancomer S.A. 8 .450 06/29/38 197,132
185,000 Capital One Financial Corp 3 .950 N/A(e) 138,859
200,000 Charles Schwab Corp 5 .375 N/A(e) 192,146
30,000 (d) Compass Group Diversified Holdings LLC 5 .250 04/15/29 26,229
125,000 (d) Credit Suisse Group AG. 1 .305 02/02/27 110,851
250,000 (d) Credit Suisse Group AG. 6 .442 08/11/28 249,785
150,000 Deutsche Bank AG. 5 .371 09/09/27 146,479
100,000 Deutsche Bank AG. 2 .311 11/16/27 87,078
200,000 Deutsche Bank AG. 6 .000 N/A(e) 156,098
80,000 Fiserv, Inc 3 .500 07/01/29 71,372
300,000 Goldman Sachs Group, Inc 3 .500 04/01/25 288,861
300,000 Goldman Sachs Group, Inc 4 .482 08/23/28 283,953
280,000 Goldman Sachs Group, Inc 2 .615 04/22/32 218,701
50,000 Goldman Sachs Group, Inc 4 .411 04/23/39 41,153
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 68,969
150,000 Goldman Sachs Group, Inc 7 .500 N/A(e) 148,254
50,000 Icahn Enterprises LP 5 .250 05/15/27 43,949
38,000 Icahn Enterprises LP 4 .375 02/01/29 30,387
200,000 (d) Indian Railway Finance Corp Ltd 3 .249 02/13/30 169,037
68,000 (d) LPL Holdings, Inc 4 .000 03/15/29 59,287
150,000 Morgan Stanley 2 .720 07/22/25 145,572
125,000 Morgan Stanley 2 .188 04/28/26 117,424
575,000 Morgan Stanley 3 .125 07/27/26 534,057
100,000 Morgan Stanley 5 .449 07/20/29 97,447
250,000 Morgan Stanley 5 .250 04/21/34 232,120
100,000 Morgan Stanley 5 .424 07/21/34 94,329
50,000 Navient Corp 5 .500 03/15/29 42,000
60,000 Northern Trust Corp 4 .600 N/A(e) 53,994
200,000 (d) Power Finance Corp Ltd 3 .950 04/23/30 173,764
200,000 (d) Societe Generale S.A. 4 .027 01/21/43 125,485
15,000 Springleaf Finance Corp 5 .375 11/15/29 12,562
150,000 UBS Group AG. 3 .750 03/26/25 144,271
200,000 (d) UBS Group AG. 1 .494 08/10/27 174,572
200,000 (d) UBS Group AG. 3 .179 02/11/43 129,359
50,000 Visa, Inc 2 .700 04/15/40 35,210
TOTAL FINANCIAL SERVICES 5,809,207
FOOD, BEVERAGE & TOBACCO - 1 .3%
500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 480,180
75,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 68,740
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 368,435
200,000 BAT Capital Corp 2 .259 03/25/28 169,146
100,000 BAT Capital Corp 4 .906 04/02/30 91,745
200,000 BAT International Finance plc 4 .448 03/16/28 186,504
175,000 (d) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 143,255
100,000 Constellation Brands, Inc 4 .400 11/15/25 97,266
100,000 Constellation Brands, Inc 3 .700 12/06/26 94,408
100,000 Constellation Brands, Inc 3 .150 08/01/29 87,613
100,000 Constellation Brands, Inc 2 .875 05/01/30 83,926
100,000 Constellation Brands, Inc 2 .250 08/01/31 77,899
100,000 Diageo Capital plc 2 .125 10/24/24 96,288
100,000 Diageo Capital plc 2 .375 10/24/29 84,690
200,000 Diageo Capital plc 2 .000 04/29/30 162,250
100,000 Kraft Heinz Foods Co 4 .375 06/01/46 77,924

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 75,000 (d) Primo Water Holdings, Inc 4 .375% 04/30/29 $ 64,125
TOTAL FOOD, BEVERAGE & TOBACCO 2,434,394
HEALTH CARE EQUIPMENT & SERVICES - 1 .4%
60,000 Abbott Laboratories 5 .300 05/27/40 58,871
100,000 Boston Scientific Corp 2 .650 06/01/30 83,583
35,000 Centene Corp 2 .450 07/15/28 29,570
180,000 Centene Corp 3 .000 10/15/30 145,190
55,000 Cigna Group 3 .200 03/15/40 38,651
225,000 CVS Health Corp 3 .750 04/01/30 198,886
400,000 CVS Health Corp 1 .750 08/21/30 307,800
400,000 CVS Health Corp 4 .780 03/25/38 344,460
200,000 CVS Health Corp 5 .050 03/25/48 166,169
50,000 (d) DaVita, Inc 4 .625 06/01/30 41,056
100,000 Elevance Health, Inc 2 .250 05/15/30 81,356
100,000 Elevance Health, Inc 5 .125 02/15/53 88,286
160,000 HCA, Inc 5 .625 09/01/28 156,009
100,000 HCA, Inc 3 .625 03/15/32 82,889
100,000 HCA, Inc 5 .500 06/15/47 85,356
300,000 Humana, Inc 2 .150 02/03/32 226,694
50,000 Humana, Inc 5 .875 03/01/33 49,706
100,000 (c) McKesson Corp 5 .100 07/15/33 95,546
67,000 MPT Operating Partnership LP 3 .500 03/15/31 41,839
10,000 Tenet Healthcare Corp 4 .625 06/15/28 9,002
80,000 Tenet Healthcare Corp 4 .375 01/15/30 68,810
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 193,905
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,593,634
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
40,000 (d) Coty, Inc 6 .625 07/15/30 39,054
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 39,054
INSURANCE - 1 .7%
62,000 (d) Acrisure LLC 4 .250 02/15/29 52,099
85,000 (d) Alliant Holdings Intermediate LLC 6 .750 04/15/28 82,030
200,000 (d) Allianz SE 6 .350 09/06/53 193,084
25,000 (d) AmWINS Group, Inc 4 .875 06/30/29 21,906
250,000 Aon Corp 5 .350 02/28/33 239,664
175,000 Aon Global Ltd 3 .500 06/14/24 171,775
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 62,899
75,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 55,943
40,000 (d) CHS 5 .250 05/15/30 30,407
100,000 CNA Financial Corp 3 .950 05/15/24 98,690
100,000 (d) Equitable Financial Life Global Funding 1 .400 07/07/25 91,842
500,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 428,892
100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 77,219
100,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 58,818
55,000 (d) HUB International Ltd 7 .250 06/15/30 54,899
100,000 (d) Liberty Mutual Group, Inc 3 .951 10/15/50 67,142
100,000 (d) Liberty Mutual Group, Inc 5 .500 06/15/52 85,692
250,000 MetLife, Inc 3 .600 04/10/24 246,970
100,000 MetLife, Inc 5 .000 07/15/52 86,284
115,000 MetLife, Inc 3 .850 N/A(e) 106,385
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 127,221
180,000 Prudential Financial, Inc 5 .200 03/15/44 176,108
300,000 Prudential Financial, Inc 5 .125 03/01/52 258,343
100,000 Reinsurance Group of America, Inc 3 .900 05/15/29 89,572
200,000 (d) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 187,400
TOTAL INSURANCE 3,151,284

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS - 1 .9%
$ 100,000 Albemarle Corp 4 .650% 06/01/27 $ 95,350
200,000 (d) Alpek SAB de C.V. 3 .250 02/25/31 156,990
150,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 121,094
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 158,580
100,000 (d) Anglo American Capital plc 3 .875 03/16/29 89,610
200,000 (d) Anglo American Capital plc 2 .625 09/10/30 159,768
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 161,032
95,000 (d) Arsenal AIC Parent LLC 8 .000 10/01/30 94,527
38,000 Ball Corp 2 .875 08/15/30 30,111
225,000 Berry Global, Inc 1 .570 01/15/26 203,385
150,000 Berry Global, Inc 1 .650 01/15/27 128,928
200,000 (d) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 176,095
200,000 (d) Cemex SAB de C.V. 5 .450 11/19/29 189,463
200,000 (d) Corp Nacional del Cobre de Chile 3 .150 01/14/30 168,801
100,000 (d) FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 91,421
200,000 (d) Freeport Indonesia PT 5 .315 04/14/32 181,286
35,000 (d) Mauser Packaging Solutions Holding Co 7 .875 08/15/26 33,766
65,000 (d) Mineral Resources Ltd 9 .250 10/01/28 65,650
70,000 Newmont Corp 2 .250 10/01/30 55,731
65,000 Newmont Corp 2 .600 07/15/32 50,915
100,000 (d) Nova Chemicals Corp 4 .875 06/01/24 98,249
100,000 Nutrien Ltd 2 .950 05/13/30 83,472
200,000 (d) OCP S.A. 3 .750 06/23/31 157,583
200,000 (d) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 178,094
19,000 (d) PolyOne Corp 5 .750 05/15/25 18,654
200,000 (d) POSCO 4 .500 08/04/27 190,648
50,000 (d) SunCoke Energy, Inc 4 .875 06/30/29 42,486
200,000 Suzano Austria GmbH 3 .750 01/15/31 164,395
200,000 (d) UltraTech Cement Ltd 2 .800 02/16/31 157,158
TOTAL MATERIALS 3,503,242
MEDIA & ENTERTAINMENT - 1 .9%
100,000 Activision Blizzard, Inc 1 .350 09/15/30 78,098
100,000 (d) Arches Buyer, Inc 4 .250 06/01/28 85,259
100,000 (d) CCO Holdings LLC 5 .125 05/01/27 93,172
100,000 (c) Charter Communications Operating LLC 4 .400 04/01/33 85,054
50,000 Charter Communications Operating LLC 5 .125 07/01/49 36,448
600,000 Charter Communications Operating LLC 4 .800 03/01/50 419,560
150,000 Comcast Corp 4 .150 10/15/28 142,088
300,000 Comcast Corp 3 .200 07/15/36 231,319
500,000 Comcast Corp 2 .887 11/01/51 294,670
200,000 (d) CSC Holdings LLC 11 .250 05/15/28 199,217
40,000 (d) DIRECTV Holdings LLC 5 .875 08/15/27 35,367
110,000 Extra Space Storage LP 2 .400 10/15/31 84,213
250,000 Haleon US Capital LLC 3 .375 03/24/27 231,937
250,000 Haleon US Capital LLC 3 .625 03/24/32 214,413
15,000 Lamar Media Corp 3 .625 01/15/31 12,215
33,000 (d) News Corp 3 .875 05/15/29 28,380
100,000 S&P Global, Inc 4 .250 05/01/29 94,402
110,000 (d) Sirius XM Radio, Inc 4 .000 07/15/28 93,892
50,000 (d) Sirius XM Radio, Inc 4 .125 07/01/30 40,031
50,000 Time Warner Cable LLC 5 .875 11/15/40 41,428
100,000 (d) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 82,062
300,000 (a),(d) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .935 01/05/27 306,660
200,000 Warnermedia Holdings, Inc 3 .755 03/15/27 184,644
100,000 Warnermedia Holdings, Inc 4 .054 03/15/29 89,096
325,000 Warnermedia Holdings, Inc 5 .050 03/15/42 251,351
25,000 Warnermedia Holdings, Inc 5 .141 03/15/52 18,576
200,000 Weibo Corp 3 .375 07/08/30 156,010
TOTAL MEDIA & ENTERTAINMENT 3,629,562

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .3%
$ 275,000 AbbVie, Inc 4 .050% 11/21/39 $ 224,984
450,000 Amgen, Inc 5 .250 03/02/33 430,181
350,000 Amgen, Inc 5 .650 03/02/53 327,573
125,000 AstraZeneca Finance LLC 1 .200 05/28/26 112,303
250,000 AstraZeneca plc 1 .375 08/06/30 193,880
30,000 (d) Avantor Funding, Inc 4 .625 07/15/28 27,350
75,000 Danaher Corp 2 .800 12/10/51 45,713
3,641 (a) Grifols Worldwide Operations USA, Inc SOFR 3 M + 2.000% 7 .416 11/15/27 3,585
100,000 Merck & Co, Inc 2 .750 12/10/51 60,395
200,000 (d) Organon Finance  LLC 5 .125 04/30/31 160,271
100,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 94,528
600,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 557,491
175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 140,724
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 133,691
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,512,669
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 21,490
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 21,155
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 42,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
465,000 (d) Broadcom, Inc 4 .926 05/15/37 400,796
115,000 NVIDIA Corp 2 .000 06/15/31 92,015
100,000 NXP BV 3 .875 06/18/26 95,078
100,000 NXP BV 4 .400 06/01/27 94,872
100,000 NXP BV 3 .400 05/01/30 85,513
125,000 NXP BV 3 .125 02/15/42 81,391
250,000 Texas Instruments, Inc 5 .000 03/14/53 226,518
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,076,183
SOFTWARE & SERVICES - 0 .7%
105,000 Adobe, Inc 2 .300 02/01/30 88,353
200,000 (d) CA Magnum Holdings 5 .375 10/31/26 177,022
147,000 Microsoft Corp 2 .525 06/01/50 89,507
90,000 (d) NortonLifeLock, Inc 6 .750 09/30/27 88,233
55,000 (d) Open Text Corp 3 .875 12/01/29 45,211
15,000 (d) Open Text Holdings, Inc 4 .125 02/15/30 12,549
250,000 Oracle Corp 4 .900 02/06/33 230,433
275,000 Oracle Corp 5 .550 02/06/53 240,945
125,000 Roper Technologies, Inc 1 .400 09/15/27 106,948
75,000 Roper Technologies, Inc 2 .000 06/30/30 59,307
200,000 Salesforce, Inc 2 .700 07/15/41 135,438
TOTAL SOFTWARE & SERVICES 1,273,946
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
165,000 Amphenol Corp 2 .800 02/15/30 140,042
175,000 Apple, Inc 2 .450 08/04/26 162,560
575,000 Apple, Inc 2 .050 09/11/26 528,381
60,000 Apple, Inc 2 .650 02/08/51 36,392
80,000 (d) Imola Merger Corp 4 .750 05/15/29 70,112
50,000 (d) Sensata Technologies BV 4 .000 04/15/29 43,055
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 980,542
TELECOMMUNICATION SERVICES - 2 .3%
200,000 America Movil SAB de C.V. 4 .700 07/21/32 184,417
564,000 AT&T, Inc 2 .550 12/01/33 414,251
150,000 AT&T, Inc 4 .500 05/15/35 127,946
150,000 AT&T, Inc 3 .500 06/01/41 104,210
730,000 AT&T, Inc 3 .550 09/15/55 446,875
250,000 (d) Bharti Airtel Ltd 3 .250 06/03/31 206,095

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 200,000 (d) Empresa Nacional de Telecomunicaciones S.A. 3 .050% 09/14/32 $ 152,500
200,000 (d) Millicom International Cellular S.A. 4 .500 04/27/31 142,830
100,000 Telefonica Emisiones S.A. 4 .895 03/06/48 75,744
20,000 T-Mobile USA, Inc 2 .250 02/15/26 18,411
455,000 T-Mobile USA, Inc 2 .625 02/15/29 385,464
225,000 T-Mobile USA, Inc 3 .875 04/15/30 199,344
575,000 T-Mobile USA, Inc 5 .050 07/15/33 533,491
100,000 T-Mobile USA, Inc 3 .000 02/15/41 66,265
125,000 T-Mobile USA, Inc 3 .300 02/15/51 78,213
1,075,000 Verizon Communications, Inc 2 .355 03/15/32 820,180
200,000 (d) Vmed O2 UK Financing I plc 4 .750 07/15/31 161,575
110,000 Vodafone Group plc 4 .375 02/19/43 84,762
150,000 Vodafone Group plc 4 .250 09/17/50 108,751
TOTAL TELECOMMUNICATION SERVICES 4,311,324
TRANSPORTATION - 0 .6%
200,000 (d) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 155,526
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 41,156
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 222,113
100,000 CSX Corp 3 .800 03/01/28 93,906
75,000 CSX Corp 4 .250 03/15/29 71,038
225,000 (d) Misc Capital Two Labuan Ltd 3 .625 04/06/25 216,477
50,000 Union Pacific Corp 2 .891 04/06/36 37,863
100,000 Union Pacific Corp 3 .839 03/20/60 70,085
160,000 (d) XPO, Inc 6 .250 06/01/28 154,808
TOTAL TRANSPORTATION 1,062,972
UTILITIES - 3 .6%
100,000 AEP Transmission Co LLC 3 .100 12/01/26 93,096
75,000 AEP Transmission Co LLC 4 .000 12/01/46 57,151
100,000 AEP Transmission Co LLC 2 .750 08/15/51 56,995
150,000 AEP Transmission Co LLC 5 .400 03/15/53 139,387
650,000 Ameren Illinois Co 5 .900 12/01/52 649,049
100,000 American Water Capital Corp 3 .000 12/01/26 92,498
250,000 American Water Capital Corp 2 .800 05/01/30 211,448
60,000 American Water Capital Corp 4 .000 12/01/46 44,828
50,000 American Water Capital Corp 3 .750 09/01/47 36,543
100,000 American Water Capital Corp 3 .450 05/01/50 68,061
100,000 Atmos Energy Corp 1 .500 01/15/31 75,951
125,000 Baltimore Gas and Electric Co 3 .750 08/15/47 89,014
200,000 (d) Becle SAB de C.V. 2 .500 10/14/31 152,800
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 45,250
200,000 Black Hills Corp 4 .250 11/30/23 199,350
100,000 Black Hills Corp 3 .150 01/15/27 91,683
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 82,764
100,000 Commonwealth Edison Co 2 .750 09/01/51 56,713
58,000 Consumers Energy Co 2 .650 08/15/52 33,496
60,000 Dominion Energy, Inc 2 .250 08/15/31 46,406
190,000 Dominion Energy, Inc 3 .300 04/15/41 129,722
125,000 DTE Electric Co 5 .400 04/01/53 116,836
405,000 Duke Energy Corp 3 .300 06/15/41 277,469
50,000 Duke Energy Progress LLC 2 .500 08/15/50 27,302
100,000 Edison International 5 .375 N/A(e) 88,222
200,000 (d) ENN Energy Holdings Ltd 2 .625 09/17/30 160,434
195,000 Eversource Energy 1 .650 08/15/30 149,375
250,000 Florida Power & Light Co 4 .800 05/15/33 236,311
100,000 Florida Power & Light Co 3 .990 03/01/49 75,131
75,000 Indiana Michigan Power Co 3 .750 07/01/47 52,499
200,000 (d) Israel Electric Corp Ltd 3 .750 02/22/32 164,208
125,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 119,646
150,000 MidAmerican Energy Co 3 .650 04/15/29 137,047

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 95,000 MidAmerican Energy Co 3 .650% 08/01/48 $ 67,699
250,000 (d) NBK SPC Ltd 1 .625 09/15/27 221,635
130,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 104,074
310,000 NiSource, Inc 1 .700 02/15/31 231,832
85,000 (d) NRG Energy, Inc 2 .450 12/02/27 72,052
50,000 NRG Energy, Inc 5 .750 01/15/28 46,880
100,000 NSTAR Electric Co 3 .950 04/01/30 91,304
100,000 Ohio Power Co 4 .150 04/01/48 74,989
100,000 Ohio Power Co 4 .000 06/01/49 72,882
50,000 ONE Gas, Inc 3 .610 02/01/24 49,631
12,000 (d) Pattern Energy Operations LP 4 .500 08/15/28 10,422
100,000 PECO Energy Co 3 .000 09/15/49 62,218
200,000 PECO Energy Co 2 .800 06/15/50 118,131
200,000 (d) Perusahaan Listrik Negara PT 3 .875 07/17/29 178,184
125,000 Public Service Co of Colorado 1 .875 06/15/31 95,881
125,000 Public Service Co of Colorado 3 .200 03/01/50 78,396
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 95,899
500,000 Public Service Electric and Gas Co 5 .450 08/01/53 476,386
28,000 (d) Superior Plus LP 4 .500 03/15/29 24,332
190,000 (d) Talen Energy Supply LLC 8 .625 06/01/30 194,769
75,000 Virginia Electric and Power Co 2 .950 11/15/26 69,488
250,000 Wisconsin Power and Light Co 4 .950 04/01/33 234,771
TOTAL UTILITIES 6,728,540
TOTAL CORPORATE BONDS 73,792,330
(Cost $84,358,704)
GOVERNMENT BONDS - 35 .3%
FOREIGN GOVERNMENT BONDS - 2 .8%
200,000 (d) Angolan Government International Bond 8 .750 04/14/32 160,472
EUR 100,000 (d) Banque Ouest Africaine de Developpement 2 .750 01/22/33 74,384
50,000 (d) Bermuda Government International Bond 4 .750 02/15/29 47,381
200,000 (d) BNG Bank NV 2 .625 02/27/24 197,520
225,000 Brazilian Government International Bond 6 .000 10/20/33 212,262
400,000 Colombia Government International Bond 3 .250 04/22/32 287,057
200,000 (d) Costa Rica Government International Bond 5 .625 04/30/43 165,444
200,000 (d) Dominican Republic Government International Bond 4 .875 09/23/32 162,217
13,286 (d) Ecuador Government International Bond 0 .000 07/31/30 3,932
79,525 (d) Ecuador Government International Bond 5 .000 07/31/30 40,431
56,442 (d) Ecuador Government International Bond 1 .000 07/31/35 20,877
200,000 (d) Egypt Government International Bond 7 .053 01/15/32 114,633
100,000 European Investment Bank 4 .875 02/15/36 100,297
200,000 (d) Export-Import Bank of India 2 .250 01/13/31 155,140
200,000 (d) Guatemala Government Bond 3 .700 10/07/33 153,227
285,000 (d) Hong Kong Government International Bond 4 .625 01/11/33 281,795
200,000 (d) Hungary Government International Bond 6 .125 05/22/28 199,262
140,625 (d) Iraq Government International Bond 5 .800 01/15/28 129,827
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 186,062
100,000 (d) Japan Finance Organization for Municipalities 3 .000 03/12/24 98,767
300,000 (d) Jordan Government International Bond 4 .950 07/07/25 289,830
200,000 (d) Korea Electric Power Corp 1 .125 06/15/25 185,319
200,000 (d) Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 178,832
200,000 Mexico Government International Bond 5 .400 02/09/28 196,889
25,000 Mexico Government International Bond 3 .250 04/16/30 21,266
32,000 Mexico Government International Bond 6 .050 01/11/40 29,531
275,000 Mexico Government International Bond 4 .280 08/14/41 202,736
160,000 Panama Notas del Tesoro 3 .750 04/17/26 145,474
130,000 Peruvian Government International Bond 3 .000 01/15/34 100,108
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 126,532
300,000 (d) Republic of Uzbekistan International Bond 4 .750 02/20/24 296,226
275,000 (d) Rwanda International Government Bond 5 .500 08/09/31 212,418

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 (d) Saudi Government International Bond 3 .750% 01/21/55 $ 331,565
200,000 (d) Serbia International Bond 2 .125 12/01/30 146,619
TOTAL FOREIGN GOVERNMENT BONDS 5,254,332
MORTGAGE BACKED - 19 .4%
1,575,252 (a),(d) Citigroup Mortgage Loan Trust 0 .156 02/25/52 11,974
55,000 (a),(d) Fannie CAS 30 D AVG SOFR + 3.350% 8 .665 01/25/43 57,105
49,203 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0 .492 03/15/44 3,549
160,797 FHLMC 3 .500 01/15/47 132,654
156,222 FHLMC 4 .000 01/15/48 140,963
80,965 FHLMC 4 .000 03/15/48 71,554
87,213 (a) FHLMC 30 D AVG SOFR + 9.737% 1 .236 06/15/48 74,341
115,092 (a) FHLMC 30 D AVG SOFR + 9.657% 1 .156 10/15/48 95,180
831,130 FHLMC 3 .000 11/01/49 698,302
58,238 FHLMC 3 .000 09/25/50 36,298
125,727 FHLMC 3 .000 10/25/50 79,158
462,346 FHLMC 2 .500 02/25/51 79,520
159,332 FHLMC 2 .500 05/25/51 88,007
219,267 FHLMC 3 .000 11/01/51 184,485
193,000 FHLMC 3 .000 11/01/51 161,782
55,062 FHLMC 3 .000 11/01/51 46,327
33,838 FHLMC 3 .000 11/01/51 28,669
655,842 FHLMC 2 .500 02/01/52 525,952
323,668 FHLMC 2 .500 03/01/52 259,523
554,191 FHLMC 4 .000 04/01/52 493,945
404,374 FHLMC 4 .500 06/01/52 371,451
386,397 FHLMC 4 .500 07/01/52 354,964
62,861 FHLMC 4 .000 08/25/52 46,860
132,450 FHLMC 6 .000 11/01/52 130,907
116,895 FHLMC 3 .500 12/01/52 100,585
72,277 FHLMC 5 .500 02/25/53 66,135
486,445 FHLMC 5 .500 08/01/53 470,278
14,290 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 14,017
4,557 FGLMC 5 .000 07/01/39 4,465
132,789 FGLMC 3 .500 04/01/45 117,200
365,185 FGLMC 3 .500 08/01/45 322,796
9,400 FGLMC 4 .500 06/01/47 8,840
229,862 FGLMC 4 .000 09/01/47 209,162
83,648 FGLMC 3 .500 12/01/47 73,803
75,149 FGLMC 4 .500 08/01/48 70,496
81,851 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 75,445
108,897 FNMA 3 .000 10/01/32 100,686
62,519 FNMA 5 .000 05/01/35 61,258
6,053 FNMA 7 .500 07/01/35 6,033
71,193 FNMA 5 .000 02/01/36 69,725
72,023 FNMA 3 .000 10/01/39 62,537
56,236 FNMA 3 .000 05/01/40 48,460
108,253 FNMA 5 .000 09/01/40 105,839
54,873 FNMA 4 .000 09/01/42 50,009
68,940 (a) FNMA 30 D AVG SOFR + 5.836% 0 .521 09/25/43 5,537
36,780 FNMA 4 .500 03/01/44 34,744
325,210 FNMA 4 .000 05/01/44 295,962
136,064 FNMA 4 .500 10/01/44 127,562
256,773 FNMA 4 .500 11/01/44 240,725
58,952 FNMA 5 .000 11/01/44 57,687
21,192 FNMA 4 .000 01/01/45 19,306
290,004 FNMA 3 .500 01/01/46 254,894
16,605 FNMA 4 .000 04/01/46 15,089
115,621 FNMA 3 .500 07/01/46 101,793
291,578 FNMA 3 .500 07/01/46 258,404
51,086 FNMA 3 .000 10/01/46 42,472

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,141 FNMA 3 .000% 11/01/47 $ 5,107
138,029 FNMA 3 .500 11/01/47 122,036
173,877 FNMA 3 .500 01/01/48 153,031
78,241 FNMA 4 .500 01/01/48 73,275
73,008 FNMA 4 .500 02/01/48 68,375
103,616 FNMA 3 .500 02/25/48 83,673
42,504 FNMA 4 .500 05/01/48 39,781
56,971 FNMA 4 .500 05/01/48 53,333
81,438 FNMA 5 .000 08/01/48 78,163
232,817 FNMA 3 .000 07/01/50 195,471
160,058 FNMA 2 .000 08/25/50 21,937
171,136 FNMA 2 .000 10/25/50 104,596
478,427 FNMA 2 .500 11/25/50 67,439
86,919 FNMA 3 .000 02/25/51 13,179
1,174,509 FNMA 2 .000 04/01/51 895,222
152,307 FNMA 3 .000 09/01/51 127,669
205,880 FNMA 2 .500 11/25/51 27,373
443,510 FNMA 2 .000 12/01/51 339,998
150,364 FNMA 2 .000 01/01/52 116,470
81,418 FNMA 2 .000 02/01/52 62,597
456,862 FNMA 2 .500 02/01/52 365,366
328,929 FNMA 2 .500 02/01/52 263,327
88,895 FNMA 2 .500 02/01/52 71,033
275,998 FNMA 3 .500 02/01/52 240,343
324,324 FNMA 2 .000 03/01/52 248,196
576,920 FNMA 3 .000 04/01/52 481,004
26,987 FNMA 3 .500 04/01/52 23,244
428,145 FNMA 3 .500 05/01/52 368,624
948,457 FNMA 3 .500 05/01/52 816,751
532,006 FNMA 4 .000 05/01/52 474,093
163,645 FNMA 3 .500 06/01/52 141,253
858,307 FNMA 4 .000 06/01/52 764,888
196,794 FNMA 4 .500 06/01/52 180,794
1,978,734 FNMA 4 .000 07/01/52 1,762,533
1,605,868 FNMA 4 .000 07/01/52 1,431,078
180,080 FNMA 4 .500 07/01/52 165,445
112,879 FNMA 4 .500 07/01/52 103,687
763,926 FNMA 4 .500 07/01/52 701,707
169,547 FNMA 4 .500 07/25/52 145,600
1,620,903 FNMA 5 .000 08/01/52 1,530,774
105,380 FNMA 4 .500 08/25/52 82,270
926,430 FNMA 4 .000 09/01/52 825,220
2,908,163 FNMA 4 .500 09/01/52 2,671,273
107,759 FNMA 5 .000 09/01/52 101,759
77,272 FNMA 4 .000 09/25/52 58,710
93,979 FNMA 4 .000 09/25/52 76,364
3,359,761 FNMA 4 .000 10/01/52 2,993,068
254,900 FNMA 5 .000 10/01/52 240,667
78,445 FNMA 4 .500 10/25/52 68,677
83,675 FNMA 4 .500 10/25/52 74,291
252,485 FNMA 4 .500 11/01/52 231,919
120,933 FNMA 5 .500 11/25/52 111,004
9,587 FNMA 5 .000 01/01/53 9,051
406,288 FNMA 5 .500 02/01/53 392,862
673,950 FNMA 5 .500 06/01/53 651,551
3,574 Government National Mortgage Association (GNMA) 5 .000 03/15/34 3,435
18,043 GNMA 5 .000 06/15/34 17,369
1,790 GNMA 5 .000 04/15/38 1,741
141,734 GNMA 5 .000 01/20/40 30,319
3,328 GNMA 4 .500 04/15/40 3,157
60,972 GNMA 2 .500 12/20/43 52,459

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 64,503 GNMA 3 .000% 03/20/45 $ 54,869
82,858 GNMA 4 .000 06/20/46 10,918
135,095 (a) GNMA SOFR 1 M + 5.986% 0 .661 03/20/50 12,962
236,448 GNMA 3 .000 11/20/51 153,738
324,924 GNMA 3 .000 12/20/51 212,396
251,270 GNMA 3 .000 01/20/52 170,111
36,472 GNMA 2 .500 02/20/52 28,728
300,750 GNMA 3 .000 02/20/52 187,165
188,592 GNMA 4 .000 04/20/52 147,614
1,015,369 GNMA 3 .000 05/20/52 860,832
936,724 GNMA 3 .500 07/20/52 820,661
104,769 GNMA 4 .000 07/20/52 77,190
559,933 GNMA 4 .000 08/20/52 504,551
378,679 GNMA 4 .500 08/20/52 350,261
145,885 GNMA 4 .500 09/20/52 122,451
151,661 GNMA 4 .500 09/20/52 131,094
216,104 GNMA 5 .000 11/20/52 205,141
102,655 GNMA 4 .500 02/20/53 85,519
82,602 GNMA 5 .500 02/20/53 74,178
184,575 (a) GNMA 30 D AVG SOFR + 23.205% 2 .479 08/20/53 173,864
99,730 (a) GNMA 30 D AVG SOFR + 25.350% 4 .624 08/20/53 100,668
256,758 (a) HUD Office of the Secretary (GNMA) 30 D AVG SOFR + 6.950% 1 .636 05/20/53 15,376
468,152 (a),(d) JP Morgan Mortgage Trust 0 .128 06/25/51 2,461
820,453 (a),(d) JP Morgan Mortgage Trust 0 .112 11/25/51 4,310
814,015 (a),(d) JP Morgan Mortgage Trust 0 .121 12/25/51 4,453
1,218,040 (d) JP Morgan Mortgage Trust 0 .224 07/25/52 11,884
107,902 (a),(d) OBX 3 .000 01/25/52 83,249
91,479 (a),(d) RCKT Mortgage Trust 4 .000 06/25/52 76,352
250,000 (a),(d) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 2.400% 7 .715 02/25/42 251,744
25,000 (a),(d) STACR 30 D AVG SOFR + 4.750% 10 .065 02/25/42 25,378
365,000 (a),(d) STACR 30 D AVG SOFR + 2.900% 8 .215 04/25/42 373,625
95,000 (a),(d) STACR 30 D AVG SOFR + 5.650% 8 .647 04/25/42 100,849
435,000 (a),(d) STACR 30 D AVG SOFR + 3.350% 8 .665 05/25/42 451,829
620,000 (a),(d) STACR 30 D AVG SOFR + 4.500% 9 .815 06/25/42 666,848
280,000 (a),(d) STACR 30 D AVG SOFR + 4.000% 9 .315 07/25/42 291,660
290,000 (a),(d) STACR 30 D AVG SOFR + 3.700% 9 .015 09/25/42 304,486
1,573 (a),(d) STACR 3 .784 02/25/48 1,459
2,721 (a),(d) STACR 3 .837 05/25/48 2,589
TOTAL MORTGAGE BACKED 36,444,508
MUNICIPAL BONDS - 0 .4%
200,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 191,419
200,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 172,448
170,000 New York State Dormitory Authority 4 .294 07/01/44 141,793
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 253,366
TOTAL MUNICIPAL BONDS 759,026
U.S. TREASURY SECURITIES - 12 .7%
1,100,000 United States Treasury Bond 3 .125 11/15/41 864,918
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,135,878
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,159,898
765,000 United States Treasury Bond 3 .000 05/15/47 561,229
176,000 United States Treasury Bond 3 .375 11/15/48 138,043
1,211,980 (f) United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 1,190,676
39,000 United States Treasury Note 4 .375 08/31/28 38,613
150,000 United States Treasury Note 1 .375 10/31/28 127,975
994,000 United States Treasury Note 3 .500 04/30/30 930,283
1,261,000 United States Treasury Note 3 .875 08/15/33 1,191,448
300,000 United States Treasury Note 2 .250 05/15/41 205,828
500,000 United States Treasury Note 2 .000 11/15/41 324,473

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 5,111,800 United States Treasury Note 2 .375% 02/15/42 $ 3,533,332
200,000 United States Treasury Note 4 .000 11/15/42 177,516
5,005,000 United States Treasury Note 3 .875 02/15/43 4,355,914
1,897,000 (c) United States Treasury Note 4 .375 08/15/43 1,769,842
7,597,000 United States Treasury Note 3 .625 05/15/53 6,290,078
TOTAL U.S. TREASURY SECURITIES 23,995,944
TOTAL GOVERNMENT BONDS 66,453,810
(Cost $75,425,429)
STRUCTURED ASSETS - 18 .8%
ASSET BACKED - 6 .6%
250,000 (a),(d) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7 .220 01/17/35 246,732
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 239,020
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 233,078
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 229,152
Series - 2021 1 (Class D)
100,000 (d) AMSR Trust 3 .148 01/19/39 90,593
Series - 2019 SFR1 (Class C)
100,000 (d) AMSR Trust 3 .247 01/19/39 90,280
Series - 2019 SFR1 (Class D)
107,330 (d) Apollo aviation securitization 2 .798 01/15/47 91,744
Series - 2021 2A (Class A)
131,255 (d) BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 123,301
Series - 2019 A (Class A)
93,289 (d) Capital Automotive REIT 1 .440 08/15/51 80,698
Series - 2021 1A (Class A1)
99,646 (d) Capital Automotive REIT 1 .920 08/15/51 85,487
Series - 2021 1A (Class A3)
1,250,000 Carmax Auto Owner Trust 1 .280 07/15/27 1,152,765
Series - 2021 1 (Class D)
97,625 (d) Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 79,978
Series - 2020 1A (Class A1)
98,625 (d) Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 80,062
Series - 2020 1A (Class A3)
100,000 (d) Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 82,467
Series - 2020 1A (Class B1)
37,360 Carvana Auto Receivables Trust 1 .720 09/11/28 35,354
Series - 2021 N4 (Class C)
345,000 (d) Carvana Auto Receivables Trust 4 .130 12/11/28 330,044
Series - 2022 N1 (Class D)
250,000 (a),(d) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1 .000 07/17/34 246,086
Series - 2020 1A (Class B1R)
144,702 (a),(d) CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 362
Series - 2007 1A (Class A2)
2,518 Centex Home Equity 5 .540 01/25/32 2,418
Series - 2002 A (Class AF6)
449,726 (d) CF Hippolyta LLC 1 .690 07/15/60 408,510
Series - 2020 1 (Class A1)
219,109 (d) CF Hippolyta LLC 1 .990 07/15/60 183,610
Series - 2020 1 (Class A2)
89,945 (d) CF Hippolyta LLC 2 .280 07/15/60 78,974
Series - 2020 1 (Class B1)
235,612 (d) CF Hippolyta LLC 1 .530 03/15/61 206,855
Series - 2021 1A (Class A1)
235,612 (d) CF Hippolyta LLC 1 .980 03/15/61 201,681
Series - 2021 1A (Class B1)

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 230,000 (d) Cologix Data Centers US Issuer LLC 3 .300% 12/26/51 $ 202,486
Series - 2021 1A (Class A2)
120,000 (d) DB Master Finance LLC 4 .352 05/20/49 108,410
Series - 2019 1A (Class A23)
196,500 (d) DB Master Finance LLC 2 .045 11/20/51 172,011
Series - 2021 1A (Class A2I)
98,250 (d) DB Master Finance LLC 2 .493 11/20/51 81,967
Series - 2021 1A (Class A2II)
35,621 (d) Diamond Resorts Owner Trust 2 .890 02/20/32 35,599
Series - 2019 1A (Class A)
30,074 (d) Diamond Resorts Owner Trust 2 .050 11/21/33 27,689
Series - 2021 1A (Class B)
326,375 (d) Domino's Pizza Master Issuer LLC 4 .474 10/25/45 313,108
Series - 2015 1A (Class A2II)
214,313 (d) Domino's Pizza Master Issuer LLC 4 .116 07/25/48 203,329
Series - 2018 1A (Class A2I)
146,625 (d) Domino's Pizza Master Issuer LLC 2 .662 04/25/51 123,610
Series - 2021 1A (Class A2I)
23,280 (a),(d) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6 .534 05/25/37 22,918
Series - 2007 2 (Class A2C)
122,851 (d) FNA VI LLC 1 .350 01/10/32 112,005
Series - 2021 1A (Class A)
250,000 (a),(d) Gracie Point International Funding 30 D AVG SOFR + 3.350% 8 .666 07/01/24 251,829
Series - 2022 2A (Class B)
446,000 (a),(d) GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 2.750% 8 .062 04/01/24 447,986
Series - 2022 1A (Class B)
61,473 (d) HERO Funding Trust 3 .190 09/20/48 51,447
Series - 2017 3A (Class A1)
61,473 (d) HERO Funding Trust 3 .950 09/20/48 52,980
Series - 2017 3A (Class A2)
150,000 (d) Hertz Vehicle Financing LLC 1 .560 12/26/25 142,124
Series - 2021 1A (Class B)
64,630 (d) Hilton Grand Vacations Trust 2 .960 12/26/28 64,321
Series - 2017 AA (Class B)
63,580 (d) Hilton Grand Vacations Trust 2 .340 07/25/33 59,582
Series - 2019 AA (Class A)
3,784 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3 .986 06/25/33 3,656
Series - 2003 1 (Class M1)
370,958 (d) Horizon Aircraft Finance II Ltd 3 .721 07/15/39 319,032
Series - 2019 1 (Class A)
220,821 (d) Horizon Aircraft Finance III Ltd 3 .425 11/15/39 173,631
Series - 2019 2 (Class A)
100,000 (d) Hpefs Equipment Trust 4 .430 09/20/29 96,737
Series - 2022 2A (Class C)
99,995 (a),(d) Invitation Homes Trust SOFR 1 M + 1.364% 6 .697 01/17/38 99,621
Series - 2018 SFR4 (Class B)
250,000 (a),(d) La Vie Re Ltd SOFR 3 Month + 3.112% 8 .420 10/06/23 242,500
Series - 2020 A (Class A)
250,000 (a),(d) Madison Park Funding LIX Ltd SOFR 3 Month + 2.362% 7 .672 01/18/34 248,045
Series - 2021 59A (Class C)
250,000 (a),(d) Massachusetts St SOFR 3 M + 1.912% 7 .220 01/15/35 247,005
Series - 2021 3A (Class B)
82,115 (d) MVW LLC 1 .830 05/20/39 73,742
Series - 2021 2A (Class B)
93,199 (d) MVW Owner Trust 2 .420 12/20/34 90,984
Series - 2017 1A (Class A)
66,222 (d) MVW Owner Trust 3 .450 01/21/36 64,619
Series - 2018 1A (Class A)
57,877 (d) MVW Owner Trust 3 .000 11/20/36 54,849
Series - 2019 1A (Class B)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 29,619 (d) Navient Private Education Refi Loan Trust 1 .310% 01/15/69 $ 26,810
Series - 2020 HA (Class A)
123,520 (d) Navient Student Loan Trust 3 .390 12/15/59 116,777
Series - 2019 BA (Class A2A)
250,000 (a),(d) Navistar Financial Dealer Note Master Owner Trust II 30 D AVG SOFR + 1.800% 7 .114 05/25/27 250,654
Series - 2022 1 (Class B)
250,000 (a),(d) Neuberger Berman Loan Advisers Clo 40 Ltd SOFR 3 Month + 1.322% 6 .630 04/16/33 249,358
Series - 2021 40A (Class A)
250,000 (a),(d) Neuberger Berman Loan Advisers Clo 40 Ltd SOFR 3 Month + 1.662% 6 .970 04/16/33 246,790
Series - 2021 40A (Class B)
234,029 (d) Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 203,198
Series - 2021 1A (Class A1)
96,860 (d) Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 83,462
Series - 2021 2A (Class A1)
250,000 (a),(d) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7 .222 01/18/36 247,700
Series - 2021 10A (Class B)
150,000 (d) OneMain Financial Issuance Trust 1 .750 09/14/35 134,583
Series - 2020 2A (Class A)
161,919 (d) Oportun Funding XIV LLC 1 .210 03/08/28 155,627
Series - 2021 A (Class A)
100,000 (a),(d) PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 8 .084 08/25/25 100,094
Series - 2018 GT2 (Class A)
193,034 (d) Settlement Fee Finance LLC 3 .840 11/01/49 189,152
Series - 2019 1A (Class A)
28,591 (d) Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 28,051
Series - 2019 1A (Class A)
26,459 (d) Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 24,703
Series - 2021 1A (Class A)
26,459 (d) Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 24,674
Series - 2021 1A (Class B)
26,459 (d) Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 24,567
Series - 2021 1A (Class C)
74,613 (d) SoFi Professional Loan Program LLC 2 .840 01/25/41 71,794
Series - 2017 F (Class A2FX)
175,000 (d) Stack Infrastructure Issuer LLC 1 .893 08/25/45 158,854
Series - 2020 1A (Class A2)
250,000 (d) Stack Infrastructure Issuer LLC 1 .877 03/26/46 220,028
Series - 2021 1A (Class A2)
4,455 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6 .334 09/25/34 4,284
Series - 2004 8 (Class M1)
93,750 (d) Taco Bell Funding LLC 4 .970 05/25/46 90,354
Series - 2016 1A (Class A23)
127,725 (d) Taco Bell Funding LLC 1 .946 08/25/51 110,440
Series - 2021 1A (Class A2I)
98,250 (d) Taco Bell Funding LLC 2 .294 08/25/51 80,254
Series - 2021 1A (Class A2II)
250,000 (a),(d) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7 .288 10/20/34 246,041
Series - 2017 8A (Class A2R)
250,000 (a),(d) Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 9 .401 12/07/23 249,125
Series - 2020 A (Class AA)
283,475 (d) Wendy's Funding LLC 2 .370 06/15/51 232,749
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 12,357,196
OTHER MORTGAGE BACKED - 12 .2%
109,427 (a),(d) Agate Bay Mortgage Trust 3 .500 09/25/45 94,717
Series - 2015 6 (Class A9)
100,000 (a),(d) Angel Oak Mortgage Trust 2 .837 11/25/66 62,579
Series - 2021 8 (Class A3)
500,000 (d) BANK 2 .500 10/17/52 249,535
Series - 2019 BN21 (Class D)

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 88,739 (a),(d) Bayview MSR Opportunity Master Fund Trust 3 .000% 10/25/51 $ 68,465
Series - 2021 6 (Class A19)
200,000 (d) BBCMS Trust 4 .197 08/10/35 174,108
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 345,569
Series - 2019 B9 (Class AS)
800,000 Benchmark Mortgage Trust 2 .224 08/15/54 613,343
Series - 2021 B28 (Class A5)
500,000 (a) Benchmark Mortgage Trust 2 .244 08/15/54 338,776
Series - 2021 B28 (Class B)
250,000 (a),(d) CF Mortgage Trust 3 .603 04/15/52 222,163
Series - 2020 P1 (Class A2)
296,313 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 284,074
Series - 2016 C7 (Class ASB)
5,641 (a) CHL Mortgage Pass-Through Trust 3 .856 02/20/35 5,599
Series - 2004 HYB9 (Class 1A1)
250,000 (a),(d) Citigroup Commercial Mortgage Trust 3 .635 05/10/35 228,150
Series - 2013 375P (Class B)
100,000 (a),(d) Citigroup Commercial Mortgage Trust 4 .626 07/10/47 85,927
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 210,752
Series - 2019 GC41 (Class B)
24,723 COMM Mortgage Trust 2 .853 10/15/45 22,616
Series - 2012 CR4 (Class A3)
952,289 (a),(d) COMM Mortgage Trust 3 .741 06/10/46 885,034
Series - 2013 CR8 (Class B)
500,000 COMM Mortgage Trust 4 .377 05/10/47 455,288
Series - 2014 CR17 (Class B)
500,000 (a),(d) COMM Mortgage Trust 4 .767 06/10/47 332,566
Series - 2014 UBS3 (Class D)
650,000 COMM Mortgage Trust 4 .080 08/10/47 625,331
Series - 2014 CR19 (Class AM)
300,000 (a) COMM Mortgage Trust 3 .603 03/10/48 283,513
Series - 2015 CR22 (Class AM)
200,000 (a),(d) COMM Mortgage Trust 4 .203 03/10/48 157,687
Series - 2015 CR22 (Class D)
550,000 (a) COMM Mortgage Trust 4 .183 05/10/48 512,779
Series - 2015 CR23 (Class B)
200,000 (a) COMM Mortgage Trust 4 .443 05/10/48 175,143
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 477,919
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 235,202
Series - 2015 CR27 (Class AM)
600,000 (a) COMM Mortgage Trust 4 .158 10/10/48 564,897
Series - 2015 LC23 (Class AM)
100,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .815 01/25/42 102,541
Series - 2022 R02 (Class 2B1)
310,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .415 03/25/42 315,107
Series - 2022 R04 (Class 1M2)
380,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .815 03/25/42 391,258
Series - 2022 R03 (Class 1M2)
105,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .315 04/25/42 106,651
Series - 2022 R05 (Class 2M2)
580,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9 .165 05/25/42 602,681
Series - 2022 R06 (Class 1M2)
530,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .965 06/25/42 565,332
Series - 2022 R07 (Class 1M2)
183,000 (a),(d) Connecticut Avenue Securities Trust SOFR + 3.600% 8 .915 07/25/42 188,689
Series - 2022 R08 (Class 1M2)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 465,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10 .065% 09/25/42 $ 502,283
Series - 2022 R09 (Class 2M2)
360,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9 .065 12/25/42 378,472
Series - 2023 R01 (Class 1M2)
65,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .415 06/25/43 66,757
Series - 2023 R05 (Class 1M2)
125,000 (a),(d) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9 .188 07/25/43 126,560
Series - 2023 R06 (Class 1B1)
103,661 (a),(d) Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 82,485
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 148,973
Series - 2020 C9 (Class AM)
84,798 (a),(d) Flagstar Mortgage Trust 4 .002 10/25/47 72,845
Series - 2017 2 (Class B3)
2,653 (a),(d) Flagstar Mortgage Trust 4 .000 09/25/48 2,423
Series - 2018 5 (Class A11)
171,756 (a),(d) Flagstar Mortgage Trust 2 .500 06/01/51 126,399
Series - 2021 4 (Class A21)
70,000 (a),(d) Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9 .665 04/25/42 73,301
Series - 2022 DNA3 (Class M2)
3,408 (a),(d) GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 3,106
Series - 2019 PJ2 (Class A4)
31,016 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 25,185
Series - 2020 PJ4 (Class A4)
686,781 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .268 03/27/51 6,762
Series - 2020 PJ5 (Class AX1)
104,321 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 83,895
Series - 2020 PJ5 (Class A4)
64,113 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 47,182
Series - 2020 PJ6 (Class A4)
1,704,915 (a),(d) GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 11,384
Series - 2021 PJ3 (Class AX1)
164,972 (a),(d) GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 121,407
Series - 2021 PJ5 (Class A4)
176,751 (a),(d) GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 135,928
Series - 2022 PJ2 (Class A36)
77,305 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 07/25/51 56,890
Series - 2021 PJ2 (Class A4)
238,848 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 177,248
Series - 2021 PJ6 (Class A4)
317,144 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 233,393
Series - 2021 PJ7 (Class A4)
153,873 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 01/25/52 113,238
Series - 2021 PJ8 (Class A4)
94,673 (a),(d) GS Mortgage-Backed Securities Trust 2 .722 01/25/52 67,186
Series - 2021 PJ7 (Class B2)
173,414 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 127,619
Series - 2021 PJ10 (Class A4)
130,717 (a),(d) GS Mortgage-Backed Securities Trust 2 .500 05/01/52 109,792
Series - 2022 PJ1 (Class A8)
95,178 (a),(d) GS Mortgage-Backed Securities Trust 2 .834 05/28/52 70,160
Series - 2022 PJ1 (Class B2)
109,329 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 07/25/52 84,350
Series - 2022 INV1 (Class A4)
199,443 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 153,875
Series - 2022 GR2 (Class A4)
172,500 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 09/25/52 133,088
Series - 2022 HP1 (Class A4)
130,412 (a),(d) GS Mortgage-Backed Securities Trust 3 .000 10/25/52 100,292
Series - 2022 PJ5 (Class A36)

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 114,038 (a),(d) GS Mortgage-Backed Securities Trust 3 .000% 01/25/53 $ 87,983
Series - 2022 PJ6 (Class A24)
145,000 (a),(d) GS Mortgage-Backed Securities Trust 3 .500 02/25/53 116,662
Series - 2023 PJ1 (Class A24)
26,246 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6 .062 08/19/45 23,629
Series - 2005 11 (Class 2A1A)
400,000 (d) Hudson Yards Mortgage Trust 2 .835 08/10/38 361,458
Series - 2016 10HY (Class A)
33,256 (a),(d) Imperial Fund Mortgage Trust 2 .051 10/25/55 29,454
Series - 2020 NQM1 (Class A3)
44,108 (a),(d) J.P. Morgan Mortgage Trust 4 .000 12/25/52 36,814
Series - 2022 7 (Class 2A6A)
40,338 (a),(d) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .565 12/25/44 38,461
Series - 2015 1 (Class B1)
20,727 (a),(d) JP Morgan Mortgage Trust 3 .500 05/25/47 17,642
Series - 2017 2 (Class A13)
21,976 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/48 18,459
Series - 2018 3 (Class A13)
57,508 (a),(d) JP Morgan Mortgage Trust 3 .500 10/25/48 47,673
Series - 2018 5 (Class A13)
44,217 (a),(d) JP Morgan Mortgage Trust 3 .542 10/26/48 42,665
Series - 2017 5 (Class A2)
2,356 (a),(d) JP Morgan Mortgage Trust 4 .000 01/25/49 2,104
Series - 2018 8 (Class A13)
2,100 (a),(d) JP Morgan Mortgage Trust 4 .000 02/25/49 1,872
Series - 2018 9 (Class A13)
2,127 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 1,919
Series - 2019 1 (Class A3)
7,586 (a),(d) JP Morgan Mortgage Trust 4 .000 05/25/49 6,812
Series - 2019 1 (Class A15)
15,712 (a),(d) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6 .379 10/25/49 15,194
Series - 2019 INV1 (Class A11)
96,802 (a),(d) JP Morgan Mortgage Trust 3 .828 06/25/50 79,404
Series - 2020 1 (Class B2)
574,581 (a),(d) JP Morgan Mortgage Trust 0 .141 07/25/51 3,765
Series - 2021 3 (Class AX1)
399,360 (a),(d) JP Morgan Mortgage Trust 0 .132 08/25/51 2,451
Series - 2021 4 (Class AX1)
636,950 (a),(d) JP Morgan Mortgage Trust 0 .137 10/25/51 4,035
Series - 2021 6 (Class AX1)
107,485 (a),(d) JP Morgan Mortgage Trust 2 .500 10/25/51 79,101
Series - 2021 6 (Class A15)
69,739 (a),(d) JP Morgan Mortgage Trust 2 .500 11/25/51 51,322
Series - 2021 7 (Class A15)
208,475 (a),(d) JP Morgan Mortgage Trust 0 .400 12/25/51 4,400
Series - 2021 INV2 (Class AX4)
95,240 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 70,089
Series - 2021 8 (Class A15)
84,601 (a),(d) JP Morgan Mortgage Trust 2 .500 12/25/51 62,260
Series - 2021 10 (Class A15)
144,786 (a),(d) JP Morgan Mortgage Trust 2 .500 01/25/52 106,552
Series - 2021 11 (Class A15)
80,580 (a),(d) JP Morgan Mortgage Trust 2 .500 02/25/52 59,301
Series - 2021 12 (Class A15)
202,709 (a),(d) JP Morgan Mortgage Trust 0 .500 04/25/52 7,802
Series - 2021 INV6 (Class A5X)
119,331 (a),(d) JP Morgan Mortgage Trust 3 .346 04/25/52 91,836
Series - 2021 INV6 (Class B1)
71,598 (a),(d) JP Morgan Mortgage Trust 3 .346 04/25/52 53,794
Series - 2021 INV6 (Class B2)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 59,886 (a),(d) JP Morgan Mortgage Trust 2 .500% 05/25/52 $ 44,071
Series - 2021 14 (Class A15)
49,992 (a),(d) JP Morgan Mortgage Trust 2 .927 05/25/52 37,637
Series - 2021 LTV2 (Class A3)
215,537 (a),(d) JP Morgan Mortgage Trust 2 .500 06/25/52 158,619
Series - 2021 15 (Class A15)
223,453 (a),(d) JP Morgan Mortgage Trust 2 .500 07/25/52 164,444
Series - 2022 1 (Class A15)
316,946 (a),(d) JP Morgan Mortgage Trust 3 .250 07/25/52 259,202
Series - 2022 LTV1 (Class A1)
224,760 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 172,848
Series - 2022 2 (Class A25)
341,557 (a),(d) JP Morgan Mortgage Trust 3 .000 08/25/52 262,670
Series - 2022 3 (Class A25)
114,684 (a),(d) JP Morgan Mortgage Trust 3 .000 09/25/52 88,481
Series - 2022 INV3 (Class A6)
353,472 (a),(d) JP Morgan Mortgage Trust 3 .500 09/25/52 284,390
Series - 2022 LTV2 (Class A6)
181,696 (a),(d) JP Morgan Mortgage Trust 3 .000 10/25/52 140,183
Series - 2022 4 (Class A17A)
114,751 (a),(d) JP Morgan Mortgage Trust 3 .000 11/25/52 88,533
Series - 2022 6 (Class A17A)
121,446 (a),(d) JP Morgan Mortgage Trust 3 .000 12/25/52 93,699
Series - 2022 7 (Class 1A17)
94,109 (a),(d) JP Morgan Mortgage Trust 5 .000 06/25/53 85,860
Series - 2023 1 (Class A15A)
94,109 (a),(d) JP Morgan Mortgage Trust 5 .500 06/25/53 88,022
Series - 2023 1 (Class A15B)
500,000 (a) JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 470,954
Series - 2015 C29 (Class AS)
400,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 367,108
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 467,502
Series - 2015 C31 (Class AS)
450,000 (a) JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 376,037
Series - 2015 C31 (Class B)
500,000 (a),(d) JPMBB Commercial Mortgage Securities Trust 4 .359 03/17/49 405,773
Series - 2016 C1 (Class D1)
115,000 (a) JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 94,608
Series - 2017 C5 (Class AS)
500,000 (a),(d) Manhattan West 2 .413 09/10/39 426,064
Series - 2020 1MW (Class B)
45,534 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2 .278 01/25/37 41,996
Series - 2006 WMC1 (Class A1B)
328,128 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 02/15/47 324,536
Series - 2014 C14 (Class AS)
123,447 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 90,848
Series - 2021 5 (Class A9)
128,904 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 109,149
Series - 2021 6 (Class A4)
104,491 (a),(d) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 76,897
Series - 2021 6 (Class A9)
424,429 (a),(d) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 388,300
Series - 2019 MILE (Class A)
100,000 (a),(d) New Residential Mortgage Loan Trust 2 .986 09/25/59 82,609
Series - 2019 NQM4 (Class M1)
100,000 (a),(d) NLT Trust 2 .569 08/25/56 62,132
Series - 2021 INV2 (Class M1)
210,436 (a),(d) OBX Trust 2 .500 07/25/51 154,864
Series - 2021 J2 (Class A19)

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 182,064 (a),(d) OBX Trust 4 .000% 10/25/52 $ 151,958
Series - 2022 INV5 (Class A13)
13,149 (a),(d) OBX Trust SOFR 1 M + 0.764% 4 .658 06/25/57 12,523
Series - 2018 1 (Class A2)
84,535 (a),(d) Oceanview Mortgage Trust 2 .500 05/25/51 62,211
Series - 2021 1 (Class A19)
450,000 (d) One Bryant Park Trust 2 .516 09/15/54 358,446
Series - 2019 OBP (Class A)
222,790 (a),(d) RCKT Mortgage Trust 2 .500 02/25/52 163,956
Series - 2022 2 (Class A22)
91,479 (a),(d) RCKT Mortgage Trust 3 .500 06/25/52 73,600
Series - 2022 4 (Class A22)
9,577 (a),(d) Sequoia Mortgage Trust 3 .500 05/25/45 8,420
Series - 2015 2 (Class A1)
15,228 (a),(d) Sequoia Mortgage Trust 3 .500 02/25/47 13,018
Series - 2017 2 (Class A19)
27,896 (a),(d) Sequoia Mortgage Trust 3 .500 03/25/48 23,965
Series - 2018 3 (Class A1)
7,106 (a),(d) Sequoia Mortgage Trust 4 .000 06/25/49 6,391
Series - 2019 2 (Class A19)
32,807 (a),(d) Sequoia Mortgage Trust 3 .500 12/25/49 28,199
Series - 2019 5 (Class A19)
45,089 (a),(d) Sequoia Mortgage Trust 3 .000 04/25/50 36,183
Series - 2020 3 (Class A19)
85,041 (a),(d) Sequoia Mortgage Trust 2 .500 06/25/51 62,583
Series - 2021 4 (Class A19)
12,844 (a),(d) Shellpoint Co-Originator Trust 3 .500 04/25/47 10,930
Series - 2017 1 (Class A19)
100,000 (a),(d) Verus Securitization Trust 3 .207 11/25/59 87,370
Series - 2019 4 (Class M1)
27,441 (d) Verus Securitization Trust 1 .733 05/25/65 25,282
Series - 2020 5 (Class A3)
114,060 (a),(d) Verus Securitization Trust 2 .240 10/25/66 91,439
Series - 2021 7 (Class A3)
295,000 (d) Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 251,599
Series - 2015 NXS3 (Class D)
1,965 (a),(d) Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 1,812
Series - 2019 2 (Class A17)
13,244 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 11,257
Series - 2019 4 (Class A1)
87,906 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 70,404
Series - 2020 4 (Class A17)
195,416 (a),(d) Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 143,811
Series - 2021 2 (Class A17)
83,492 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 64,417
Series - 2021 INV1 (Class A17)
96,146 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .314 08/25/51 75,040
Series - 2021 INV1 (Class B1)
90,591 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 69,893
Series - 2022 INV1 (Class A18)
113,239 (a),(d) Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 91,108
Series - 2022 INV1 (Class A17)
205,718 (a),(d) Woodward Capital Management 3 .000 05/25/52 158,717
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 23,013,950
TOTAL STRUCTURED ASSETS 35,371,146
(Cost $39,811,131)
SHARES
REFERENCERATE & SPREAD

Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0 .0%
2,600 (c) Morgan Stanley $ 65,364
TOTAL FINANCIAL SERVICES 65,364
TOTAL PREFERRED STOCKS 65,364
(Cost $65,000)
TOTAL LONG-TERM INVESTMENTS 183,547,880
(Cost $207,583,784)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0 .9%
$ 1,645,000 (g) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 1,645,000
TOTAL REPURCHASE AGREEMENT 1,645,000
TOTAL SHORT-TERM INVESTMENTS 1,645,000
(Cost $1,645,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
2,705,747 (h) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 2,705,747
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,705,747
(Cost $2,705,747)
TOTAL INVESTMENTS - 99.7% 187,898,627
(Cost $211,934,531)
OTHER ASSETS & LIABILITIES, NET - 0.3% 486,369
NET ASSETS - 100.0% $ 188,384,996
AVG Average
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,943,025.
(d) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(e)
Perpetual security
(f)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $1,645,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 2.875% and maturity date 8/15/45, valued at $1,677,908.
(h)
Investments made with cash collateral received from securities on loan.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 80,819 EUR 73,005 Morgan Stanley Capital Services 10/13/23  $ 3,522

TIAA-CREF Life Core Bond Fund September 30, 2023

Portfolio of Investments
(continued)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS41V1-5
Year Index
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $ 1,000,000 $ (9,661) $ (7,742) $ (1,919)
CDX-NAHYS41V1-5
Year Index
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 11,000,000 (102,697) — (12,222)
Total $ (112,358) $ (7,742) $ (14,141)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
TIAA-CREF Life Balanced Fund September 30, 2023

(Unaudited)
SHARES DESCRIPTION VALUE
TIAA-CREF LIFE FUNDS—99.9%(a)
FIXED INCOME—50.3%
3,647,817
TIAA-CREF Life Core Bond Fund $ 31,334,752
TOTAL FIXED INCOME 31,334,752
INTERNATIONAL EQUITY—10.0%
731,394
TIAA-CREF Life International Equity Fund 6,216,850
TOTAL INTERNATIONAL EQUITY 6,216,850
U.S. EQUITY—39.6%
378,504
TIAA-CREF Life Growth Equity Fund 5,870,597
381,884
TIAA-CREF Life Growth & Income Fund 6,190,342
313,679
TIAA-CREF Life Large-Cap Value Fund 5,238,442
105,245
TIAA-CREF Life Real Estate Securities Fund 1,227,157
103,043
TIAA-CREF Life Small-Cap Equity Fund 1,241,662
141,446
TIAA-CREF Life Stock Index Fund 4,943,521
TOTAL U.S. EQUITY 24,711,721
TOTAL TIAA-CREF LIFE FUNDS 62,263,323
(Cost $59,672,279)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$60,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 10/02/23 60,000
TOTAL REPURCHASE AGREEMENT 60,000
TOTAL SHORT-TERM INVESTMENTS 60,000
(Cost $60,000)
TOTAL INVESTMENTS—100.0% 62,323,323
(Cost $59,732,279)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (9,874)
NET ASSETS—100.0% $ 62,313,449
(a)
The Fund invests its assets in the affiliated TIAA-CREF Life Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 9/29/23 to be repurchased at $60,000 on 10/2/23, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/15/26, valued at $61,283.

TIAA-CREF Life Funds September 30, 2023
Notes to Portfolios of Investments
(unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Long-Term Investments
:
Common stocks $131,017,636 $7,605,859 $— $138,623,495
Short-Term Investments
:
Repurchase agreement — 533,000 — 533,000
Total $131,017,636 $8,138,859 $— $139,156,495
1 1 1 1 1
Growth & Income
Long-Term Investments
:
Common stocks $167,199,589 $— $— $167,199,589
Short-Term Investments
:
Repurchase agreement — 202,000 — 202,000
Total $167,199,589 $202,000 $— $167,401,589
1 1 1 1 1
Large-Cap Value
Long-Term Investments
:
Common stocks $74,170,779 $— $160 $74,170,939
Short-Term Investments
:
Repurchase agreement — 650,000 — 650,000
Total $74,170,779 $650,000 $160 $74,820,939
1 1 1 1 1
Real Estate Securities
Long-Term Investments
:
Common stocks $61,164,513 $— $— $61,164,513
Short-Term Investments
:
Repurchase agreement — 445,000 — 445,000
Total $61,164,513 $445,000 $— $61,609,513
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Small-Cap Equity
Long-Term Investments
:
Common stocks $58,285,426 $— $— $58,285,426
Short-Term Investments
:
Repurchase agreement — 1,290,000 — 1,290,000
Investments purchased with collateral from securities lending 81,190 — — 81,190
Investments in Derivatives
:
Futures contracts* (43,816) — — (43,816)
Total $58,322,800 $1,290,000 $— $59,612,800
1 1 1 1 1
Social Choice Equity
Long-Term Investments
:
Common stocks $79,770,772 $— $— $79,770,772
Short-Term Investments
:
Repurchase agreement — 1,135,000 — 1,135,000
Investments purchased with collateral from securities lending 109,908 — — 109,908
Investments in Derivatives
:
Futures contracts* (47,311) — — (47,311)
Total $79,833,369 $1,135,000 $— $80,968,369
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $696,178,664 $54,624 $4,151 $696,237,439
Rights/Warrants — — 17 17
Short-Term Investments
:
Repurchase agreement — 3,408,000 — 3,408,000
Investments purchased with collateral from securities lending 1,382,018 — — 1,382,018
Investments in Derivatives
:
Futures contracts* (101,848) — — (101,848)
Total $697,458,834 $3,462,624 $4,168 $700,925,626
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $8,187,811 $117,772,497 $— $125,960,308
Short-Term Investments
:
Repurchase agreement — 3,223,000 — 3,223,000
Total $8,187,811 $120,995,497 $— $129,183,308
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $7,865,230 $— $7,865,230
Corporate bonds — 73,792,330 — 73,792,330
Government bonds — 66,647,127 — 66,647,127
Structured assets — 35,177,829 — 35,177,829
Preferred stocks 65,364 — — 65,364
Short-Term Investments
:
Repurchase agreement — 1,645,000 — 1,645,000
Investments purchased with collateral from securities lending 2,705,747 — — 2,705,747
Investments in Derivatives
:
Forward foreign currency contracts* — 3,522 — 3,522
Credit default swap contracts* — (14,141) — (14,141)
Total $2,771,111 $185,116,897 $— $187,888,008
1 1 1 1 1
Balanced
Registered investment companies $62,263,323 $— $— $62,263,323
Short-term investments — 60,000 — 60,000
Total $62,263,323 $60,000 $— $62,323,323
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
A10942-D (11/23)